Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Government Bond Fund

Description	Face Amount (000)	Value (000)
U.S. Treasury Obligations [67.3%]
U.S. Treasury Bonds
8.125%, 05/15/21	$1,500	$1,633
8.000%, 11/15/21	1,500	1,675
U.S. Treasury Notes
2.750%, 07/31/23	1,175	1,220
2.750%, 08/31/23	1,255	1,304
2.625%, 02/28/23	1,700	1,753
2.625%, 12/31/25	1,600	1,678
2.375%, 12/31/20	620	624
2.375%, 04/15/21	1,000	1,010
2.250%, 04/15/22	1,500	1,522
2.000%, 11/30/22	1,500	1,517
1.875%, 05/31/22	1,665	1,676
1.875%, 07/31/22	1,700	1,712
1.875%, 08/31/24	2,805	2,829
1.750%, 02/28/22	1,800	1,807
1.625%, 08/15/22	1,800	1,802
1.625%, 04/30/23	1,225	1,225
1.500%, 01/31/22	1,700	1,698
1.375%, 10/31/20	680	678
1.250%, 10/31/21	1,330	1,322

Total U.S. Treasury Obligations
(Cost $28,570)		28,685

U.S. Government Agency Obligations [15.3%]
FHLB
3.375%, 09/08/23	1,585	1,682
3.125%, 09/09/22	1,610	1,674
FNMA
2.625%, 09/06/24	1,400	1,457
1.250%, 08/17/21	1,700	1,691

Total U.S. Government Agency Obligations
(Cost $6,327)		6,504

U.S. Government Mortgage-Backed Obligations [15.1%]
FHLMC, Ser 2016-4635, Cl EG, Pool FHR 4635 EG
2.500%, 12/15/46	1,861	1,874
FNMA, Pool AL5866
2.669%, 08/01/22	1,408	1,434
FNMA, Pool AS4877
3.000%, 04/01/30	1,332	1,372
FNMA, Pool FN0004
3.619%, 12/01/20	1,591	1,590
FNMA ARM, Pool 766620
4.662%, VAR ICE LIBOR USD 12 Month+1.662%, 03/01/34	55	57
GNMA, Pool 329656
8.000%, 08/15/22	2	2
GNMA, Pool 376533
7.500%, 06/15/24	—	—
GNMA, Pool 398660
7.500%, 05/15/26	1	1
GNMA, Pool 497411
6.000%, 01/15/29	2	2

Description	Face Amount (000)/Share Amount	Value (000)
GNMA ARM, Pool G2 81318
3.875%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 04/20/35	$82	$85
GNMA ARM, Pool G2 81447
3.250%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 08/20/35	21	22

Total U.S. Government Mortgage-Backed Obligations
(Cost $6,450)		6,439

Short-Term Investment** [1.7%]
SEI Daily Income Trust Government Fund, Cl F, 1.500%	749,022	749

Total Short-Term Investment
(Cost $749)		749

Total Investments [99.4%]
(Cost $42,096)		$42,377

Percentages are based on Net Assets of $42,612 (000).

**	The rate reported is the 7-day effective yield as of December 31, 2019.

ARM — Adjustable Rate Mortgage

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

Ser — Series

VAR — Variable

The following is a list of the inputs used as of December 31, 2019 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$28,685	$—	$28,685
U.S. Government Agency Obligations	—	6,504	—	6,504
U.S. Government Mortgage-Backed Obligations	—	6,439	—	6,439
Short-Term Investment	749	—	—	749
Total Investments in Securities	$749	$41,628	$—	$42,377

For the period ended December 31, 2019, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [72.3%]
Automotive [7.8%]
American Honda Finance, MTN
1.700%, 09/09/21	$2,500	$2,496
Daimler Finance North America
2.331%, VAR ICE LIBOR USD 3 Month+0.430%, 02/12/21(A)	2,500	2,501
General Motors Financial
5.250%, 03/01/26	1,250	1,386
Hyundai Capital America, MTN
2.899%, VAR ICE LIBOR USD 3 Month+1.000%, 09/18/20(A)	1,000	1,004
Toyota Motor Credit, MTN
2.250%, 10/18/23	3,000	3,030

Total Automotive		10,417

Banks [7.6%]
BPCE
4.000%, 04/15/24	1,800	1,926
National Australia Bank
4.375%, 12/10/20(A)	751	768
PNC Bank
2.700%, 11/01/22	2,500	2,548
Standard Chartered
3.950%, 01/11/23(A)	2,250	2,320
Wells Fargo Bank, MTN
2.020%, VAR United States Secured Overnight Financing Rate+0.480%, 03/25/20	2,500	2,500

Total Banks		10,062

Broadcasting & Cable [3.9%]
CBS
4.300%, 02/15/21	1,400	1,429
Comcast
3.700%, 04/15/24	1,500	1,600
Comcast Cable Communications Holdings
9.455%, 11/15/22	1,800	2,175

Total Broadcasting & Cable		5,204

Computer System Design & Services [2.2%]
Apple
3.450%, 05/06/24	2,750	2,921

Drugs [0.8%]
AbbVie
2.500%, 05/14/20	1,000	1,002

Food, Beverage & Tobacco [3.2%]
Anheuser-Busch InBev Finance
3.700%, 02/01/24	1,850	1,962

Description	Face Amount (000)	Value (000)
General Mills
2.600%, 10/12/22	$2,250	$2,284

Total Food, Beverage & Tobacco		4,246

Industrials [0.8%]
Penske Truck Leasing LP
3.450%, 07/01/24(A)	1,000	1,039

Investment Banker/Broker Dealer [1.1%]
Jefferies Group
5.125%, 01/20/23	1,300	1,404

Machinery [1.9%]
Caterpillar Financial Services, MTN
2.100%, 01/10/20	2,500	2,500

Medical Products & Services [2.0%]
Gilead Sciences
3.700%, 04/01/24	2,500	2,651

Medical-HMO [2.3%]
UnitedHealth Group
2.875%, 03/15/23	3,000	3,082

Petroleum & Fuel Products [8.1%]
BP Capital Markets
3.814%, 02/10/24	2,500	2,671
Shell International Finance BV
3.400%, 08/12/23	2,500	2,622
Sunoco Logistics Partners Operations
4.650%, 02/15/22	1,300	1,355
Total Capital International
2.875%, 02/17/22	4,000	4,087

Total Petroleum & Fuel Products		10,735

Property/Casualty Ins [1.5%]
Berkshire Hathaway
2.750%, 03/15/23	2,000	2,051

Real Estate Investment Trusts [4.4%]
HCP
3.150%, 08/01/22	1,000	1,024
Prologis
4.250%, 08/15/23	2,500	2,678
Simon Property Group
3.375%, 10/01/24	2,000	2,106

Total Real Estate Investment Trusts		5,808

Retail [3.3%]
AutoZone
4.000%, 11/15/20	1,400	1,416
Costco Wholesale
2.150%, 05/18/21	3,000	3,017

Total Retail		4,433

Security Brokers & Dealers [17.8%]
Bank of Nova Scotia
2.450%, 03/22/21	2,500	2,520

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)
Citigroup
3.337%, VAR ICE LIBOR USD 3 Month+1.430%, 09/01/23	$1,000	$1,021
Credit Suisse Group Funding Guernsey
3.450%, 04/16/21	1,250	1,271
Goldman Sachs Group
3.000%, 04/26/22	2,500	2,532
HSBC Holdings
3.400%, 03/08/21	2,500	2,540
JPMorgan Chase
3.300%, 04/01/26	3,000	3,158
Macquarie Group
6.000%, 01/14/20(A)	2,000	2,002
Mizuho Financial Group
2.768%, VAR ICE LIBOR USD 3 Month+0.880%, 09/11/22	2,600	2,622
Morgan Stanley, MTN
3.750%, 02/25/23	2,000	2,095
Royal Bank of Scotland Group
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/24	1,250	1,328
Sumitomo Mitsui Financial Group
2.846%, 01/11/22	2,500	2,539

Total Security Brokers & Dealers		23,628

Telephones & Telecommunications [3.6%]
America Movil
5.000%, 03/30/20	800	805
AT&T
3.600%, 02/17/23	2,000	2,087
Verizon Communications
3.500%, 11/01/24	1,800	1,909

Total Telephones & Telecommunications		4,801

Total Corporate Bonds
(Cost $93,976)		95,984

Municipal Bonds [14.6%]
California [4.1%]
California State, Various Purpose, GO
3.500%, 04/01/28	3,700	3,984
University of California, Ser AX, GO
Callable 04/01/25 @ 100
3.063%, 07/01/25	1,400	1,466

Total California		5,450

New York [10.5%]
New York City, Build America Bonds, GO
5.424%, 03/01/25	2,500	2,851

Description	Face Amount (000)	Value (000)
New York City, Transitional Finance Authority Future Tax Secured Revenue, RB
2.880%, 11/01/26	$2,000	$2,056
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser, RB
5.008%, 08/01/27	3,000	3,494
New York State, Urban Development, RB
3.100%, 03/15/24	3,500	3,631
New York State, Urban Development, Ser D-2, RB
Callable 09/15/27 @ 100
3.320%, 03/15/29	1,850	1,935

Total New York		13,967

Total Municipal Bonds
(Cost $18,602)		19,417

Commercial Paper [5.7%]
Banco Santander
2.012%, 02/19/20	3,000	2,991
Chevron Corp.
1.869%, 01/13/20	2,540	2,539
John Deere Capital
1.825%, 02/06/20	2,000	1,997

Total Commercial Paper
(Cost $7,526)		7,527

Affiliated Registered Investment Company [2.9%]
City National Rochdale Fixed Income Opportunities Fund, Cl N	157,077	3,837

Total Affiliated Registered Investment Company
(Cost $4,000)		3,837

Asset-Backed Security [2.7%]
Carmax Auto Owner Trust, Ser 2018-4, Cl A3
3.360%, 09/15/23	3,500	3,570

Total Asset-Backed Security
(Cost $3,500)		3,570

Closed-End Fund [0.5%]
Stone Ridge Reinsurance Risk Premium Interval Fund*	79,784	622

Total Closed-End Fund
(Cost $800)		622

Short-Term Investment** [0.5%]
SEI Daily Income Trust Government Fund, Cl F, 1.500%	685,424	685

Total Short-Term Investment
(Cost $685)		685

Total Investments [99.2%]
(Cost $129,089)		$131,642

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Corporate Bond Fund

Percentages are based on Net Assets of $132,652 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2019.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2019, the value of these securities amounted to $9,634 (000), representing 7.3% of the net assets of the Fund.
(B)	The rate reported is the effective yield at time of purchase.

Cl — Class

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

USD — United States Dollar

VAR — Variable Rate

The following is a list of the inputs used as of December 31, 2019 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$95,984	$—	$95,984
Municipal Bonds	—	19,417	—	19,417
Commercial Paper	—	7,527	—	7,527
Affiliated Registered Investment Company	3,837	—	—	3,837
Asset-Backed Security	—	3,570	—	3,570
Closed-End Fund	622	—	—	622
Short-Term Investment	685	—	—	685
Total Investments in Securities	$5,144	$126,498	$—	$131,642

For the period ended December 31, 2019, there have been no transfers in or out of Level 3.

The following is a summary of the transactions with affiliates for the period ended December 31, 2019 (000):

City National Rochdale Fixed Income Opportunities Fund, Class N
Beginning balance as of 9/30/19	$3,804
Purchases at Cost	—
Proceeds from Sales	—
Realized Gain (Loss)	—
Unrealized Gain (Loss)	$33
Ending balance as of 12/31/19	$3,837
Dividend Income	—

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [96.9%]
California [93.8%]
Anaheim, Public Financing Authority, RB, BAM
Callable 09/01/29 @ 100
5.000%, 09/01/30	$750	$982
Bay Area, Water Supply & Conservation Agency, Ser A, RB
Callable 04/01/23 @ 100
5.000%, 10/01/23	600	679
Brea, Redevelopment Agency Successor, Redevelopment Project, TA
5.000%, 08/01/20	500	512
Brea, Redevelopment Agency Successor, Redevelopment Project, TA
Callable 08/01/23 @ 100
5.000%, 08/01/25	500	570
California State University, Ser B-1, RB
Callable 05/01/26 @ 100
1.600%, 11/01/47(A)	1,000	1,011
California State, Department of Water Resources, Ser AX, RB
Callable 12/01/27 @ 100
5.000%, 12/01/29	500	641
California State, Educational Facilities Authority, Chapman University, RB
Callable 04/01/25 @ 100
5.000%, 04/01/26	100	119
California State, Educational Facilities Authority, Chapman University, RB
Callable 04/01/25 @ 100
5.000%, 04/01/27	100	119
California State, GO
5.250%, 09/01/22	1,000	1,112
California State, GO
5.000%, 12/01/21	1,000	1,077
California State, GO
5.000%, 10/01/22	1,000	1,109
California State, GO
Callable 11/01/20 @ 100
5.000%, 11/01/22	1,025	1,059
California State, GO
5.000%, 11/01/24	1,000	1,185
California State, GO
5.000%, 08/01/26	1,000	1,239
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/26	1,000	1,150
California State, GO
Callable 11/01/23 @ 100
5.000%, 11/01/27	500	573
California State, GO
5.000%, 10/01/29	1,000	1,315

Description	Face Amount (000)	Value (000)
California State, GO
Callable 04/01/29 @ 100
5.000%, 04/01/33	$1,000	$1,279
California State, GO
4.000%, 04/01/23	1,000	1,096
California State, Health Facilities Financing Authority, RB
5.000%, 10/01/39(A)	1,000	1,205
California State, Health Facilities Financing Authority, Ser A, RB
Callable 11/15/22 @ 100
5.000%, 11/15/25	665	739
California State, Health Facilities Financing Authority, Ser A, RB
Callable 07/01/23 @ 100
5.000%, 07/01/28	1,000	1,130
California State, Health Facilities Financing Authority, St. Joseph Health System, Ser D, RB
5.000%, 07/01/43(A)	1,075	1,107
California State, Infrastructure & Economic Development Bank, RB
5.000%, 01/01/28	800	1,011
California State, Infrastructure & Economic Development Bank, Ser B, RB
5.000%, 07/01/23	1,000	1,133
California State, Municipal Finance Authority, RB
5.000%, 06/01/23	200	227
California State, Municipal Finance Authority, RB
5.000%, 10/01/23	225	254
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
5.000%, 09/01/22	1,000	1,105
California State, Public Works Board, Judicial Council, Ser B, RB
5.000%, 10/01/23	475	544
California State, Public Works Board, RB
5.000%, 09/01/25	1,500	1,818
California State, Public Works Board, Ser B, RB
5.000%, 10/01/25	225	273
California State, Public Works Board, Ser C, RB
Callable 03/01/27 @ 100
5.000%, 03/01/28	500	622
California State, Public Works Board, Ser S, RB
Callable 04/01/27 @ 100
5.000%, 04/01/28	800	997

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
California State, Statewide Communities Development Authority, Cottage Health System, RB
Callable 11/01/24 @ 100
5.000%, 11/01/25	$350	$409
California State, University Systemwide Revenue, Ser A, RB
5.000%, 11/01/24	900	1,072
California State, University Systemwide Revenue, Ser A, RB
Callable 05/01/26 @ 100
5.000%, 11/01/27	240	297
Chula Vista Elementary School District, RB
1.520%, 08/01/23(B)	2,000	1,921
Chula Vista, Police Facility Project, COP
5.000%, 10/01/21	360	385
Contra Costa, Transportation Authority, Ser A, RB
5.000%, 03/01/27	420	533
East Bay, Municipal Utility District, Water System Revenue, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 06/01/29	850	1,024
Fremont, Public Financing Authority, RB
5.000%, 10/01/25	1,000	1,217
Gilroy, Public Facilities Financing Authority, RB
5.000%, 11/01/21	940	1,010
Golden State Tobacco Securitization, Ser A, RB
5.000%, 06/01/21	1,000	1,055
Inglewood, Redevelopment Agency Successor Agency, Sub-Ser, TA, BAM
5.000%, 05/01/23	500	562
Jurupa, Unified School District, GO, AGM
5.000%, 08/01/22	1,000	1,105
Long Beach, Harbor Revenue, Ser A, RB
5.000%, 12/15/20	1,170	1,215
Long Beach, Harbor Revenue, Ser A, RB, AMT
5.000%, 05/15/27	500	620
Long Beach, Unified School District, GO
5.000%, 08/01/26	1,000	1,246
Los Angeles County, Disney Parking Hall Project, COP
5.000%, 09/01/22	500	553
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 07/01/26	500	606

Description	Face Amount (000)	Value (000)
Los Angeles County, Public Works Financing Authority, Ser E-2, RB
4.000%, 12/01/28	$500	$609
Los Angeles, Department of Airports, Ser C, RB
5.000%, 05/15/25	550	664
Los Angeles, Department of Airports, Sub-Ser, RB, AMT
Callable 05/15/26 @ 100
5.000%, 05/15/29	400	480
Los Angeles, Department of Water & Power, Power System Project, Ser C, RB
5.000%, 07/01/23	500	570
Los Angeles, Sanitation Districts Financing Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/28	500	604
Los Angeles, Ser A, GO, ETM
5.000%, 09/01/21	270	288
Orange County, Redevelopment Agency Successor Agency, TA, AGM
5.000%, 09/01/23	320	367
Redding, Electric System Revenue, RB
5.000%, 06/01/24	600	706
Redding, Electric System Revenue, RB
5.000%, 06/01/25	250	303
Riverside County, Infrastructure Financing Authority, Ser A, RB
Callable 11/01/26 @ 100
4.000%, 11/01/29	500	580
Riverside County, Transportation Commission, Ser A, RB
Pre-Refunded @ 100
5.250%, 06/01/23(C)	500	573
Riverside, Electric System Revenue, Ser A, RB
5.000%, 10/01/23	1,000	1,150
Riverside, Public Financing Authority, Ser A, RB
5.000%, 11/01/21	1,100	1,182
Sacramento County, Sanitation District Financing Authority, Sewer Revenue, Ser A, RB
5.000%, 12/01/20	500	519
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
Callable 07/01/27 @ 100
5.000%, 07/01/28	350	438

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
San Diego, Public Facilities Financing Authority, Sewer Revenue, RB
5.000%, 05/15/25	$1,000	$1,211
San Francisco City & County, Airport Commission, Ser D, RB, AMT
5.000%, 05/01/21	1,000	1,050
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/27	1,000	1,219
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser A, RB
Callable 11/01/24 @ 100
5.000%, 11/01/28	500	590
San Francisco City & County, San Francisco International Airport, RB, AMT
5.000%, 05/01/27	2,000	2,457
San Francisco, State Building Authority, RB
4.000%, 12/01/20	1,000	1,028
San Joaquin Hills, Transportation Corridor Agency, Ser Senior LIEN-CABS, RB, ETM
1.250%, 01/01/26(B)	400	370
San Jose, International Airport, Ser A, RB, AMT
5.000%, 03/01/24	500	574
San Leandro, Unified School District, GO, BAM
5.000%, 08/01/24	325	383
San Mateo County, Joint Powers Financing Authority, Maple Street Correctional Center, RB
Callable 06/15/24 @ 100
5.000%, 06/15/26	1,035	1,216
San Pablo County, Redevelopment Agency, Ser A, TA, AGM
5.000%, 06/15/21	480	507
Santa Clara County, Financing Authority, Lease Revenue Capital Project, Ser A, RB
5.000%, 02/01/20	500	502
Santa Clara County, Financing Authority, Ser A, RB
5.000%, 05/01/29	1,000	1,319
Santa Clara Valley, Transportation Authority, Ser B, RB
5.000%, 06/01/26	200	250
Silicon Valley, RB
3.000%, 03/01/24	1,000	1,073

Description	Face Amount (000)	Value (000)
State of California, GO
5.000%, 11/01/27	$1,000	$1,275
Tahoe-Truckee, Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/27	200	249
Tahoe-Truckee, Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/28	200	248
Tustin, Unified School District, SPL Tax, BAM
5.000%, 09/01/24	500	589
University of California, Regents of the University of California Medical Center Pooled Revenue, Ser J, RB
Pre-Refunded @ 100
5.000%, 05/15/23(C)	495	561
University of California, Regents of the University of California Medical Center Pooled Revenue, Ser J, RB
Callable 05/15/23 @ 100
5.000%, 05/15/26	110	125
University of California, Revenues Limited Project, Ser E, RB
Callable 05/15/20 @ 100
5.000%, 05/15/22	500	508
University of California, Ser AJ, RB
3.639%, 05/15/23	455	481
University of California, Ser AT, RB
Callable 11/15/20 @ 100
1.400%, 05/15/46(A)	2,500	2,510
University of California, Ser AY, RB
Callable 05/15/27 @ 100
5.000%, 05/15/28	2,000	2,533
University of California, Ser G, RB
Pre-Refunded @ 100
5.000%, 05/15/22(C)	230	252
University of California, Ser G, RB
Callable 05/15/22 @ 100
5.000%, 05/15/26	270	296
Westlands, Water District, Ser A, RB, AGM
Callable 09/01/26 @ 100
5.000%, 09/01/27	1,000	1,232

Total California		77,463

Colorado [1.2%]
Colorado State, Housing & Finance Authority, Ser B-2, RB
Callable 01/01/20 @ 100
1.650%, 11/01/44(A)	1,000	1,000

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)/Share Amount	Value (000)
Florida [0.6%]
Davie, Eastern University Project, RB
5.000%, 04/01/25	$400	$469

Illinois [1.3%]
Illinois State, Ser A, RB
5.000%, 10/01/21	1,000	1,053

Total Municipal Bonds
(Cost $77,283)		79,985

Short-Term Investment** [1.4%]
SEI Daily Income Trust Government Fund, Cl F, 1.500%	1,113,135	1,113

Total Short-Term Investment
(Cost $1,113)		1,113

Repurchase Agreement [1.2%]
Barclays (D)
1.550%, dated 12/31/19, repurchased on 01/02/20, repurchase price $1,000,086 (collateralized by U.S. Treasury Obligation, par value $1,019,000, 1.625%, 12/31/21; with a total market value of $1,020,035)	1,000	1,000

Total Repurchase Agreement
(Cost $1,000)		1,000

Total Investments [99.5%]
(Cost $79,396)		$82,098

Percentages are based on Net Assets of $82,537 (000).

**	The rate reported is the 7-day effective yield as of December 31, 2019.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(B)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(C)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(D)	Tri-party Repurchase Agreement.

AGM — Assured Guarantee Municipal

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

ETM — Escrowed to Maturity

GO — General Obligation

RB — Revenue Bond

Ser — Series

SPL Tax — Special Tax

TA — Tax Allocation

The following is a list of the inputs used as of December 31, 2019 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$79,985	$—	$79,985
Short-Term Investment	1,113	—	—	1,113
Repurchase Agreement	—	1,000	—	1,000
Total Investments in Securities	$1,113	$80,985	$—	$82,098

For the period ended December 31, 2019, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [92.8%]
Alabama [1.8%]
Alabama State, Southeast Gas Supply District, Ser A, RB
Callable 03/01/24 @ 100
4.000%, 06/01/49(A)	$5,000	$5,451
Jefferson County, Sewer Revenue, Ser D, RB
Callable 10/01/23 @ 105
6.000%, 10/01/42	9,000	10,615
Jefferson County, Sewer Revenue, Sub-Ser, RB
Callable 10/01/23 @ 105
0.827%, 10/01/23(B)	2,500	2,415
Tuscaloosa County, Industrial Development Authority, Ser A, RB
Callable 05/01/29 @ 100
5.250%, 05/01/44(C)	4,000	4,597
Tuscaloosa County, Industrial Development Authority, Ser A, RB
Callable 05/01/29 @ 100
4.500%, 05/01/32(C)	4,500	4,938

Total Alabama		28,016

Alaska [0.6%]
Northern Arkansas, Tobacco Securitization, Ser A, RB
Callable 01/17/20 @ 100
5.000%, 06/01/46	9,500	9,524

Arizona [0.9%]
Arizona State, Industrial Development Authority, RB
Callable 07/01/29 @ 100
5.000%, 01/01/54	375	417
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.250%, 11/15/46	1,000	1,077
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.250%, 11/15/51	1,850	1,986
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.000%, 11/15/36	600	647
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
5.750%, 07/01/24(C)	1,400	1,505

Description	Face Amount (000)	Value (000)
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45(C)	$3,300	$3,520
Pima County, Industrial Development Authority, Noah Webster School Project, RB
Callable 12/15/23 @ 100
7.000%, 12/15/43	1,500	1,693
Tempe, Industrial Development Authority, Mirrabella at ASU Project, Ser A, RB
Callable 10/01/27 @ 100
6.125%, 10/01/52(C)	1,200	1,362
Yavapai County, Industrial Development Authority, Ser A, RB
Callable 03/01/25 @ 100
5.000%, 09/01/34(C)	2,015	2,174

Total Arizona		14,381

California [5.9%]
California County, Tobacco Securitization Agency, Sub-Ser A, RB
Callable 01/17/20 @ 19
6.647%, 06/01/46(D)	10,000	1,847
California Municipal Finance Authority, RB, AMT
4.000%, 07/15/29	4,905	5,575
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/31	1,500	1,718
California State, Health Facilities Financing Authority, Ser A, RB
Callable 11/15/27 @ 100
4.000%, 11/15/40	5,000	5,643
California State, Municipal Finance Authority, California Baptist University, Ser A, RB
Callable 11/01/25 @ 100
5.500%, 11/01/45(C)	4,000	4,607
California State, Municipal Finance Authority, Ser A, RB
Callable 11/01/26 @ 100
5.250%, 11/01/36	255	296
California State, Municipal Finance Authority, Ser A, RB
Callable 11/01/26 @ 100
5.000%, 11/01/47	1,005	1,126

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
California State, Pollution Control Financing Authority, Calplant I Project, RB, AMT
Callable 07/01/27 @ 100
8.000%, 07/01/39(C)	$5,000	$5,039
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
Callable 09/01/24 @ 100
5.000%, 09/01/31	5,000	5,803
California State, Public Works Board, Various Capital Projects, Ser A, RB
Callable 04/01/22 @ 100
5.000%, 04/01/37	1,000	1,079
California State, School Finance Authority, KIPP LA Project, Ser A, RB
Callable 07/01/27 @ 100
5.000%, 07/01/47(C)	500	575
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
6.000%, 10/01/49	1,120	1,240
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.875%, 10/01/44	1,000	1,104
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.625%, 10/01/34	575	639
California State, Statewide Communities Development Authority, RB
Callable 06/01/25 @ 100
7.000%, 06/01/45(E)	3,155	1,688
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.250%, 12/01/43(C)	500	581
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.250%, 12/01/48(C)	2,000	2,310
California State, Statewide Communities Development Authority, Ser A, RB
Callable 06/01/26 @ 100
5.250%, 12/01/56(C)	1,500	1,685

Description	Face Amount (000)	Value (000)
California State, Statewide Financing Authority, Ser C, RB
Callable 01/17/20 @ 9
13.837%, 06/01/55(D)	$50,000	$2,752
Central Basin, Municipal Water District, Ser A, RB
Callable 08/01/28 @ 100
5.000%, 08/01/44	2,000	2,304
Folsom Ranch, Financing Authority, SPL Tax
Callable 09/01/27 @ 100
5.000%, 09/01/37	1,435	1,686
Folsom Ranch, Financing Authority, SPL Tax
Callable 09/01/27 @ 100
5.000%, 09/01/47	2,000	2,318
Golden State Tobacco Securitization, Ser A-1, RB
Callable 06/01/22 @ 100
3.500%, 06/01/36	9,960	10,184
Golden State, Tobacco Securitization, Ser A-1, RB
Callable 06/01/22 @ 100
5.000%, 06/01/47	2,000	2,068
Golden State, Tobacco Securitization, Ser A-2, RB
Callable 06/01/22 @ 100
5.000%, 06/01/47	1,840	1,902
Inland Empire, Tobacco Securitization Authority, RB
Callable 01/17/20 @ 34
8.403%, 06/01/36(D)	12,500	4,289
M-S-R, Energy Authority, Ser C, RB
7.000%, 11/01/34	2,500	3,826
Orange County, Community Facilities District, SPL Tax
Callable 08/15/28 @ 100
5.000%, 08/15/47	1,000	1,179
Oroville City, RB
Callable 04/01/29 @ 100
5.250%, 04/01/39	750	898
Oroville City, RB
Callable 04/01/29 @ 100
5.250%, 04/01/49	3,000	3,509
Palomar Pomerado, Health Care District, COP
Pre-Refunded @ 100
6.000%, 11/01/20(F)	3,920	4,081
San Buenaventura, Community Memorial Health System Project, RB
Callable 12/01/21 @ 100
7.500%, 12/01/41	1,000	1,097
San Buenaventura, Community Memorial Health System Project, RB
Callable 12/01/21 @ 100
7.000%, 12/01/26	1,000	1,094

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
San Francisco City & County, Airport Commission, Ser E, RB, AMT
Callable 05/01/29 @ 100
5.000%, 05/01/50	$2,750	$3,300
San Francisco City & County, Airport Commission, Ser E, RB, AMT
Callable 05/01/29 @ 100
4.000%, 05/01/50	750	827
San Mateo, Community Facilities District, Community Facilities District No. 2008-1-Bay, SPL Tax
Callable 09/01/22 @ 100
5.500%, 09/01/44	1,000	1,075

Total California		90,944

Colorado [9.2%]
9th Avenue Metropolitan District No. 2, GO
Callable 12/01/23 @ 103
5.000%, 12/01/48	1,000	1,054
Amber Creek, Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.125%, 12/01/47	1,065	1,106
Amber Creek, Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	750	783
Arkansas State, River Power Authority, Colorado Improvement Project, RB
Callable 10/01/20 @ 100
6.125%, 10/01/40	2,500	2,566
Base Village Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 103
5.750%, 12/01/46	3,055	3,208
Belleview Station Metropolitan District No. 2, GO
Callable 12/01/21 @ 103
5.125%, 12/01/46	3,375	3,532
Belleview Station Metropolitan District No. 2, GO
Callable 12/01/21 @ 103
5.000%, 12/01/36	1,500	1,571
Big Dry Creek Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.750%, 12/01/47	2,910	3,071
Brighton Crossing Metropolitan District No. 4, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	525	556

Description	Face Amount (000)	Value (000)
Brighton Crossing Metropolitan District No. 4, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	$1,720	$1,819
Broadway Station Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.125%, 12/01/48	1,500	1,605
Broadway Station Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.000%, 12/01/35	730	783
Buffalo Highlands Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.375%, 12/01/48	1,775	1,856
Canyons Metropolitan District No. 5, Ser A, GO
Callable 12/01/22 @ 103
6.125%, 12/01/47	1,000	1,051
Canyons Metropolitan District No. 5, Ser A, GO
Callable 12/01/22 @ 103
6.000%, 12/01/37	2,000	2,110
Castle Oaks, Metropolitan District No. 3, GO
Pre-Refunded @ 100
6.250%, 12/01/20(F)	2,860	3,074
Castle Oaks, Metropolitan District No. 3, GO
Pre-Refunded @ 100
5.500%, 12/01/20(F)	2,345	2,505
Clear Creek Station, Metropolitan District No. 2, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	1,000	1,046
Colorado Health Facilities Authority, Ser A-, RB
Callable 08/01/29 @ 100
4.000%, 08/01/44	6,620	7,095
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.250%, 07/01/46(C)	1,930	2,058
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.000%, 07/01/36(C)	915	977
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Callable 04/01/25 @ 100
5.250%, 04/01/45(C)	2,655	2,768

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Callable 04/01/25 @ 100
5.125%, 04/01/35(C)	$1,515	$1,592
Colorado State, Health Facilities Authority, Ser A-, RB
Callable 08/01/29 @ 100
5.000%, 08/01/44	1,500	1,768
Colorado State, Health Facilities Authority, Ser A-, RB
Callable 08/01/29 @ 100
4.000%, 08/01/49	5,000	5,316
Colorado State, Health Facilities Authority, Sunny Vista Living Center, Ser A, RB
Callable 12/01/25 @ 100
6.125%, 12/01/45(C)	1,000	1,116
Colorado State, High Performance Transportation Enterprise, U.S. 36 & I-25 Managed Lanes Project, RB, AMT
Callable 01/01/23 @ 100
5.750%, 01/01/44	2,000	2,164
Colorado State, Public Energy Authority, RB
6.500%, 11/15/38	6,000	9,109
Cottonwood Highlands Metropolitan District No. 1, Ser A, GO
Callable 06/01/24 @ 103
5.000%, 12/01/49	900	957
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/27 @ 100
4.000%, 12/01/35(C)	1,835	2,025
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/27 @ 100
4.000%, 12/01/36(C)	2,305	2,538
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/29 @ 100
4.000%, 12/01/38	1,250	1,389
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/29 @ 100
4.000%, 12/01/39	1,000	1,108
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/29 @ 100
4.000%, 12/01/40	750	827

Description	Face Amount (000)	Value (000)
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
Callable 06/01/24 @ 103
6.000%, 12/01/48	$2,290	$2,402
Denver, International Business Center, RB
4.000%, 12/01/48	350	358
Denver, Regional Transportation District, Denver Transportation Partners Project, RB
Callable 07/15/20 @ 100
6.000%, 01/15/41	1,000	1,020
Erie Highlands, Metropolitan District No. 1, GO
Callable 12/01/20 @ 103
5.750%, 12/01/45	2,000	2,077
Erie Highlands, Metropolitan District No. 2, Ser A, GO
Callable 12/01/23 @ 103
5.250%, 12/01/48	5,725	5,998
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 12/01/39	595	657
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 08/01/49	540	590
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
3.000%, 12/01/29	524	526
Flatiron Meadows, Metropolitan District, GO
Callable 12/01/21 @ 103
5.125%, 12/01/46	2,000	2,061
Great Western Park, Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 100
5.000%, 12/01/46	1,825	1,883
Green Gables, Metropolitan District No. 1, Ser A, GO
Pre-Refunded @ 100
5.300%, 12/01/21(F)	2,500	2,677
Lewis Pointe, Metropolitan District, Ser A, GO
Callable 12/01/20 @ 100
6.000%, 12/01/44	2,590	2,612
Leyden Rock Metropolitan District No. 10, Ser A, GO
Callable 12/01/21 @ 103
5.000%, 12/01/45	2,500	2,620
Leyden Rock Metropolitan District No. 10, Ser A, GO
Callable 12/01/21 @ 103
4.375%, 12/01/33	1,500	1,575

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
North Holly, Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.500%, 12/01/48	$1,755	$1,816
Overlook Metropolitan District, GO
Callable 12/01/21 @ 103
5.500%, 12/01/46	1,230	1,256
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Callable 12/01/23 @ 103
5.125%, 12/01/37	550	584
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Callable 12/01/23 @ 103
5.125%, 12/01/43	1,000	1,055
Sierra Ridge, Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 103
5.500%, 12/01/46	1,500	1,574
Solaris, Metropolitan District No. 3, Ser A, GO
5.000%, 12/01/36	700	735
Solaris, Metropolitan District No. 3, Ser A, GO
Callable 12/01/21 @ 103
5.000%, 12/01/46	2,530	2,649
Southglenn, Metropolitan District, GO
Callable 12/01/21 @ 103
5.000%, 12/01/46	3,675	3,857
Southglenn, Metropolitan District, GO
Callable 12/01/21 @ 103
3.500%, 12/01/26	1,750	1,784
Southlands, Metropolitan District No. 1, Ser A-1, GO
Callable 12/01/27 @ 100
5.000%, 12/01/37	500	567
Southlands, Metropolitan District No. 1, Ser A-1, GO
Callable 12/01/27 @ 100
5.000%, 12/01/47	3,000	3,357
Stone Creek Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.625%, 12/01/47	2,000	2,079
Trails at Crowfoot Metropolitan District No. 3, Ser ES-, GO
Callable 09/01/24 @ 103
5.000%, 12/01/39	1,000	1,043
Trails at Crowfoot Metropolitan District No. 3, Ser ES-, GO
Callable 09/01/24 @ 103
5.000%, 12/01/49	2,000	2,052
Trails at Crowfoot Metropolitan District No. 3, Ser ES-, GO
Callable 09/01/24 @ 103
4.375%, 12/01/30	620	630

Description	Face Amount (000)	Value (000)
Village at Dry Creek Metropolitan District No. 2, GO
Callable 09/01/24 @ 103
4.375%, 12/01/44	$1,870	$1,919
Villas Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.125%, 12/01/48	1,250	1,297
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	300	329
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.000%, 12/01/35	100	109
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	375	387
Water Valley, Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	1,045	1,149
Water Valley, Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	250	256
Westcreek Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.375%, 12/01/48	1,300	1,345
Whispering Pines Metropolitan District No. 1, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	1,685	1,795
Whispering Pines Metropolitan District No. 1, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	2,500	2,623
Wild Plum Metropolitan District, Ser A, GO
Callable 12/01/24 @ 103
5.000%, 12/01/49	595	618
Willow Bend Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 12/01/39	600	643

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Willow Bend Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 12/01/49	$1,000	$1,055

Total Colorado		141,722

Connecticut [0.3%]
Tender Option Bond Trust Receipts, Ser 2016-XM0449, RB
Callable 06/01/26 @ 100
8.400%, 12/01/45(A) (C) (G)	3,335	4,895

Delaware [0.1%]
Delaware State, Economic Development Authority, Indian River Power Project, RB
Callable 10/01/20 @ 100
5.375%, 10/01/45	2,000	2,049

District of Columbia [0.4%]
District of Columbia, RB
Callable 07/01/29 @ 100
4.000%, 07/01/39	730	798
District of Columbia, RB
Callable 07/01/29 @ 100
4.000%, 07/01/44	1,000	1,080
District of Columbia, RB
Callable 07/01/29 @ 100
4.000%, 07/01/49	1,000	1,075
Metropolitan Washington, Airports Authority, Dulles Toll Road Revenue, Ser B, RB
Callable 10/01/28 @ 100
6.500%, 10/01/44	2,000	2,665

Total District of Columbia		5,618

Florida [7.6%]
Alachua County Health Facilities Authority, RB
Callable 12/01/29 @ 100
5.000%, 12/01/37	2,945	3,621
Alachua County, Health Facilities Authority, East Ridge Retirement Village Project, RB
Callable 11/15/24 @ 100
6.250%, 11/15/44	2,690	2,338
Alachua County, Health Facilities Authority, East Ridge Retirement Village Project, RB
Callable 11/15/24 @ 100
6.000%, 11/15/34	2,500	2,239
Capital Trust Agency, RB
Callable 01/01/29 @ 100
5.375%, 07/01/54(C)	1,500	1,569
Capital Trust Agency, RB
Callable 01/01/29 @ 100
5.125%, 07/01/39(C)	1,500	1,573

Description	Face Amount (000)	Value (000)
Capital Trust Agency, RB
Callable 06/15/26 @ 100
5.000%, 06/15/49(C)	$4,030	$4,222
County of Miami-Dade Florida Water & Sewer System Revenue, Ser B, RB
Callable 10/01/29 @ 100
4.000%, 10/01/49	10,000	11,090
Florida State, Capital Trust Agency, Silver Creek St. Augustine, RB
Callable 02/03/20 @ 100
7.000%, 01/01/35(A) (E)	815	815
Florida State, Capital Trust Agency, Silver Creek St. Augustine, RB
Callable 02/03/20 @ 100
5.750%, 01/01/50(E)	945	945
Florida State, Capital Trust Agency, Silver Creek St. Augustine, Ser A, RB
Callable 01/01/21 @ 103
8.250%, 01/01/44(E)	3,390	2,170
Florida State, Capital Trust Agency, Silver Creek St. Augustine, Ser A, RB
Callable 01/01/21 @ 103
8.250%, 01/01/49(E)	1,000	640
Florida State, Department of Transportation Turnpike System Revenue, Ser B, RB
Callable 07/01/29 @ 100
3.000%, 07/01/36	6,310	6,534
Florida State, Department of Transportation Turnpike System Revenue, Ser B, RB
Callable 07/01/29 @ 100
3.000%, 07/01/37	6,050	6,241
Florida State, Development Finance, RB, AMT
Callable 02/03/20 @ 105
6.500%, 01/01/49(A) (C)	5,000	4,758
Florida State, Development Finance, RB, AMT
Callable 02/03/20 @ 105
6.375%, 01/01/49(A) (C)	4,500	4,292
Florida State, Development Finance, RB, AMT
Callable 05/01/22 @ 105
5.000%, 05/01/29(C)	7,000	7,747
Florida State, Development Finance, Renaissance Charter School Project, RB
Callable 06/15/25 @ 100
6.125%, 06/15/46(C)	4,930	5,389
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/22 @ 100
6.125%, 06/15/43(C)	1,000	1,026

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.125%, 06/15/44	$3,000	$3,223
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.000%, 06/15/34	2,110	2,283
Florida State, Village Community Development District No. 10, SAB
Callable 05/01/23 @ 100
6.000%, 05/01/44	880	991
Florida State, Village Community Development District No. 12, SAB
Callable 05/01/26 @ 100
3.875%, 05/01/47	2,925	3,017
Jacksonville, Educational Facilities Revenue, Jacksonville University Project, Ser B, RB
Callable 06/01/28 @ 100
5.000%, 06/01/53(C)	1,000	1,107
Lakewood Ranch, Stewardship District, SAB
Callable 05/01/27 @ 100
5.250%, 05/01/37	1,815	1,990
Miami-Dade County, Educational Facilities Authority, Ser A, RB
Callable 04/01/28 @ 100
4.000%, 04/01/53	1,500	1,621
Miami-Dade County, Industrial Development Authority, Pinecrest Academy Project, RB
Callable 09/15/24 @ 100
5.250%, 09/15/44	4,550	4,921
Miami-Dade County, Industrial Development Authority, Youth CO-OP Charter Schools Project, Ser A, RB
Callable 09/15/25 @ 100
5.750%, 09/15/35(C)	1,605	1,685
Mid-Bay, Bridge Authority, Ser A, RB
Pre-Refunded @ 100
7.250%, 10/01/21(F)	5,200	5,736
Mid-Bay, Bridge Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	5,000	5,706
Osceola County, Finance Authority, Poinciana Parkway Project, Ser A, RB
Pre-Refunded @ 100
5.375%, 10/01/24(F)	5,000	5,909

Description	Face Amount (000)	Value (000)
Osceola County, Transportation Revenue, Ser A-1, RB
Callable 10/01/29 @ 100
5.000%, 10/01/44	$250	$302
Osceola County, Transportation Revenue, Ser A-1, RB
Callable 10/01/29 @ 100
5.000%, 10/01/49	500	600
Osceola County, Transportation Revenue, Ser A-1, RB
Callable 10/01/29 @ 100
4.000%, 10/01/54	800	865
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.500%, 06/01/49	2,000	2,245
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.250%, 06/01/34	500	560
Saint Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB
Pre-Refunded @ 100
6.000%, 08/01/20(F)	3,000	3,083
Village Community Development District No. 12, SAB
Callable 05/01/28 @ 100
4.250%, 05/01/43(C)	2,495	2,658
Village Community Development District No. 12, SAB
Callable 05/01/28 @ 100
4.000%, 05/01/33(C)	1,495	1,594

Total Florida		117,305

Georgia [1.1%]
Atlanta, Department of Aviation, Ser A, RB
Callable 01/01/24 @ 100
5.000%, 01/01/31	2,500	2,839
Burke County, Development Authority, RB
2.925%, 11/01/53(A)	5,000	5,231
DeKalb County, Hospital Authority, Dekalb Medical Center Project, RB
Pre-Refunded @ 100
6.125%, 09/01/20(F)	1,000	1,033

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Gainesville & Hall County, Development Authority, Riverside Military Academy, RB
Callable 03/01/27 @ 100
5.125%, 03/01/52	$2,925	$3,165
Gainesville & Hall County, Development Authority, Riverside Military Academy, RB
Callable 03/01/27 @ 100
5.000%, 03/01/47	500	539
Main Street Natural Gas, Ser A, RB
Callable 05/15/29 @ 100
5.000%, 05/15/43	600	710
Main Street Natural Gas, Ser A, RB
5.000%, 05/15/49	1,000	1,363
Rockdale County, Development Authority, Pratt Paper Project, RB, AMT
Callable 01/01/28 @ 100
4.000%, 01/01/38(C)	1,000	1,060
Savannah, Economic Development Authority, Marshes Skidaway Island Project, RB
Callable 01/01/24 @ 100
7.250%, 01/01/49	810	905

Total Georgia		16,845

Illinois [9.6%]
Aurora, Tax Increase Revenue, Ser A, RB
5.000%, 12/30/27	900	936
Bridgeview Village, Ser A, GO
Callable 12/01/25 @ 100
5.750%, 12/01/35	2,000	2,108
Bridgeview Village, Ser A, GO
Callable 06/01/24 @ 100
5.500%, 12/01/43	4,880	4,975
Chicago, Board of Education, Ser A, GO
Callable 12/01/28 @ 100
5.000%, 12/01/34	1,000	1,155
Chicago, Board of Education, Ser A, GO
Callable 12/01/28 @ 100
5.000%, 12/01/35	1,250	1,439
Chicago, Board of Education, Ser B, GO
Callable 12/01/27 @ 100
7.000%, 12/01/42(C)	5,000	6,392
Chicago, Board of Education, Ser D, GO
Callable 12/01/28 @ 100
5.000%, 12/01/46	2,000	2,256

Description	Face Amount (000)	Value (000)
Chicago, Board of Education, Ser G, GO
Callable 12/01/27 @ 100
5.000%, 12/01/34	$2,000	$2,285
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/24 @ 100
5.000%, 01/01/35	3,000	3,390
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/23 @ 100
5.000%, 01/01/35	2,000	2,199
Chicago, Ser A, GO
Callable 01/01/27 @ 100
6.000%, 01/01/38	9,000	10,804
Chicago, Ser A, GO
Callable 01/01/29 @ 100
5.500%, 01/01/49	5,000	5,892
Chicago, Ser A, GO
Callable 01/01/29 @ 100
5.000%, 01/01/44	1,500	1,686
Cook County, Ser A, GO
Callable 11/15/26 @ 100
5.000%, 11/15/30	2,050	2,405
Illinois State, Finance Authority, Admiral at Lake Project, RB
Callable 05/15/24 @ 103
5.250%, 05/15/42	3,000	3,149
Illinois State, Finance Authority, Admiral at Lake Project, Ser A, RB
Pre-Refunded @ 100
8.000%, 05/15/20(F)	4,000	4,099
Illinois State, Finance Authority, Admiral at Lake Project, Ser A, RB
Pre-Refunded @ 100
8.000%, 05/15/20(F)	1,825	1,870
Illinois State, Finance Authority, Columbia College Chicago, Ser S, RB
Callable 12/01/25 @ 100
4.125%, 12/01/30	1,505	1,576
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/36	4,535	5,377
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/41	1,000	1,171
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
5.000%, 09/01/38	250	293

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
5.000%, 09/01/40	$250	$291
Illinois State, Finance Authority, RB
Callable 12/01/29 @ 100
5.000%, 12/01/49	5,595	6,287
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
4.000%, 09/01/37	350	373
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
4.000%, 09/01/41	500	528
Illinois State, Finance Authority, Ser A, RB
Callable 11/01/26 @ 103
5.000%, 11/01/35	1,000	1,098
Illinois State, Finance Authority, Ser A, RB
Callable 11/01/26 @ 103
5.000%, 11/01/40	1,100	1,193
Illinois State, Finance Authority, Wesleyan University, RB
Callable 09/01/26 @ 100
4.000%, 09/01/41	6,640	7,027
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/27	1,500	1,652
Illinois State, GO
Callable 11/01/26 @ 100
5.000%, 11/01/36	5,000	5,601
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A, RB
Callable 01/01/26 @ 100
5.600%, 01/01/56(C)	2,500	2,488
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A, RB
Callable 01/01/26 @ 100
5.450%, 01/01/46(C)	2,500	2,462
Illinois State, Ser A, GO
5.000%, 10/01/28	2,000	2,344
Illinois State, Ser A, GO
Callable 12/01/27 @ 100
5.000%, 12/01/34	5,000	5,702
Illinois State, Ser A, GO
Callable 01/01/22 @ 100
4.000%, 01/01/23	3,000	3,107
Illinois State, Ser D, GO
5.000%, 11/01/25	3,000	3,388
Illinois State, Ser D, GO
Callable 11/01/27 @ 100
5.000%, 11/01/28	3,000	3,454
Illinois State, Ser D, GO
3.250%, 11/01/26	8,175	8,319

Description	Face Amount (000)	Value (000)
Milton Grove, Tax Increment Revenue, RB
Callable 01/01/26 @ 100
5.000%, 01/01/39	$2,000	$2,027
Milton Grove, Tax Increment Revenue, RB
Callable 01/01/26 @ 100
4.250%, 01/01/29	880	879
Romeoville Village, Lewis University, Ser B, RB
Callable 04/01/25 @ 100
4.125%, 10/01/41	1,250	1,289
Romeoville Village, Lewis University, Ser B, RB
Callable 04/01/25 @ 100
4.125%, 10/01/46	1,500	1,541
Sales Tax Securitization, RB
Callable 01/01/28 @ 100
5.000%, 01/01/30	1,000	1,188
Sales Tax Securitization, Ser A, RB
Callable 01/01/28 @ 100
5.000%, 01/01/31	1,000	1,182
Sales Tax Securitization, Ser A, RB
Callable 01/01/28 @ 100
5.000%, 01/01/32	1,000	1,178
Southern Illinois University, Ser B, RB
Callable 10/01/22 @ 100
5.000%, 04/01/26	2,105	2,256
Southwestern Illinois, Development Authority, Collinsville Project, RB
Callable 02/03/20 @ 100
5.350%, 03/01/31	75	55
University of Illinois, Ser B, COP
Callable 10/01/26 @ 100
5.000%, 10/01/27	1,500	1,806
Upper Illinois, River Valley Development Authority, RB
Callable 12/01/28 @ 100
5.000%, 12/01/43	2,000	2,270
Village of Bolingbrook, Special Service Area No. 1, SPL Tax
Callable 03/01/28 @ 100
5.250%, 03/01/41	3,500	3,673
Village of Gilberts, RB
Callable 01/17/20 @ 100
5.000%, 11/15/34	3,109	3,367

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Village of Hodgkins, Redevelopment Project Area #4, TA
Callable 01/01/27 @ 100
5.625%, 01/01/37	$5,200	$5,393

Total Illinois		148,875

Indiana [1.4%]
Allen County, Storypoint Fort Wayne Project, RB
Callable 01/15/24 @ 104
6.875%, 01/15/52(C)	1,265	1,384
Carmel, Barrington Carmel Project, Ser A, RB
Callable 11/15/22 @ 100
7.125%, 11/15/47(E)	1,076	28
Carmel, Barrington Carmel Project, Ser A, RB
Callable 11/15/22 @ 100
7.000%, 11/15/32(E)	592	16
Chesterton, Storypoint Chesterton Project, RB
Callable 01/15/24 @ 104
6.375%, 01/15/51(C)	2,100	2,250
Indiana State, Finance Authority, Republic Services Project, RB, AMT
1.350%, 12/01/37(A)	8,000	7,999
Indianapolis, Ritter Affordable Assisted Living Project, RB
Callable 12/01/22 @ 102
6.900%, 12/01/33	4,000	4,115
Lafayette City, Finance Authority, Glasswater Creek Project, RB
Callable 07/01/26 @ 101
5.800%, 01/01/37	3,310	3,606
Terre Haute, Westminster Village Project, RB
Callable 08/01/22 @ 100
6.000%, 08/01/39	2,355	2,505

Total Indiana		21,903

Iowa [0.5%]
Iowa State, Finance Authority, Child Serve Project, Ser B, RB
Callable 06/01/25 @ 100
5.000%, 06/01/36	2,000	2,183
Iowa State, Finance Authority, RB
Callable 12/01/20 @ 103
3.125%, 12/01/22	750	761
Iowa State, Finance Authority, Ser A, RB
Callable 05/15/27 @ 100
5.000%, 05/15/43	2,000	2,238
Iowa State, Tobacco Settlement Authority, Ser C, RB
Callable 02/03/20 @ 100
5.625%, 06/01/46	1,665	1,665

Description	Face Amount (000)	Value (000)
Iowa State, Tobacco Settlement Authority, Ser C, RB
Callable 02/03/20 @ 100
5.500%, 06/01/42	$1,180	$1,180

Total Iowa		8,027

Kansas [0.9%]
Kansas State, Development Finance Authority, Village Shalom Project, Ser A, RB
Callable 11/15/23 @ 104
5.500%, 11/15/38	500	540
Kansas State, Development Finance Authority, Village Shalom Project, Ser A, RB
Callable 11/15/23 @ 104
5.250%, 11/15/53	4,190	4,446
University of Kansas, Hospital Authority, Ser A, RB
Callable 03/01/27 @ 100
4.000%, 03/01/42	5,000	5,419
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.375%, 12/01/46	1,500	1,616
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.250%, 12/01/36	500	542
Wyandotte County, Kansas City Unified Government, RB
Callable 09/01/25 @ 100
5.750%, 09/01/32	1,880	2,061

Total Kansas		14,624

Kentucky [1.4%]
Kentucky State, Economic Development Finance Authority, Masonic Home Independent Living, RB
Callable 05/15/26 @ 100
5.000%, 05/15/46	2,500	2,598
Kentucky State, Economic Development Finance Authority, Masonic Home Independent Living, RB
Callable 05/15/26 @ 100
5.000%, 05/15/51	2,000	2,073
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health System Project, Ser A, RB
Pre-Refunded @ 100
6.500%, 06/01/20(F)	2,960	3,024

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health System Project, Ser A, RB
Pre-Refunded @ 100
6.375%, 06/01/20(F)	$1,000	$1,021
Kentucky State, Economic Development Finance Authority, Ser A-, RB
Callable 08/01/29 @ 100
5.000%, 08/01/49	1,000	1,167
Kentucky State, Public Transportation Infrastructure Authority, Downtown Crossing Project, RB
Callable 07/01/23 @ 100
5.750%, 07/01/49	5,650	6,341
Kentucky State, Public Transportation Infrastructure Authority, Ser C, RB
Callable 11/01/27 @ 100
4.000%, 02/01/50(A)	5,000	5,717

Total Kentucky		21,941

Louisiana [0.8%]
Juban Crossing, Economic Development District, General Infrastructure Project, Ser C, RB
Callable 03/15/25 @ 100
7.000%, 09/15/44(C)	5,665	5,773
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Ser S, RB
Callable 06/01/25 @ 100
5.625%, 06/01/45	1,950	2,037
Louisiana State, Public Facilities Authority, Loyola University Project, RB
Callable 10/01/21 @ 100
5.000%, 10/01/41	5,000	5,202
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
Callable 07/01/23 @ 100
10.500%, 07/01/39(E)	1,435	—
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
7.000%, 07/01/24(C) (E)	1,319	—

Description	Face Amount (000)	Value (000)
Louisiana State, Public Facilities Authority, Pellets Project, Ser A, RB, AMT
Callable 07/01/24 @ 100
8.375%, 07/01/39(E)	$3,474	$—

Total Louisiana		13,012

Maine [0.1%]
Maine State, Financing Authority, Casella Waste Systems Project, RB, AMT
4.375%, 08/01/35(A) (C)	1,000	1,094

Maryland [1.5%]
Baltimore, Harbor Point Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36	1,000	1,064
Baltimore, RB
Callable 06/01/29 @ 100
3.625%, 06/01/46(C)	1,370	1,377
Baltimore, RB
Callable 06/01/29 @ 100
3.500%, 06/01/39(C)	650	654
Baltimore, Sub-Ser B, RB
Callable 06/01/23 @ 100
3.875%, 06/01/46(C)	350	351
Baltimore, Sub-Ser B, RB
Callable 06/01/23 @ 100
3.700%, 06/01/39(C)	200	200
Brunswick, RB
Callable 01/01/29 @ 100
5.000%, 07/01/36	1,550	1,729
Brunswick, RB
Callable 01/01/29 @ 100
4.000%, 07/01/29	950	1,007
Frederick County, RB
Callable 07/01/29 @ 100
3.750%, 07/01/39	1,410	1,426
Frederick County, RB
3.250%, 07/01/29	890	901
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
6.100%, 02/15/44	1,425	1,480
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
5.800%, 02/15/34	725	750
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.500%, 02/15/47(C)	1,250	1,320
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.375%, 02/15/39(C)	1,000	1,059

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Prince George's County, RB
Callable 07/01/28 @ 100
5.250%, 07/01/48(C)	$2,000	$2,215
Prince George's County, RB
Callable 07/01/28 @ 100
5.125%, 07/01/39(C)	1,000	1,108
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.250%, 07/01/44	3,780	4,204
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.125%, 07/01/39	750	834
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.000%, 07/01/34	1,205	1,345

Total Maryland		23,024

Massachusetts [0.8%]
Massachusetts State, Development Finance Agency, Emmanuel College, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/36	2,305	2,654
Massachusetts State, Development Finance Agency, Emmanuel College, Ser A, RB
Callable 10/01/26 @ 100
4.000%, 10/01/46	4,120	4,314
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/43	2,000	2,268
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 01/01/29 @ 100
5.000%, 07/01/44	500	586
Massachusetts State, Development Finance Agency, Western New England University, RB
Callable 09/01/28 @ 100
5.000%, 09/01/43	2,000	2,335

Total Massachusetts		12,157

Michigan [1.1%]
Detroit City, GO
Callable 04/01/28 @ 100
5.000%, 04/01/38	625	698
Michigan State, Finance Authority, Hospital Presbyterian Village, RB
Callable 11/15/25 @ 100
5.250%, 11/15/35	2,340	2,510

Description	Face Amount (000)	Value (000)
Michigan State, Finance Authority, Old Redford School Project, Ser A, RB
Callable 12/01/20 @ 100
6.500%, 12/01/40	$3,745	$3,776
Michigan State, Finance Authority, Public School Academy - Cesar Chavez Project, RB
Callable 02/01/20 @ 100
5.750%, 02/01/33	4,000	4,054
Michigan State, Public Educational Facilities Authority, Old Redford Project, Ser A, RB
Callable 02/03/20 @ 100
5.875%, 12/01/30	2,000	2,001
Michigan State, Tobacco Settlement Finance Authority, Ser A, RB
Callable 01/17/20 @ 100
5.125%, 06/01/22	2,290	2,294
Michigan State, Tobacco Settlement Finance Authority, Turbo Project, Ser A, RB
Callable 01/17/20 @ 100
6.875%, 06/01/42	2,000	2,023

Total Michigan		17,356

Minnesota [1.0%]
Anoka, Housing Revenue Authority, Homestead Project, RB
Callable 11/01/24 @ 103
4.750%, 11/01/35	3,000	3,218
Bethel City, RB
Callable 05/01/24 @ 102
4.500%, 05/01/49	2,500	2,548
Bethel, Senior Housing Revenue, Lodge at Lakes at Stillwater Project, RB
Callable 06/01/23 @ 102
5.250%, 06/01/58	2,840	3,002
Bethel, Senior Housing Revenue, Lodge at Lakes at Stillwater Project, RB
Callable 06/01/23 @ 102
5.000%, 06/01/48	1,000	1,052
Minneapolis State, Riverton Community Housing Project, RB
Callable 08/01/24 @ 102
5.000%, 08/01/53(C)	500	532
Minneapolis State, Riverton Community Housing Project, RB
Callable 08/01/24 @ 102
4.750%, 08/01/43(C)	1,600	1,693
Rochester, RB
Callable 05/15/28 @ 100
4.000%, 11/15/48	2,000	2,232

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
West Saint Paul, Walker Westwood Ridge Camp, RB
Callable 11/01/25 @ 100
5.000%, 11/01/49	$1,150	$1,212

Total Minnesota		15,489

Missouri [2.6%]
Blue Springs, Improvement Adams Farm Project, TA
Callable 06/01/24 @ 100
5.250%, 06/01/39	3,400	3,497
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 03/01/21 @ 100
4.000%, 03/01/42	1,000	1,003
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 03/01/21 @ 100
3.625%, 03/01/33	500	500
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 03/01/21 @ 100
3.000%, 03/01/26	500	496
Kansas City, Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/36(C)	1,000	1,046
Kansas City, Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/46(C)	1,150	1,188
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, RB
Callable 05/15/27 @ 100
5.250%, 05/15/37	1,000	1,134
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, RB
Callable 05/15/27 @ 100
5.250%, 05/15/42	1,000	1,122
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, RB
Callable 05/15/27 @ 100
5.250%, 05/15/50	2,000	2,223

Description	Face Amount (000)	Value (000)
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, Ser A, RB
Pre-Refunded @ 100
8.250%, 05/15/20(F)	$3,000	$3,077
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/51	5,000	5,340
Poplar Bluff, Ser A, TA
Callable 11/01/23 @ 100
5.125%, 11/01/35(C)	5,000	5,085
St. Louis County, Industrial Development Authority, Manchester Ballas Community, RB
Callable 09/01/24 @ 100
5.250%, 09/01/45(C)	3,000	3,067
St. Louis County, Industrial Development Authority, Manchester Ballas Community, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(C)	2,000	2,047
St. Louis County, Industrial Development Authority, Senior Living Facilities Friendship Village, RB
Callable 09/01/25 @ 103
5.125%, 09/01/48	2,000	2,249
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
4.375%, 11/15/35	2,250	2,438
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
3.875%, 11/15/29	1,315	1,422
St. Louis, Industrial Development Authority, Innovation District Project, TA
Callable 05/15/24 @ 100
4.375%, 05/15/36	2,500	2,571

Total Missouri		39,505

Nebraska [0.5%]
Central Plains Energy Project, Project No. 3, RB
Callable 09/01/22 @ 100
5.250%, 09/01/37	1,000	1,087

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Central Plains Energy Project, Project No. 3, RB
Callable 09/01/22 @ 100
5.000%, 09/01/42	$5,500	$5,948

Total Nebraska		7,035

Nevada [0.9%]
Clark County, Department of Aviation, Sub-Ser A-2, RB
Callable 07/01/24 @ 100
5.000%, 07/01/35	3,000	3,426
Las Vegas, Finance Authority, RB
Callable 06/15/21 @ 100
4.375%, 06/15/35(C)	3,500	3,458
Las Vegas, Special Improvement District No. 812, SAB
Callable 12/01/25 @ 100
5.000%, 12/01/35	995	1,085
Las Vegas, Special Improvement District No. 814, RB
Callable 06/01/29 @ 100
4.000%, 06/01/49	1,250	1,280
Nevada State, Department of Business & Industry, Green-Fulcrum Sierra Biofuels, RB, AMT
Callable 12/15/27 @ 100
6.250%, 12/15/37(C)	100	116
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/35(C)	1,595	1,744
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/48(C)	1,000	1,075
Sparks Nevada, Ser A, RB
2.750%, 06/15/28(C)	1,000	1,020
Sparks Nevada, Ser A, RB
2.500%, 06/15/24(C)	1,000	1,012

Total Nevada		14,216

New Hampshire [0.1%]
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 103
5.750%, 07/01/54(C)	1,250	1,375

Description	Face Amount (000)	Value (000)
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 103
5.625%, 07/01/46(C)	$500	$549

Total New Hampshire		1,924

New Jersey [3.2%]
Essex County, Ser A-, GO
Callable 09/01/27 @ 100
3.000%, 09/01/41	4,775	4,894
Essex County, Ser A-, GO
Callable 09/01/27 @ 100
3.000%, 09/01/43	4,775	4,868
Essex County, Ser A-, GO
Callable 09/01/27 @ 100
3.000%, 09/01/44	4,775	4,854
New Jersey State, Economic Development Authority, Continental Airlines Project, RB, AMT
Callable 08/20/22 @ 101
5.250%, 09/15/29	1,000	1,089
New Jersey State, Economic Development Authority, Port Newark Container, RB, AMT
Callable 10/01/27 @ 100
5.000%, 10/01/47	6,000	6,822
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/42	1,155	1,309
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/47	1,230	1,384
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
3.239%, 12/15/28(D)	–	—
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
Callable 12/15/28 @ 100
5.000%, 06/15/44	1,000	1,148
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
Callable 12/15/28 @ 100
4.000%, 06/15/38	3,500	3,709
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
Callable 12/15/28 @ 100
4.000%, 06/15/44	1,000	1,045
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/28 @ 100
5.250%, 06/15/43	15,000	17,568

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/28 @ 100
5.000%, 06/15/46	$1,000	$1,144

Total New Jersey		49,834

New Mexico [0.4%]
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/33	500	543
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/38	500	535
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/48	1,750	1,859
New Mexico State, Hospital Equipment Loan Council, RB
Callable 07/01/22 @ 100
5.500%, 07/01/42	3,110	3,356

Total New Mexico		6,293

New York [4.4%]
Nassau County, Industrial Development Agency, Amsterdam at Harborside, Ser A, RB
Callable 01/01/25 @ 101
6.700%, 01/01/49	4,789	4,724
Nassau County, Industrial Development Agency, Amsterdam at Harborside, Ser C, RB
Callable 02/03/20 @ 100
2.000%, 01/01/49	1,728	259
Nassau County, Tobacco Settlement, RB
Callable 01/17/20 @ 100
5.125%, 06/01/46	1,345	1,342
New York City, Sub-Ser 1-SUBSER, GO
Callable 01/02/20 @ 100
1.670%, 03/01/40(A)	400	400
New York City, Water & Sewer System, RB
Callable 01/02/20 @ 100
1.670%, 06/15/43(A)	3,200	3,200
New York Counties, Tobacco Trust IV, Ser A, RB
Callable 01/17/20 @ 100
5.000%, 06/01/45	5,800	5,800
New York State, Liberty Development, Bank of America Tower, RB
Callable 03/15/29 @ 100
2.800%, 09/15/69	1,000	1,008

Description	Face Amount (000)	Value (000)
New York State, Liberty Development, World Trade Center, RB
Callable 11/15/24 @ 100
5.000%, 11/15/44(C)	$10,000	$11,052
New York State, Transportation Development, American Airlines, RB, AMT
Callable 08/01/21 @ 100
5.000%, 08/01/26	3,000	3,141
New York State, Transportation Development, LaGuardia Airport Terminal B, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/41	1,500	1,671
New York State, Transportation Development, RB, AMT
Callable 01/01/28 @ 100
5.000%, 01/01/32	5,000	6,015
Niagara, Area Development, Ser A, RB, AMT
Callable 07/01/23 @ 100
4.750%, 11/01/42(C)	4,750	5,011
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/34	1,000	1,073
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/40	1,000	1,066
Suffolk, Tobacco Asset Securitization, Ser C, RB
Callable 06/01/22 @ 100
6.625%, 06/01/44	6,000	6,298
TSASC, Ser A, RB
Callable 06/01/27 @ 100
5.000%, 06/01/41	2,000	2,240
TSASC, Sub-Ser, RB
Callable 06/01/27 @ 100
5.000%, 06/01/45	3,000	3,029
Westchester, Tobacco Asset Securitization, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/41	2,485	2,722
Westchester, Tobacco Asset Securitization, Sub-Ser C, RB
Callable 06/01/27 @ 100
5.125%, 06/01/51	7,000	7,345

Total New York		67,396

North Carolina [0.3%]
North Carolina State, Department of Transportation, I-77 Hot Lanes Project, RB, AMT
Callable 06/30/25 @ 100
5.000%, 12/31/37	1,405	1,574

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
North Carolina State, Turnpike Authority, RB
Callable 01/01/30 @ 100
5.000%, 01/01/49	$2,000	$2,397

Total North Carolina		3,971

North Dakota [0.6%]
Burleigh County, Educational Facilities Revenue, Education Facilities, University of Mary Project, RB
Callable 04/15/26 @ 100
5.200%, 04/15/46	2,000	2,093
Grand Forks County, Red River Biorefinery Project, RB
Callable 09/15/28 @ 100
5.375%, 09/15/38(C)	2,000	1,941
Mandan, Public Facilities Authority, Park Facilities, Ser A, RB
Callable 09/01/24 @ 100
3.250%, 09/01/41	950	961
Ward County, Ser C, RB
Callable 06/01/28 @ 100
5.000%, 06/01/48	2,500	2,806
Ward County, Ser C, RB
Callable 06/01/28 @ 100
5.000%, 06/01/53	1,500	1,676

Total North Dakota		9,477

Ohio [5.5%]
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 01/17/20 @ 100
6.500%, 06/01/47	7,500	7,643
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 01/17/20 @ 100
5.875%, 06/01/30	6,870	6,906
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 01/17/20 @ 100
5.875%, 06/01/47	7,500	7,535
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 01/17/20 @ 100
5.750%, 06/01/34	14,340	14,412
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 01/17/20 @ 100
5.125%, 06/01/24	3,950	3,955
Butler County, Port Authority, Storypoint Fairfield Project, RB
Callable 01/15/24 @ 104
6.375%, 01/15/43(C)	500	540

Description	Face Amount (000)	Value (000)
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/27 @ 100
5.250%, 02/15/47	$3,800	$4,380
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/27 @ 100
5.000%, 02/15/52	5,000	5,645
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/33	1,000	1,080
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/44	1,000	1,072
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/48	4,000	4,270
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.500%, 01/15/48(C)	4,250	4,589
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.250%, 01/15/38(C)	1,800	1,940
Ohio State, Air Quality Development Authority, RB, AMT
Callable 07/01/29 @ 100
5.000%, 07/01/49(C)	7,500	8,275
Ohio State, Housing Finance Agency, Sanctuary at Springboro Project, RB
Callable 10/01/25 @ 101
5.450%, 01/01/38(C)	2,500	2,543
Southeastern Ohio, Port Authority, Memorial Health System Project, RB
Callable 12/01/22 @ 100
6.000%, 12/01/42	7,000	7,523

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Toledo-Lucas County, Port Authority, Storypoint Waterville Project, RB
Callable 01/15/24 @ 104
6.375%, 01/15/51(C)	$2,500	$2,679

Total Ohio		84,987

Oklahoma [0.8%]
Oklahoma County, Finance Authority, Epworth Village Project, Ser A, RB
Callable 04/01/22 @ 100
5.125%, 04/01/42	4,000	3,828
Oklahoma State, Development Finance Authority, Inverness Village Community, RB
Callable 01/01/22 @ 100
6.000%, 01/01/32(E)	1,278	26
Oklahoma State, Development Finance Authority, RB
5.450%, 08/15/28	5,000	5,629
Oklahoma State, Development Finance Authority, RB
Callable 08/01/27 @ 100
5.000%, 08/01/47	5,000	2,600
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.875%, 11/01/46(E)	3,843	10
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.625%, 11/01/36(E)	1,664	4

Total Oklahoma		12,097

Pennsylvania [4.6%]
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/28 @ 100
5.000%, 05/01/33(C)	500	583
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/28 @ 100
5.000%, 05/01/42(C)	2,000	2,264
Allentown, Neighborhood Improvement Zone Development Authority, Sub-Ser, RB
Callable 05/01/28 @ 100
5.375%, 05/01/42(C)	3,000	3,373

Description	Face Amount (000)	Value (000)
Allentown, Neighborhood Improvement Zone Development Authority, Sub-Ser, RB
Callable 05/01/28 @ 100
5.125%, 05/01/32(C)	$1,000	$1,120
Berks County, Industrial Development Authority, RB
Callable 11/01/27 @ 100
4.000%, 11/01/47	8,345	8,678
Chester County, Industrial Development Authority, Woodlands at Graystone Project, RB
Callable 03/01/28 @ 100
5.125%, 03/01/48(C)	1,000	1,063
Chester County, Industrial Development Authority, Woodlands at Graystone Project, RB
Callable 03/01/28 @ 100
5.000%, 03/01/38(C)	525	559
Dauphin County, General Authority, Harrisburg University of Science and Technology Project, RB
Callable 10/15/27 @ 100
5.125%, 10/15/41(C)	7,285	8,080
Dauphin County, General Authority, RB
Callable 10/15/27 @ 100
5.000%, 10/15/34(C)	2,320	2,602
Delaware County, Industrial Development Authority, Covanta Project, RB
Callable 07/01/20 @ 100
5.000%, 07/01/43	2,500	2,533
DuBois, Hospital Authority, RB
Callable 01/15/28 @ 100
4.000%, 07/15/43	2,370	2,534
Franklin County, Industrial Development Authority, RB
Callable 12/01/25 @ 103
5.000%, 12/01/49	520	563
Franklin County, Industrial Development Authority, RB
Callable 12/01/25 @ 103
5.000%, 12/01/54	1,000	1,081
Pennsylvania State, Turnpike Commission, Convertible Capital Appreciation Project, Sub-Ser E, RB
Callable 12/01/27 @ 100
6.375%, 12/01/38	2,000	2,596
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/24 @ 100
5.000%, 12/01/33	1,500	1,725

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/29 @ 100
5.000%, 12/01/49	$2,975	$3,639
Pennsylvania State, Turnpike Commission, Sub-Ser A, RB, AGM
Callable 12/01/29 @ 100
4.000%, 12/01/49	10,000	11,077
Philadelphia, Authority for Industrial Development, Mariana Bracetti Academy, RB
Callable 12/15/21 @ 100
7.625%, 12/15/41	1,000	1,081
Philadelphia, Authority for Industrial Development, Mariana Bracetti Academy, RB
Callable 12/15/21 @ 100
7.150%, 12/15/36	2,280	2,448
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/22 @ 100
5.625%, 07/01/42	3,000	3,237
Philadelphia, Ser B, RB
Callable 08/01/29 @ 100
5.000%, 02/01/39	4,385	5,365
Pottsville, Hospital Authority, Schuykill Health System Project, RB
Pre-Refunded @ 100
6.500%, 07/01/24(C) (F)	3,000	3,697
Washington County, Redevelopment Authority, TA
Callable 01/01/28 @ 100
5.000%, 07/01/35	1,235	1,311

Total Pennsylvania		71,209

Rhode Island [0.3%]
Rhode Island State, Health & Educational Building, RB
Callable 05/15/26 @ 100
5.000%, 05/15/39	1,000	1,143
Tobacco Settlement Financing, Ser B, RB
Callable 01/17/20 @ 14
9.628%, 06/01/52(D)	26,270	3,304

Total Rhode Island		4,447

South Carolina [1.0%]
Berkeley County, RB
Callable 11/01/29 @ 100
4.375%, 11/01/49	1,500	1,506
Berkeley County, RB
Callable 11/01/29 @ 100
4.250%, 11/01/40	1,000	1,002

Description	Face Amount (000)	Value (000)
South Carolina State, Jobs-Economic Development Authority, The Woodlands at Furman, RB
Callable 11/15/24 @ 103
5.250%, 11/15/47	$6,375	$6,995
South Carolina State, Jobs-Economic Development Authority, The Woodlands at Furman, RB
Callable 11/15/24 @ 103
5.250%, 11/15/52	5,405	5,918

Total South Carolina		15,421

Tennessee [0.3%]
Chattanooga, Health Educational & Housing Facility Board, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	1,000	1,130
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, RB
Pre-Refunded @ 100
6.000%, 07/01/20(F)	2,000	2,048
Nashville, Metropolitan Development & Housing Agency, RB
Callable 06/01/28 @ 100
5.125%, 06/01/36(C)	900	1,006
Nashville, Metropolitan Development & Housing Agency, RB
4.500%, 06/01/28(C)	650	706

Total Tennessee		4,890

Texas [8.4%]
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.125%, 03/01/44	2,300	2,515
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.000%, 03/01/34	400	441
Bexar County, Health Facilities Development, Army Retirement Residence Project, RB
Pre-Refunded @ 100
6.200%, 07/01/20(F)	3,250	3,330
Celina, Cambridge Crossing Public Improvement Project, SAB
Callable 09/01/28 @ 100
5.250%, 09/01/47(C)	500	522

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Celina, Cambridge Crossing Public Improvement Project, SAB
Callable 09/01/28 @ 100
5.125%, 09/01/38(C)	$1,500	$1,570
Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.875%, 09/01/40	600	620
Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.500%, 09/01/32	250	258
Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.375%, 09/01/28	350	362
Celina, Sutton Fields II Public Improvement Project, SAB
Callable 03/01/23 @ 103
7.250%, 09/01/45	475	496
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Callable 01/01/23 @ 100
5.000%, 01/01/33	1,000	1,094
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Callable 01/01/23 @ 100
5.000%, 01/01/42	1,000	1,085
Clifton, Higher Education Finance, Ser D, RB
Callable 08/15/25 @ 100
6.125%, 08/15/48	4,245	4,787
Grand Parkway, Transportation, Toll Revenue, Sub-Ser B, RB
Callable 10/01/23 @ 100
5.000%, 04/01/53	2,000	2,212
Houston, Airport System Revenue, United Airlines Project, RB, AMT
5.000%, 07/15/28	3,000	3,586
Houston, Airport System Revenue, United Airlines Project, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/29	3,000	3,340
Houston, Higher Education Finance, Cosmos Foundation Project, Ser A, RB
Pre-Refunded @ 100
6.875%, 05/15/21(F)	5,300	5,709

Description	Face Amount (000)	Value (000)
Leander, Oak Creek Public Improvement District, SAB
Callable 02/03/20 @ 103
5.875%, 09/01/44	$475	$482
Leander, Oak Creek Public Improvement District, SAB
Callable 02/03/20 @ 103
5.750%, 09/01/38	500	507
McLendon-Chisholm, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.500%, 09/15/40	375	389
McLendon-Chisholm, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.375%, 09/15/35	400	415
McLendon-Chisholm, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.125%, 09/15/28	500	518
Mission, Economic Development, RB, AMT
Callable 10/01/21 @ 105
4.625%, 10/01/31(C)	3,250	3,513
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 07/01/24 @ 102
5.000%, 07/01/36	1,250	1,296
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 07/01/24 @ 102
5.000%, 07/01/46	3,410	3,482
New Hope, Cultural Education Facilities Finance, E Grand Preparatory Academy, RB
Callable 08/15/21 @ 100
5.500%, 08/15/46	1,000	1,035
New Hope, Cultural Education Facilities Finance, E Grand Preparatory Academy, RB
Callable 08/15/21 @ 100
5.500%, 08/15/51	2,500	2,585
New Hope, Cultural Education Facilities Finance, Jubilee Academic Center Project, Ser A, RB
Callable 08/15/21 @ 100
5.000%, 08/15/36(C)	4,000	4,094

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
New Hope, Cultural Education Facilities Finance, RB
5.000%, 08/15/46	$4,500	$4,587
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.750%, 08/15/45(C)	1,700	1,918
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.500%, 08/15/35(C)	900	1,021
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C, RB
Pre-Refunded @ 100
0.000%-7.000%, 09/01/23-09/01/43 (B) (F)	5,000	6,295
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/29 @ 100
5.000%, 01/01/38	10,000	12,292
Port Arthur, Independent School District, Ser A, GO, PSF-GTD
Callable 02/15/29 @ 100
4.000%, 02/15/49	5,000	5,594
Sanger, Industrial Development Authority, Texas Pellets Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
8.000%, 07/01/38(E)	4,950	1,237
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, RB
Callable 11/15/25 @ 100
5.500%, 11/15/45(E)	5,315	3,720
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, RB
Callable 02/03/20 @ 100
4.500%, 11/15/21(E)	2,310	1,617
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, Ser Senior, RB
Callable 02/03/20 @ 100
5.750%, 11/15/37(E)	6,000	4,200
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, Ser Senior, RB
Callable 05/15/27 @ 100
6.750%, 11/15/47	1,000	1,157

Description	Face Amount (000)	Value (000)
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, Ser Senior, RB
Callable 05/15/27 @ 100
6.750%, 11/15/52	$2,200	$2,539
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, Ser Senior, RB
Callable 05/15/27 @ 100
6.625%, 11/15/37	3,500	4,064
Tarrant County, Cultural Education Facilities Finance, C.C. Young Memorial Home Project, RB
Callable 02/15/27 @ 100
6.375%, 02/15/48	9,000	10,081
Tarrant County, Cultural Education Facilities Finance, Edgemere Project, Ser A-REF, RB
Callable 11/15/25 @ 100
5.000%, 11/15/45	2,750	2,852
Tarrant County, Cultural Education Facilities Finance, Northwest Senior Housing Edgemere Project, RB
Callable 05/15/27 @ 100
5.250%, 11/15/47	3,720	3,953
Temple, Ser A-REV, RB
Callable 08/01/25 @ 100
5.000%, 08/01/38(C)	2,000	2,184
Tender Option Bond Trust Receipts, Ser 2019-XM0722, GO
Callable 06/15/27 @ 100
8.590%, 06/15/42(A) (C)	3,330	5,377
Texas State, Private Activity Bond Surface Transportation, LBJ Infrastructure Project, Ser Senior, RB
Callable 06/30/20 @ 100
7.000%, 06/30/40	1,000	1,026
Texas State, Private Activity Bond Surface Transportation, SH 288 Toll Lanes Project, RB, AMT
Callable 12/31/25 @ 100
5.000%, 12/31/40	1,745	1,958
Texas State, Private Activity Bond Surface Transportation, SH 288 Toll Lanes Project, RB, AMT
Callable 12/31/25 @ 100
5.000%, 12/31/45	1,000	1,114

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Texas State, Transportation Commission, RB
Callable 02/01/29 @ 73
4.499%, 08/01/36(D)	$1,000	$543

Total Texas		129,572

Vermont [0.1%]
Vermont State, Economic Development Authority, Casella Waste Systems Project, RB, AMT
4.625%, 04/01/36(A) (C)	1,000	1,134

Virginia [1.1%]
Cherry Hill, Community Development Authority, Potomac Shores Project, SAB
Callable 03/01/25 @ 100
5.400%, 03/01/45(C)	2,000	2,107
Cherry Hill, Community Development Authority, Potomac Shores Project, SAB
Callable 03/01/25 @ 100
5.150%, 03/01/35(C)	1,000	1,053
Farmville, Industrial Development Authority, RB
Callable 01/01/29 @ 100
5.000%, 01/01/48	2,000	2,274
Lower Magnolia Green, Community Development Authority, SAB
Callable 03/01/25 @ 100
5.000%, 03/01/45(C)	4,010	4,148
Peninsula Town Center, Community Development Authority, RB
Callable 09/01/27 @ 100
5.000%, 09/01/37(C)	2,750	3,080
Peninsula Town Center, Community Development Authority, RB
Callable 09/01/27 @ 100
5.000%, 09/01/45(C)	3,700	4,087
Virginia State, Small Business Financing Authority, Elizabeth River Project, RB, AMT
Callable 07/01/22 @ 100
6.000%, 01/01/37	820	903

Total Virginia		17,652

Washington [0.8%]
Kalispel Tribe of Indians, Ser A, RB
Callable 01/01/28 @ 100
5.250%, 01/01/38(C)	400	460
Washington State, Health Care Facilities Authority, RB
Callable 01/01/28 @ 100
4.000%, 07/01/42	3,500	3,806

Description	Face Amount (000)	Value (000)
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/38(C)	$325	$353
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/48(C)	750	807
Washington State, Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, RB
Callable 01/01/25 @ 102
5.000%, 01/01/46(C)	4,330	4,776
Washington State, Housing Finance Commission, Rockwood Retirement Community Project, RB
Callable 01/01/24 @ 100
7.500%, 01/01/49(C)	2,000	2,280

Total Washington		12,482

West Virginia [0.1%]
West Virginia State, Economic Development Authority, Morgantown Energy, RB, AMT
2.875%, 12/15/26	1,385	1,403

Wisconsin [4.5%]
Hartford, Public Finance Authority, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(C)	1,580	1,693
Piedmont, Public Finance Authority, RB
Callable 06/15/29 @ 100
5.000%, 06/15/49	500	573
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.500%, 03/01/45(C)	3,460	3,733
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.250%, 03/01/35(C)	1,250	1,352
Public Finance Authority, Ser C, RB, BARCLAYS BANK PLC
Callable 01/02/20 @ 100
1.670%, 10/01/49(A) (H)	5,800	5,800
Wisconsin State, Health & Educational Facilities Authority, Dickson Hollow Project, RB
Callable 10/01/22 @ 102
5.500%, 10/01/49	2,500	2,681

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 04/01/27 @ 100
4.000%, 04/01/39	$2,500	$2,736
Wisconsin State, Health & Educational Facilities Authority, Woodland Hill Senior Housing Project, RB
Callable 12/01/22 @ 102
5.250%, 12/01/49	5,000	5,399
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
5.125%, 06/01/48(C)	4,000	4,264
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36(C)	1,500	1,610
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
4.625%, 06/01/36(C)	3,100	3,200
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.625%, 07/01/44	3,500	3,881
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.375%, 07/01/34	2,000	2,223
Wisconsin State, Public Finance Authority, Cornerstone Christian Project, RB
Callable 02/01/26 @ 100
5.000%, 02/01/36(C)	3,000	3,128
Wisconsin State, Public Finance Authority, Las Ventanas Retirement Community Project, RB
Callable 10/01/20 @ 102
7.000%, 10/01/42	5,400	5,449
Wisconsin State, Public Finance Authority, National Gypsum, RB, AMT
Callable 08/01/26 @ 100
4.000%, 08/01/35	3,000	3,114
Wisconsin State, Public Finance Authority, Roseman University Health Sciences, RB
Callable 04/01/25 @ 100
5.875%, 04/01/45	6,000	6,729

Description	Face Amount (000)	Value (000)
Wisconsin State, Public Finance Authority, Senior Trips Obligation Group Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/42	$1,000	$1,061
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/35(C)	3,000	3,139
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/45(C)	4,280	4,437
Wisconsin State, Public Finance Authority, Ser C, RB, AMT
5.000%, 07/01/22	890	928
Wisconsin State, Public Finance Authority, Ser E, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/23	2,825	2,991

Total Wisconsin		70,121

American Samoa [0.2%]
American Samoa, Economic Development Authority, Ser A, RB
Callable 09/01/25 @ 100
6.625%, 09/01/35	3,000	3,206

Guam [0.4%]
Territory of Guam, GO, AMT
Callable 05/15/29 @ 100
5.000%, 11/15/31	490	574
Territory of Guam, Government Waterworks Authority, RB
Pre-Refunded @ 100
5.625%, 07/01/20(F)	2,000	2,045
Territory of Guam, Ser A, RB
Callable 12/01/26 @ 100
5.000%, 12/01/34	2,500	2,846

Total Guam		5,465

Puerto Rico [4.4%]
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser A, RB
Callable 07/01/22 @ 100
5.250%, 07/01/42	9,000	9,362
Puerto Rico, Electric Power Authority, Ser 2013A-RSA-1, RB
Callable 07/01/23 @ 100
6.750%, 07/01/36(E)	2,605	2,029

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Puerto Rico, Electric Power Authority, Ser AAA-RSA-1, RB
Callable 07/01/20 @ 100
5.250%, 07/01/24(E)	$3,990	$3,032
Puerto Rico, Electric Power Authority, Ser AAA-RSA-1, RB
Callable 07/01/20 @ 100
5.250%, 07/01/30(E)	1,500	1,140
Puerto Rico, Electric Power Authority, Ser CCC-RSA-1, RB
Callable 07/01/20 @ 100
5.250%, 07/01/28(E)	2,145	1,630
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 41
6.503%, 07/01/46(D)	18,640	4,994
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
5.000%, 07/01/58	3,167	3,360
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
4.750%, 07/01/53	6,276	6,552
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/25 @ 100
4.500%, 07/01/34	228	243
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 30
0.000%, 07/01/51(D)	15,000	2,928
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.784%, 07/01/58	10,587	10,996
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.536%, 07/01/53	31	32
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.329%, 07/01/40	11,186	11,340

Description	Face Amount (000)/Share Amount	Value (000)
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-2-CONVERTED, RB
Callable 07/01/28 @ 100
4.329%, 07/01/40	$10,263	$10,404

Total Puerto Rico		68,042

Virgin Islands [0.3%]
Virgin Islands, Public Finance Authority, Ser Senior, RB
Callable 10/01/20 @ 100
5.000%, 10/01/25	3,155	3,174
Virgin Islands, Public Finance Authority, Sub-Ser, RB
Callable 02/03/20 @ 100
5.000%, 10/01/22	2,000	2,005

Total Virgin Islands		5,179

Total Municipal Bonds
(Cost $1,383,086)		1,435,759

Corporate Bonds [1.2%]
Electric Utilities [0.2%]
Talen Energy Supply
6.625%, 01/15/28(C)	3,000	3,060

Petroleum & Fuel Products [0.2%]
CNX Resources
7.250%, 03/14/27(C)	3,299	2,886

Steel & Steel Works [0.7%]
Big River Steel
7.250%, 09/01/25(C)	8,500	8,967
United States Steel
6.250%, 03/15/26	2,500	2,138

Total Steel & Steel Works		11,105

Waste Disposal [0.1%]
Covanta Holding
5.875%, 03/01/24	564	580

Total Corporate Bonds
(Cost $17,477)		17,631

Short-Term Investment** [2.5%]
SEI Daily Income Trust Government Fund, Cl F, 1.500%	39,220,000	39,220

Total Short-Term Investment
(Cost $39,220)		39,220

Repurchase Agreement [2.6%]
Barclays (I)
1.550%, dated 12/31/19, repurchased on 01/02/20, repurchase price $40,003,444 (collateralized by U.S. Treasury Obligation, par value $1,019,000, 1.625%, 12/31/21; with a total market value of $40,800,011)	40,000	40,000

Total Repurchase Agreement
(Cost $40,000)		40,000

Total Investments [99.1%]
(Cost $1,479,783)		$1,532,610

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Percentages are based on Net Assets of $1,547,308 (000).

**	The rate reported is the 7-day effective yield as of December 31, 2019.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(B)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2019, the value of these securities amounted to $294,252 (000), representing 19.0% of the net assets of the Fund.
(D)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(E)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(F)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(G)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on December 31, 2019.
(H)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(I)	Tri-party Repurchase Agreement.

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

GO — General Obligation

RB — Revenue Bond

SAB — Special Assessment Board

Ser — Series

SPL Tax — Special Tax

TA — Tax Allocation

The following is a list of the inputs used as of December 31, 2019 is valuing the Fund's investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,435,759	$—	$1,435,759
Corporate Bonds	—	17,631	—	17,631
Short-Term Investment	39,220	—	—	39,220
Repurchase Agreement	—	40,000	—	40,000
Total Investments in Securities	$39,220	$1,493,390	$—	$1,532,610

For the period ended December 31, 2019, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [41.0%]
[1.5%]
Anheuser-Busch InBev Finance
3.700%, 02/01/24	$1,650	$1,750

Communication Services [3.6%]
America Movil
3.125%, 07/16/22	4,000	4,092

Consumer Discretionary [6.7%]
Daimler Finance North America
2.331%, VAR ICE LIBOR USD 3 Month+0.430%, 02/12/21(A)	4,000	4,002
General Motors Financial
4.350%, 01/17/27	2,500	2,628
Hyundai Capital America
2.600%, 03/19/20(A)	1,000	1,001

Total Consumer Discretionary		7,631

Financials [18.5%]
American Express
2.569%, VAR ICE LIBOR USD 3 Month+0.650%, 02/27/23	3,805	3,820
Barclays
4.375%, 01/12/26	1,500	1,620
Capital One Financial
4.200%, 10/29/25	1,000	1,080
Citigroup
4.500%, 01/14/22	2,000	2,097
Credit Suisse Group Funding Guernsey
4.550%, 04/17/26	2,500	2,776
Jefferies Group
5.125%, 01/20/23	1,200	1,296
JPMorgan Chase
3.125%, 01/23/25	4,200	4,383
Lehman Brothers Holdings, MTN
7.000%, 09/28/37(B)	400	5
Morgan Stanley, MTN
3.750%, 02/25/23	4,000	4,189

Total Financials		21,266

Health Care [3.3%]
AbbVie
2.850%, 05/14/23	2,500	2,550
Gilead Sciences
2.950%, 03/01/27	1,240	1,288

Total Health Care		3,838

Industrials [3.9%]
John Deere Capital, MTN
2.800%, 09/08/27	2,500	2,573

Description	Face Amount (000)	Value (000)
Penske Truck Leasing LP
4.250%, 01/17/23(A)	$300	$316
3.450%, 07/01/24(A)	1,500	1,559

Total Industrials		4,448

Information Technology [2.4%]
KLA-Tencor
4.650%, 11/01/24	2,500	2,744

Real Estate [0.1%]
SITE Centers
4.625%, 07/15/22	79	82

Utilities [1.0%]
Korea Electric Power
6.750%, 08/01/27	75	95
National Fuel Gas
4.900%, 12/01/21	500	521
Puget Energy
6.000%, 09/01/21	500	531

Total Utilities		1,147

Total Corporate Bonds
(Cost $45,613)		46,998

Municipal Bonds [31.6%]
California [13.8%]
California State, Various Purpose, GO
3.500%, 04/01/28	6,000	6,461
San Jose, Redevelopment Agency Successor Agency, Ser A-T, TA
2.958%, 08/01/24	6,000	6,215
University of California, Ser AG
2.750%, 05/15/23	3,000	3,087

Total California		15,763

New York [17.8%]
New York City, Build America Bonds, GO
5.424%, 03/01/25	3,500	3,992
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser C-5, GO
Callable 05/01/28 @ 100
3.800%, 05/01/29	2,500	2,711
New York State, Sub-Ser D-2, GO
3.760%, 12/01/27	3,020	3,293
New York State, Urban Development, RB
3.100%, 03/15/24	5,000	5,187

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)
New York State, Urban Development, Ser D-2, RB
Callable 09/15/27 @ 100
3.270%, 03/15/28	$5,000	$5,242

Total New York		20,425

Total Municipal Bonds
(Cost $34,319)		36,188

U.S. Treasury Obligations [18.4%]
U.S. Treasury Notes
3.125%, 11/15/28	3,350	3,686
2.625%, 01/31/26	5,300	5,559
2.000%, 08/31/21	5,300	5,335
1.625%, 03/15/20	650	650
1.625%, 08/15/29	4,500	4,387
1.125%, 06/30/21	1,500	1,490

Total U.S. Treasury Obligations
(Cost $20,667)		21,107

U.S. Government Mortgage-Backed Obligations [4.6%]
FHLMC, Pool 1B2677
4.776%, VAR ICE LIBOR USD 12 Month+1.900%, 01/01/35	2	2
FHLMC, Pool 1B2683
4.450%, VAR ICE LIBOR USD 12 Month+1.900%, 01/01/35	1	1
FHLMC, Pool 1B2692
3.925%, VAR ICE LIBOR USD 12 Month+1.770%, 12/01/34	4	4
FHLMC, Pool A93505
4.500%, 08/01/40	15	17
FHLMC, Pool A93996
4.500%, 09/01/40	23	25
FHLMC, Pool C03490
4.500%, 08/01/40	118	128
FHLMC, Pool C09015
3.000%, 10/01/42	132	136
FHLMC, Pool G02940
5.500%, 05/01/37	3	3
FHLMC, Pool G04222
5.500%, 04/01/38	6	7
FHLMC, Pool G04913
5.000%, 03/01/38	24	27
FHLMC, Pool G08003
6.000%, 07/01/34	7	8
FHLMC, Pool G11880
5.000%, 12/01/20	1	1
FHLMC, Pool G18124
6.000%, 06/01/21	1	1
FHLMC, Pool J19197
3.000%, 05/01/27	57	59
FHLMC, Pool Q08998
3.500%, 06/01/42	94	99
FHLMC, Pool Q10378
3.000%, 08/01/42	121	125
FNMA, Pool 252570
6.500%, 07/01/29	2	2

Description	Face Amount (000)	Value (000)
FNMA, Pool 253183
7.500%, 04/01/30	$—	$—
FNMA, Pool 253398
8.000%, 08/01/30	1	1
FNMA, Pool 254949
5.000%, 11/01/33	5	6
FNMA, Pool 255814
5.500%, 08/01/35	8	9
FNMA, Pool 303168
9.500%, 02/01/25	1	1
FNMA, Pool 725424
5.500%, 04/01/34	8	9
FNMA, Pool 735060
6.000%, 11/01/34	5	6
FNMA, Pool 735228
5.500%, 02/01/35	4	5
FNMA, Pool 735230
5.500%, 02/01/35	11	12
FNMA, Pool 745275
5.000%, 02/01/36	40	44
FNMA, Pool 745418
5.500%, 04/01/36	44	49
FNMA, Pool 827223
4.340%, VAR ICE LIBOR USD 12 Month+1.465%, 04/01/35	12	13
FNMA, Pool 844809
5.000%, 11/01/35	16	18
FNMA, Pool AD0454
5.000%, 11/01/21	—	—
FNMA, Pool AD8522
4.000%, 08/01/40	18	19
FNMA, Pool AE0828
3.500%, 02/01/41	169	178
FNMA, Pool AH0621
3.500%, 01/01/41	41	43
FNMA, Pool AJ1407
4.000%, 09/01/41	28	30
FNMA, Pool AJ7689
4.000%, 12/01/41	101	109
FNMA, Pool AK0971
3.000%, 02/01/27	51	53
FNMA, Pool AL5866
2.669%, 08/01/22	3,372	3,435
FNMA, Pool AO2970
3.000%, 05/01/42	115	119
FNMA, Pool AO4137
3.500%, 06/01/42	94	99
FNMA, Pool MA1277
2.500%, 12/01/27	54	55
GNMA, Pool G2 4696
4.500%, 05/20/40	50	54
GNMA, Pool G2 4747
5.000%, 07/20/40	19	21
GNMA, Pool G2 4923
4.500%, 01/20/41	31	34
GNMA, Pool G2 MA0155
4.000%, 06/20/42	75	79

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)
GNMA, Pool G2 MA0392
3.500%, 09/20/42	$97	$102

Total U.S. Government Mortgage-Backed Obligations
(Cost $5,133)		5,248

Closed-End Fund [1.2%]
Stone Ridge Reinsurance Risk Premium Interval Fund	179,495	1,398

Total Closed-End Fund
(Cost $1,797)		1,398

Foreign Government Bond [0.9%]
Hashemite Kingdom of Jordan Government AID Bond
2.578%, 06/30/22	1,000	1,016

Total Foreign Government Bond
(Cost $1,000)		1,016

Mortgage-Backed Obligations [0.7%]
Commercial Mortgage Trust, Ser 2012-CR2, Cl A4
3.147%, 08/15/45	125	128
GMACM Mortgage Loan Trust, Ser 2004-GH1, Cl A6
4.810%, 07/25/35	—	—
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A3
2.773%, 11/10/45	272	275
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Cl A5
2.960%, 04/15/46	150	154
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A4
2.858%, 11/15/45	230	233

Total Mortgage-Backed Obligations
(Cost $785)		790

Asset-Backed Securities [0.4%]
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A2
6.205%, 05/28/37	6	6
Cityscape Home Equity Loan Trust, Ser 1997-C, Cl A4
7.500%, 07/25/28	5	3
Nissan Auto Lease Trust, Ser 2017-B, Cl A3
2.050%, 09/15/20	455	455

Total Asset-Backed Securities
(Cost $466)		464

Residential Mortgage-Backed Securities [0.0%]
RAAC, Ser 2004-SP1, Cl AI4
5.285%, 08/25/27(C)	—	—
Residential Accredit Loans, Ser 2004-QS6, Cl A1
5.000%, 05/25/19	1	1

Description	Face Amount (000)/Share Amount	Value (000)
Residential Asset Mortgage Products, Ser 2002-RS3, Cl AI5
5.572%, 06/25/32(C)	$14	$14

Total Residential Mortgage-Backed Securities
(Cost $15)		15

Short-Term Investment** [0.4%]
SEI Daily Income Trust Government Fund, Cl F, 1.470%	498,110	498

Total Short-Term Investment
(Cost $498)		498

Total Investments [99.2%]
(Cost $110,293)		$113,722

Percentages are based on Net Assets of $114,694 (000).

**	The rate reported is the 7-day effective yield as of December 31, 2019.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2019, the value of these securities amounted to $6,878 (000), representing 6.0% of the net assets of the Fund.
(B)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

AID — Agency for International Development

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

VAR — Variable

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

The following is a list of the inputs used as of December 31, 2019 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$46,998	$—	$46,998
Municipal Bonds	—	36,188	—	36,188
U.S. Treasury Obligations	—	21,107	—	21,107
U.S. Government Mortgage-Backed Obligations	—	5,248	—	5,248
Closed-End Fund	1,398	—	—	1,398
Foreign Government Bond	—	1,016	—	1,016
Mortgage-Backed Obligations	—	790	—	790
Asset-Backed Securities	—	464	—	464
Residential Mortgage-Backed Securities	—	15	—	15
Short-Term Investment	498	—	—	498
Total Investments in Securities	$1,896	$111,826	$—	$113,722

For the period ended December 31, 2019, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Corporate Bonds [35.7%]
Advertising Sales [0.0%]
Outfront Media Capital
5.625%, 02/15/24		250	$256
Outfront Media Capital
4.625%, 03/15/30(A)		75	77

Total Advertising Sales			333

Aerospace & Defense [0.2%]
TransDigm
6.500%, 07/15/24		250	258
6.500%, 05/15/25		1,825	1,898
TransDigm
6.250%, 03/15/26(A)		1,125	1,218
TransDigm
6.375%, 06/15/26		575	610
TransDigm
5.500%, 11/15/27(A)		1,200	1,213
TransDigm UK Holdings
6.875%, 05/15/26		800	852

Total Aerospace & Defense			6,049

Agricultural [0.0%]
Aragvi Finance International DAC
12.000%, 04/09/24		15	16
Mriya Farming, MTN
2.000%, 0.25%, 9/30/2020, 12/31/25(A) (B) (C)		166	12
Mriya Recovery Certificates
0.000%, 12/31/49	EUR	3,224	36

Total Agricultural			64

Airlines [1.3%]
Avianca Holdings
8.375%, 05/10/20		39	39
Avianca Holdings
9.000%, 05/10/23		42,340	39,801

Description		Face Amount (000)(1)	Value (000)
EA Partners I
6.875%, 09/28/20(D)		8,500	$3,531
EA Partners II
6.750%, 06/01/21(D)		8,045	3,781
Gol Finance
8.875%, 01/24/22		3,869	3,946

Total Airlines			51,098

Airport Develop/Maint [0.2%]
International Airport Finance
12.000%, 03/15/33		7,130	7,846

Apparel/Textiles [0.0%]
Hanesbrands
4.875%, 05/15/26(A)		250	265
William Carter
5.625%, 03/15/27(A)		125	134

Total Apparel/Textiles			399

Applications Software [0.1%]
Nuance Communications
5.625%, 12/15/26		700	746
SS&C Technologies
5.500%, 09/30/27(A)		1,800	1,922

Total Applications Software			2,668

Auto Rent & Lease [0.1%]
Kapla Holding SAS
3.250%, VAR Euribor 3 Month+3.250%, 12/15/26	EUR	300	338
Kapla Holding SAS
3.375%, 12/15/26	EUR	400	458
United Rentals North America
5.875%, 09/15/26		575	617
United Rentals North America
6.500%, 12/15/26		175	192

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
United Rentals North America
5.500%, 05/15/27	850	$910
United Rentals North America
4.875%, 01/15/28	600	625
United Rentals North America
5.250%, 01/15/30	325	350

Total Auto Rent & Lease		3,490

Auto-Med and Heavy Duty Trks [0.0%]
JB Poindexter
7.125%, 04/15/26(A)	925	976

Autoparts [0.3%]
Adient Global Holdings
4.875%, 08/15/26(A)	1,550	1,383
American Axle & Manufacturing
6.250%, 03/15/26	125	128
American Axle & Manufacturing
6.500%, 04/01/27	1,375	1,427
Dana
5.375%, 11/15/27	175	180
Dana Financing Luxembourg Sarl
5.750%, 04/15/25(A)	375	392
Dana Financing Luxembourg Sarl
6.500%, 06/01/26(A)	1,075	1,149
IHO Verwaltungs GmbH
4.750% cash/5.500% PIK, 09/15/26(A)	1,325	1,352
IHO Verwaltungs GmbH
6.000% cash/6.750% PIK, 05/15/27(A)	600	636
IHO Verwaltungs GmbH
6.375% cash/7.125% PIK, 05/15/29(A)	300	322

Description	Face Amount (000)(1)	Value (000)
Panther BF Aggregator 2
6.250%, 05/15/26(A)	200	$216
Panther BF Aggregator 2
8.500%, 05/15/27(A)	2,675	2,842

Total Autoparts		10,027

Banks [2.2%]
African Bank, MTN
6.000%, 02/08/20	1,100	1,105
African Bank, MTN
8.125%, 10/19/20	17,102	17,446
Agricola Senior Trust
6.750%, 06/18/20	1,900	1,921
Akbank T.A.S.
6.797%, VAR USD Swap Semi 30/360 5 Yr Curr+4.029%, 04/27/28	8,465	7,991
Akbank T.A.S., MTN
7.200%, VAR USD Swap Semi 30/360 5 Yr Curr+5.026%, 03/16/27	3,035	2,973
Banco BMG
8.875%, 08/05/20	400	411
Banco Hipotecario
9.750%, 11/30/20	14,000	12,390
Banco Mercantil del Norte
6.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.035%, 10/06/68	2,515	2,637
Banco Nacional de Costa Rica
6.250%, 11/01/23	817	866
Bank Nadra Via NDR Finance
8.250%, 06/22/17(D)	721	4

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Credit Bank of Moscow Via CBOM Finance
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+5.416%, 10/05/27	11,225	$10,860
Sovcombank Via SovCom Capital DAC
8.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.427%, 04/07/30	5,300	5,509
Turkiye Garanti Bankasi
6.125%, VAR USD Swap Semi 30/360 5 Yr Curr+4.220%, 05/24/27	9,360	8,906
Turkiye Is Bankasi
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr+5.117%, 06/29/28	10,000	9,536
Turkiye Sinai Kalkinma Bankasi
5.125%, 04/22/20	579	582

Total Banks		83,137

Batteries/Battery Sys [0.0%]
Energizer Holdings
5.500%, 06/15/25(A)	175	182
Energizer Holdings
6.375%, 07/15/26(A)	300	319
Energizer Holdings
7.750%, 01/15/27(A)	875	978

Total Batteries/Battery Sys		1,479

Beauty Products [0.1%]
Walnut Bidco
9.125%, 08/01/24	3,000	3,191

Broadcasting & Cable [1.3%]
Altice
7.625%, 02/15/25(A)	1,000	1,039

Description	Face Amount (000)(1)	Value (000)
Altice Financing
7.500%, 05/15/26	3,750	$4,038
AMC Networks
5.000%, 04/01/24	1,550	1,581
AMC Networks
4.750%, 08/01/25	100	100
Cablevision Systems
5.875%, 09/15/22	950	1,024
CCO Holdings
5.250%, 09/30/22	700	708
CCO Holdings
5.125%, 02/15/23	1,275	1,289
5.125%, 05/01/27(A)	1,100	1,161
CCO Holdings
5.750%, 09/01/23	525	535
5.750%, 01/15/24	120	122
CCO Holdings
5.875%, 04/01/24(A)	325	336
5.875%, 05/01/27(A)	600	635
CCO Holdings
5.375%, 05/01/25(A)	250	258
CCO Holdings
5.500%, 05/01/26(A)	875	922
CCO Holdings
5.000%, 02/01/28(A)	900	944
CSC Holdings
5.375%, 07/15/23(A)	450	461
CSC Holdings
5.250%, 06/01/24	875	943
CSC Holdings
7.750%, 07/15/25(A)	1,000	1,066
CSC Holdings
6.625%, 10/15/25(A)	625	665
CSC Holdings
5.500%, 05/15/26(A)	775	821
5.500%, 04/15/27(A)	1,550	1,664
CSC Holdings
7.500%, 04/01/28(A)	675	763

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
CSC Holdings
5.750%, 01/15/30(A)		725	$774
Diamond Sports Group
5.375%, 08/15/26(A)		800	809
Diamond Sports Group
6.625%, 08/15/27(A)		1,400	1,362
DISH DBS
5.875%, 11/15/24		1,400	1,431
DISH DBS
7.750%, 07/01/26		1,025	1,086
Gray Television
5.125%, 10/15/24(A)		450	467
Gray Television
5.875%, 07/15/26(A)		1,400	1,489
iHeartCommunications
6.375%, 05/01/26		69	75
iHeartCommunications
8.375%, 05/01/27		2,324	2,569
iHeartCommunications
5.250%, 08/15/27(A)		375	392
iHeartCommunications
4.750%, 01/15/28(A)		175	179
Nexstar Broadcasting
5.625%, 08/01/24(A)		1,600	1,668
5.625%, 07/15/27(A)		1,100	1,159
Scripps Escrow
5.875%, 07/15/27(A)		975	1,021
Sinclair Television Group
5.625%, 08/01/24(A)		1,075	1,106
Sinclair Television Group
5.875%, 03/15/26(A)		1,050	1,104
Sinclair Television Group
5.125%, 02/15/27(A)		500	513
Telegraph Columbus
3.875%, 05/02/25	EUR	1,000	1,094
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28(A)		1,800	1,922

Description		Face Amount (000)(1)	Value (000)
Virgin Media Finance
6.000%, 10/15/24(A)		200	$206
Virgin Media Finance
5.750%, 01/15/25(A)		500	514
Virgin Media Secured Finance
5.500%, 08/15/26(A)		400	420
5.500%, 05/15/29(A)		900	953
Virgin Media Secured Finance
4.250%, 01/15/30	GBP	2,100	2,830
Ziggo Bond BV
5.875%, 01/15/25(A)		275	283
Ziggo Bond BV
6.000%, 01/15/27(A)		925	976
Ziggo BV
5.500%, 01/15/27(A)		1,325	1,408
Ziggo BV
4.875%, 01/15/30(A)		200	206

Total Broadcasting & Cable			49,091

Building & Construction [0.3%]
Cornerstone Building Brands
8.000%, 04/15/26(A)		1,425	1,486
Hillman Group
6.375%, 07/15/22(A)		975	907
HTA Group
9.125%, 03/08/22		1,490	1,542
InterCement Financial Operations BV
5.750%, 07/17/24		6,240	5,182
Masonite International
5.750%, 09/15/26(A)		175	186
Standard Industries
6.000%, 10/15/25(A)		950	998
Standard Industries
5.000%, 02/15/27(A)		1,475	1,538

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Yuksel Insaat
9.500%, 11/10/15(D)		22,594	$678

Total Building & Construction			12,517

Building-Heavy Construct [1.4%]
Andrade Gutierrez International
9.500%, 12/30/24		1,150	1,195
9.500%, 12/30/24(A)		49,546	51,473
Odebrecht Finance
4.375%, 04/25/25(D)		500	26
Odebrecht Finance
5.250%, 06/27/29(D)		3,000	150
Odebrecht Finance
7.125%, 06/26/42(D)		2,591	152
Odebrecht Finance
7.500%, 12/14/67(D)		2,450	94

Total Building-Heavy Construct			53,090

Cable Satellite [0.1%]
CCO Holdings
4.750%, 03/01/30(A)		2,400	2,443
United Group
4.375%, 07/01/22	EUR	1,700	1,945

Total Cable Satellite			4,388

Chemicals [0.3%]
Alpha 2 BV
8.750% cash/0% PIK, 06/01/23(A)		425	433
Alpha 3
6.250%, 02/01/25(A)		1,525	1,563
Element Solutions
5.875%, 12/01/25(A)		900	942
Fire BC
4.750%, VAR Euribor 3 Month+4.750%, 09/30/24	EUR	805	901

Description		Face Amount (000)(1)	Value (000)
Hexion
7.875%, 07/15/27(A)		825	$858
PQ
5.750%, 12/15/25(A)		500	522
Starfruit Finco BV
8.000%, 10/01/26(A)		1,775	1,882
Unigel Luxembourg
8.750%, 10/01/26		2,350	2,400

Total Chemicals			9,501

Circuit Boards [0.0%]
TTM Technologies
5.625%, 10/01/25(A)		850	879

Coal Mining [0.7%]
DTEK Finance
10.750% cash/0% PIK, 12/31/24		11,900	12,213
Eterna Capital Pte
8.000%, 12/11/22		5,846	3,364
Mongolian Mining
9.250%, 04/15/24		3,550	3,242
Mongolian Mining
0.000%, 10/01/68(E)		7,787	4,284
New World Resources
8.000%, 04/07/20(D)	EUR	1,101	31
Zhongrong International Resources
7.250%, 10/26/20		4,140	1,881

Total Coal Mining			25,015

Commercial Serv-Finance [0.1%]
Refinitiv US Holdings
6.250%, 05/15/26(A)		300	327
Refinitiv US Holdings
8.250%, 11/15/26(A)		2,200	2,478

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Sisal Pay
3.475%, VAR Euribor 3 Month+3.875%, 12/17/26	EUR	400	$453

Total Commercial Serv-Finance			3,258

Commercial Services [0.1%]
Nielsen Finance
5.000%, 04/15/22(A)		1,450	1,455
Nielsen Luxembourg SARL
5.000%, 02/01/25(A)		450	464

Total Commercial Services			1,919

Computer Software [0.1%]
Rackspace Hosting
8.625%, 11/15/24(A)		1,950	1,906

Computer System Design & Services [0.2%]
Banff Merger Sub
9.750%, 09/01/26(A)		1,400	1,418
Dell International
7.125%, 06/15/24(A)		2,150	2,268
NCR
5.000%, 07/15/22		650	657
NCR
6.375%, 12/15/23		500	512
NCR
5.750%, 09/01/27(A)		300	320
Tempo Acquisition
6.750%, 06/01/25(A)		2,925	3,020

Total Computer System Design & Services			8,195

Computers-Memory Devices [0.0%]
Western Digital
4.750%, 02/15/26		550	573

Description	Face Amount (000)(1)	Value (000)
Consumer Products & Services [0.1%]
Prestige Brands
6.375%, 03/01/24(A)	1,675	$1,742
Prestige Brands
5.125%, 01/15/28(A)	175	184
Turkiye Sise ve Cam Fabrikalari
4.250%, 05/09/20	865	865

Total Consumer Products & Services		2,791

Containers & Packaging [0.7%]
ARD Finance
6.500%, 06/30/27(A)	2,200	2,275
Ardagh Packaging Finance
6.000%, 02/15/25(A)	1,075	1,128
Ardagh Packaging Finance
5.250%, 08/15/27(A)	750	789
Berry Global
5.500%, 05/15/22	1,900	1,921
Berry Global
6.000%, 10/15/22	150	153
Berry Global Escrow
4.875%, 07/15/26(A)	900	949
Berry Global Escrow
5.625%, 07/15/27(A)	525	563
Crown Americas
4.750%, 02/01/26	650	686
Crown Americas
4.250%, 09/30/26	75	79
Flex Acquisition
6.875%, 01/15/25(A)	2,825	2,846
Flex Acquisition
7.875%, 07/15/26(A)	1,600	1,612
Graphic Packaging International
4.750%, 07/15/27(A)	300	321

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Greif
6.500%, 03/01/27(A)		200	$216
Guala Closures
3.500%, VAR Euribor 3 Month+3.500%, 04/15/24	EUR	250	283
Mauser Packaging Solutions Holding
5.500%, 04/15/24(A)		775	798
Mauser Packaging Solutions Holding
7.250%, 04/15/25(A)		2,850	2,815
Owens-Brockway Glass Container
5.000%, 01/15/22(A)		125	130
Owens-Brockway Glass Container
5.375%, 01/15/25(A)		975	1,004
Owens-Brockway Glass Container
6.375%, 08/15/25(A)		800	874
Reynolds Group Issuer
5.750%, 10/15/20		1,599	1,601
Reynolds Group Issuer
7.000%, 07/15/24(A)		1,600	1,654
Sealed Air
4.875%, 12/01/22(A)		125	132
Sealed Air
5.125%, 12/01/24(A)		425	458
Sealed Air
4.000%, 12/01/27(A)		450	456
Trident TPI Holdings
9.250%, 08/01/24(A)		700	707
Trident TPI Holdings
6.625%, 11/01/25(A)		1,075	968
Trivium Packaging Finance BV
5.500%, 08/15/26(A)		250	263

Description	Face Amount (000)(1)	Value (000)
Trivium Packaging Finance BV
8.500%, 08/15/27(A)	675	$751

Total Containers & Packaging		26,432

Data Processing/Mgmt [0.1%]
Dun & Bradstreet
6.875%, 08/15/26(A)	425	469
Dun & Bradstreet
10.250%, 02/15/27(A)	2,325	2,674
Fair Isaac
4.000%, 06/15/28(A)	150	151

Total Data Processing/Mgmt		3,294

Diagnostic Equipment [0.1%]
Avantor
6.000%, 10/01/24(A)	525	559
Avantor
9.000%, 10/01/25(A)	1,675	1,872
Ortho-Clinical Diagnostics
6.625%, 05/15/22(A)	1,950	1,938

Total Diagnostic Equipment		4,369

Disposable Medical Prod [0.0%]
Teleflex
4.875%, 06/01/26	675	705
Teleflex
4.625%, 11/15/27	125	133

Total Disposable Medical Prod		838

Distribution/Wholesale [0.2%]
American Builders & Contractors Supply
5.875%, 05/15/26(A)	1,500	1,594
American Builders & Contractors Supply
4.000%, 01/15/28(A)	350	355

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Anixter
6.000%, 12/01/25	225	$234
Core & Main
6.125%, 08/15/25(A)	1,525	1,590
IAA
5.500%, 06/15/27(A)	200	213
KAR Auction Services
5.125%, 06/01/25(A)	700	728
Performance Food Group
5.500%, 10/15/27(A)	850	908
Resideo Funding
6.125%, 11/01/26(A)	550	554

Total Distribution/Wholesale		6,176

Diversified Minerals [0.0%]
Teck Resources
6.125%, 10/01/35	275	323

Diversified Operations [0.1%]
Amsted Industries
5.625%, 07/01/27(A)	300	318
Koppers
6.000%, 02/15/25(A)	1,675	1,755

Total Diversified Operations		2,073

Drugs [1.0%]
Bausch Health
5.500%, 03/01/23(A)	65	65
5.500%, 11/01/25(A)	425	444
Bausch Health
5.875%, 05/15/23(A)	1,041	1,050
Bausch Health
7.000%, 03/15/24(A)	425	442
Bausch Health
6.125%, 04/15/25(A)	3,175	3,281
Bausch Health
9.000%, 12/15/25(A)	875	995
Bausch Health
5.750%, 08/15/27(A)	275	299

Description		Face Amount (000)(1)	Value (000)
Bausch Health
5.000%, 01/30/28(A)		500	$513
Bausch Health
7.250%, 05/30/29(A)		575	657
Bausch Health Americas
9.250%, 04/01/26(A)		300	344
Bausch Health Americas
8.500%, 01/31/27(A)		1,050	1,196
Diocle Spa
3.875%, VAR Euribor 3 Month+3.875%, 06/30/26	EUR	315	358
Endo Dac
6.000%, 07/15/23(A)		410	296
6.000%, 02/01/25(A)		2,025	1,366
Mallinckrodt International Finance
5.625%, 10/15/23(A)		750	285
Mallinckrodt International Finance
5.500%, 04/15/25(A)		2,575	914
Teva Pharmaceutical Finance
6.150%, 02/01/36		4,580	4,283
Teva Pharmaceutical Finance Netherlands III BV
7.125%, 01/31/25(A)		3,570	3,674
Teva Pharmaceutical Finance Netherlands III BV
6.750%, 03/01/28		16,856	17,144

Total Drugs			37,606

E-Commerce/Services [0.0%]
Go Daddy Operating
5.250%, 12/01/27(A)		300	316
Match Group
5.000%, 12/15/27(A)		1,425	1,485

Total E-Commerce/Services			1,801

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Electric Utilities [1.7%]
Calpine
5.750%, 01/15/25	1,275	$1,309
Calpine
5.250%, 06/01/26(A)	175	182
Calpine
4.500%, 02/15/28(A)	925	933
Calpine
5.125%, 03/15/28(A)	1,050	1,072
Eskom Holdings SOC
5.750%, 01/26/21	2,000	2,002
Eskom Holdings SOC
7.125%, 02/11/25	2,145	2,201
Generacion Mediterranea
9.625%, 07/27/23	15,594	9,824
Genneia
8.750%, 01/20/22	6,296	4,948
NRG Energy
7.250%, 05/15/26	800	874
NRG Energy
6.625%, 01/15/27	625	678
NRG Energy
5.750%, 01/15/28	200	217
NRG Energy
5.250%, 06/15/29(A)	600	649
Pampa Energia
7.375%, 07/21/23	4,595	4,356
Pampa Energia
7.500%, 01/24/27	3,565	3,050
Perusahaan Listrik Negara
5.500%, 11/22/21	1,026	1,088
Perusahaan Listrik Negara, MTN
5.250%, 05/15/47	516	579
Perusahaan Listrik Negara, MTN
6.150%, 05/21/48	1,119	1,416

Description	Face Amount (000)(1)	Value (000)
Stoneway Capital
10.000%, 03/01/27	38,935	$24,626
Vistra Operations
5.500%, 09/01/26(A)	400	424
Vistra Operations
5.625%, 02/15/27(A)	1,350	1,422
Vistra Operations
5.000%, 07/31/27(A)	725	758

Total Electric Utilities		62,608

Electrical Products [0.1%]
WESCO Distribution
5.375%, 12/15/21	1,275	1,278
5.375%, 06/15/24	775	804

Total Electrical Products		2,082

Electric-Distribution [0.1%]
Comision Federal de Electricidad
4.875%, 01/15/24	922	994
Comision Federal de Electricidad
5.750%, 02/14/42	1,036	1,160

Total Electric-Distribution		2,154

Energy & Power [0.5%]
Enviva Partners
6.500%, 01/15/26(A)	1,500	1,606
MSU Energy
6.875%, 02/01/25	23,790	14,518
6.875%, 02/01/25(A)	2,080	1,275
TerraForm Power Operating
4.250%, 01/31/23(A)	600	618
TerraForm Power Operating
5.000%, 01/31/28(A)	1,125	1,189

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
TerraForm Power Operating
4.750%, 01/15/30(A)		1,000	$1,018

Total Energy & Power			20,224

Enterprise Software/Serv [0.1%]
HNA Ecotech Panorama Cayman
8.000%, 04/15/21		105	94
Infor US
6.500%, 05/15/22		2,350	2,385
Informatica
7.125%, 07/15/23(A)		1,700	1,725
Riverbed Technology
8.875%, 03/01/23(A)		375	216
Sophia
9.000%, 09/30/23(A)		625	642

Total Enterprise Software/Serv			5,062

Entertainment & Gaming [0.3%]
Boyd Gaming
6.375%, 04/01/26		300	323
Boyd Gaming
6.000%, 08/15/26		150	161
Boyd Gaming
4.750%, 12/01/27(A)		1,100	1,142
Caesars Resort Collection
5.250%, 10/15/25(A)		1,325	1,371
Eldorado Resorts
6.000%, 04/01/25		1,450	1,523
Gamenet Group
5.125%, VAR Euribor 3 Month+5.125%, 04/27/23	EUR	243	276
Live Nation Entertainment
4.750%, 10/15/27(A)		250	259
MGM Resorts International
6.000%, 03/15/23		500	549

Description	Face Amount (000)(1)	Value (000)
MGM Resorts International
5.750%, 06/15/25	975	$1,092
MGM Resorts International
4.625%, 09/01/26	250	265
MGM Resorts International
5.500%, 04/15/27	400	444
Mohegan Gaming & Entertainment
7.875%, 10/15/24(A)	1,325	1,350
Penn National Gaming
5.625%, 01/15/27(A)	350	370
Stars Group Holdings BV
7.000%, 07/15/26(A)	1,950	2,111
Station Casinos
5.000%, 10/01/25(A)	1,025	1,043
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/25(A)	600	600

Total Entertainment & Gaming		12,879

Export/Import Bank [0.1%]
Development Bank of Mongolia
7.250%, 10/23/23	404	428
Export-Import Bank of India
3.375%, 08/05/26	484	493
Export-Import Bank of India, MTN
4.000%, 01/14/23	815	846
Ukreximbank Via Biz Finance
9.750%, 01/22/25	658	704

Total Export/Import Bank		2,471

Financial Services [0.9%]
Allied Universal Holdco
6.625%, 07/15/26(A)	275	296

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Allied Universal Holdco
9.750%, 07/15/27(A)		3,050	$3,258
Ally Financial
5.750%, 11/20/25		1,025	1,147
Arrow Global Finance
3.750%, VAR Euribor 3 Month+3.750%, 03/01/26	EUR	500	564
ASG Finance Designated Activity
7.875%, 12/03/24		9,534	9,200
Avolon Holdings Funding
5.125%, 10/01/23(A)		150	162
Bantrab Senior Trust
9.000%, 11/14/20		825	854
Cabot Financial Luxembourg II, MTN
6.375%, VAR Euribor 3 Month+6.375%, 06/14/24	EUR	700	815
Garfunkelux Holdco 3
8.500%, 11/01/22	GBP	2,300	3,002
Louvre Bidco SAS
4.250%, 09/30/24	EUR	2,200	2,529
Navient
5.875%, 10/25/24		1,150	1,231
Navient
6.750%, 06/25/25		600	662
6.750%, 06/15/26		200	220
Navient, MTN
6.125%, 03/25/24		425	461
Oilflow SPV 1 DAC
12.000%, 01/13/22		1,460	1,489
Park Aerospace Holdings
5.250%, 08/15/22(A)		250	266
Park Aerospace Holdings
4.500%, 03/15/23(A)		150	157
Park Aerospace Holdings
5.500%, 02/15/24(A)		2,650	2,910

Description	Face Amount (000)(1)	Value (000)
Power Sector Assets & Liabilities Management
7.390%, 12/02/24	1,501	$1,865
Quicken Loans
5.750%, 05/01/25(A)	2,400	2,481
Quicken Loans
5.250%, 01/15/28(A)	750	776

Total Financial Services		34,345

Food, Beverage & Tobacco [0.5%]
B&G Foods
5.250%, 04/01/25	1,025	1,054
CEDC Finance International
10.000%, 12/31/22(A)	7,230	6,073
NBM US Holdings
7.000%, 05/14/26	4,310	4,678
NBM US Holdings
6.625%, 08/06/29	2,640	2,870
Nova Austral
8.250%, 05/26/21(A)	5,000	2,500
Post Holdings
5.500%, 03/01/25(A)	275	288
Post Holdings
5.000%, 08/15/26(A)	1,525	1,611
Post Holdings
5.750%, 03/01/27(A)	900	965
Post Holdings
5.625%, 01/15/28(A)	575	620

Total Food, Beverage & Tobacco		20,659

Food-Catering [0.1%]
Aramark Services
5.125%, 01/15/24	1,075	1,103

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Aramark Services
5.000%, 04/01/25(A)	625	$652
5.000%, 02/01/28(A)	725	764

Total Food-Catering		2,519

Food-Wholesale/Distrib [0.0%]
US Foods
5.875%, 06/15/24(A)	1,450	1,494

Foreign Govenments [0.0%]
Eskom Holdings SOC, MTN
8.450%, 08/10/28	459	497

Foreign Governments [0.0%]
KSA Sukuk, MTN
2.969%, 10/29/29(A)	714	718
Wakala Global Sukuk
4.646%, 07/06/21	676	702

Total Foreign Governments		1,420

Gas-Distribution [0.1%]
AmeriGas Partners
5.500%, 05/20/25	375	405
AmeriGas Partners
5.875%, 08/20/26	500	551
AmeriGas Partners
5.750%, 05/20/27	925	1,015

Total Gas-Distribution		1,971

Hazardous Waste Disposal [0.0%]
Tervita Escrow
7.625%, 12/01/21(A)	900	906

Hotels and Motels [0.1%]
Grupo Posadas
7.875%, 06/30/22	610	572

Description		Face Amount (000)(1)	Value (000)
Hilton Domestic Operating
5.125%, 05/01/26		900	$947
Hilton Domestic Operating
4.875%, 01/15/30		375	397
Wyndham Hotels & Resorts
5.375%, 04/15/26(A)		375	396

Total Hotels and Motels			2,312

Human Resources [0.1%]
Team Health Holdings
6.375%, 02/01/25(A)		3,050	2,036

Instruments-Controls [0.0%]
Sensata Technologies
4.375%, 02/15/30(A)		225	229

Insurance [0.2%]
Alliant Holdings Intermediate
6.750%, 10/15/27(A)		750	803
Ardonagh Midco 3
8.625%, 07/15/23(A)		475	472
HUB International
7.000%, 05/01/26(A)		4,700	4,970
USI
6.875%, 05/01/25(A)		2,200	2,249

Total Insurance			8,494

Internet Connectiv Svcs [0.1%]
United Group
4.875%, 07/01/24	EUR	1,150	1,345
United Group BV
4.125%, VAR Euribor 3 Month+4.125%, 05/15/25	EUR	1,500	1,682

Total Internet Connectiv Svcs			3,027

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Investment Banker/Broker Dealer [0.1%]
Banco BTG Pactual
4.000%, 01/16/20	3,000	$2,997
NFP
6.875%, 07/15/25(A)	1,900	1,905
NFP
8.000%, 07/15/25(A)	325	331

Total Investment Banker/Broker Dealer		5,233

Mach Tools and Rel Products [0.0%]
Colfax
6.000%, 02/15/24(A)	250	266
Colfax
6.375%, 02/15/26(A)	200	218

Total Mach Tools and Rel Products		484

Machinery-General Indust [0.0%]
Stevens Holding
6.125%, 10/01/26(A)	425	464

Machinery-Pumps [0.0%]
Titan Acquisition
7.750%, 04/15/26(A)	900	891

Medical Information Sys [0.0%]
IQVIA
5.000%, 10/15/26(A)	975	1,028
5.000%, 05/15/27(A)	325	344

Total Medical Information Sys		1,372

Medical Labs and Testing Srv [0.2%]
Charles River Laboratories International
5.500%, 04/01/26(A)	325	350

Description		Face Amount (000)(1)	Value (000)
Charles River Laboratories International
4.250%, 05/01/28(A)		175	$178
Eagle Holding II
7.625% cash/0% PIK, 05/15/22(A)		600	609
Eagle Holding II
7.750% cash/0% PIK, 05/15/22(A)		725	736
Envision Healthcare
8.750%, 10/15/26(A)		1,400	868
MEDNAX
6.250%, 01/15/27(A)		775	794
West Street Merger Sub
6.375%, 09/01/25(A)		2,100	2,095

Total Medical Labs and Testing Srv			5,630

Medical Products & Services [0.5%]
3AB Optique Developpement SAS
4.125%, VAR Euribor 3 Month+4.125%, 10/01/23	EUR	424	477
Acadia Healthcare
6.500%, 03/01/24		2,000	2,072
CHS
6.250%, 03/31/23		1,675	1,700
CHS
8.625%, 01/15/24(A)		100	106
CHS
8.000%, 03/15/26(A)		400	412
HCA
5.875%, 05/01/23		825	912
5.875%, 02/15/26		675	768
5.875%, 02/01/29		350	405
HCA
5.000%, 03/15/24		875	956

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
HCA
5.375%, 02/01/25	1,975	$2,184
5.375%, 09/01/26	150	167
HCA
5.625%, 09/01/28	425	484
HCA Healthcare
6.250%, 02/15/21	1,400	1,460
Hill-Rom Holdings
4.375%, 09/15/27(A)	150	154
RegionalCare Hospital Partners Holdings
11.500%, 05/01/24(A)	400	431
RegionalCare Hospital Partners Holdings
9.750%, 12/01/26(A)	1,600	1,808
Surgery Center Holdings
6.750%, 07/01/25(A)	1,150	1,150
Tenet Healthcare
6.750%, 06/15/23	950	1,044
Tenet Healthcare
4.625%, 07/15/24	625	640
Tenet Healthcare
5.125%, 05/01/25	1,025	1,056
5.125%, 11/01/27(A)	925	977
Tenet Healthcare
7.000%, 08/01/25	750	792
Tenet Healthcare
4.875%, 01/01/26(A)	550	576

Total Medical Products & Services		20,731

Medical-HMO [0.2%]
Centene
4.750%, 01/15/25	1,600	1,662
4.750%, 01/15/25(A)	325	338
Centene
5.375%, 06/01/26(A)	725	769
Centene
4.250%, 12/15/27(A)	1,075	1,106

Description	Face Amount (000)(1)	Value (000)
Centene
4.625%, 12/15/29(A)	1,150	$1,209
MPH Acquisition Holdings
7.125%, 06/01/24(A) (F)	2,900	2,806
Polaris Intermediate
8.500% cash/0% PIK, 12/01/22(A)	675	628
WellCare Health Plans
5.375%, 08/15/26(A)	400	426

Total Medical-HMO		8,944

Medical-Outptnt/Home Med [0.0%]
Air Medical Group Holdings
6.375%, 05/15/23(A)	1,675	1,499

Medical-Whsle Drug Dist [0.0%]
Vizient
6.250%, 05/15/27(A)	200	214

Metal-Copper [0.4%]
First Quantum Minerals
7.000%, 02/15/21	682	684
7.000%, 02/15/21(A)	1,719	1,723
First Quantum Minerals
7.250%, 04/01/23	5,540	5,747
First Quantum Minerals
6.875%, 03/01/26	4,940	5,011
Freeport-McMoRan
3.875%, 03/15/23	1,300	1,324
Freeport-McMoRan
5.000%, 09/01/27	475	499
Freeport-McMoRan
5.250%, 09/01/29	400	428
Freeport-McMoRan
5.400%, 11/14/34	1,225	1,283

Total Metal-Copper		16,699

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Metal-Iron [1.3%]
Samarco Mineracao
4.125%, 11/01/22(D)	24,669	$16,136
4.125%, 11/01/22(A) (D)	100	65
Samarco Mineracao
5.750%, 10/24/23(D) (F)	36,143	24,432
Samarco Mineracao
5.375%, 09/26/24(D)	14,514	9,807

Total Metal-Iron		50,440

Metals & Mining [0.1%]
Hudbay Minerals
7.250%, 01/15/23(A)	150	155
Hudbay Minerals
7.625%, 01/15/25(A)	1,200	1,267
Indonesia Asahan Aluminium Persero
5.710%, 11/15/23	776	857
Indonesia Asahan Aluminium Persero
6.757%, 11/15/48	676	873
TiZir
9.500%, 07/19/22(A)	17	18

Total Metals & Mining		3,170

Miscellaneous Business Services [0.1%]
Acosta
7.750%, 10/01/22(A) (D)	1,550	77
GW B-CR Security
9.500%, 11/01/27(A)	1,893	2,021
Terrier Media Buyer
8.875%, 12/15/27(A)	1,650	1,745

Total Miscellaneous Business Services		3,843

Description	Face Amount (000)(1)	Value (000)
Miscellaneous Manufacturing [0.1%]
Hilong Holding
7.250%, 06/22/20	5,550	$5,510

Multi-line Insurance [0.1%]
Acrisure
8.125%, 02/15/24(A)	575	625
Acrisure
7.000%, 11/15/25(A)	1,275	1,230
Acrisure
10.125%, 08/01/26(A)	200	216

Total Multi-line Insurance		2,071

Non-Ferrous Metals [0.2%]
Nacional del Cobre de Chile
4.250%, 07/17/42	601	631
Nacional del Cobre de Chile
5.625%, 10/18/43	1,322	1,664
Nacional del Cobre de Chile
4.875%, 11/04/44	1,681	1,931
Nacional del Cobre de Chile
4.500%, 08/01/47	640	703
Nacional del Cobre de Chile
4.375%, 02/05/49	975	1,053

Total Non-Ferrous Metals		5,982

Office Automation and Equipment [0.0%]
CDW
5.500%, 12/01/24	575	638
CDW
5.000%, 09/01/25	125	131

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
CDW
4.250%, 04/01/28		450	$472

Total Office Automation and Equipment			1,241

Oil-Field Services [0.6%]
Anton Oilfield Services Group
9.750%, 12/05/20		14,460	14,841
Archrock Partners
6.875%, 04/01/27(A)		1,475	1,560
Archrock Partners
6.250%, 04/01/28(A)		350	360
ORO SG Pte
12.000%, 07/08/20		1,519	1,520
SESI
7.125%, 12/15/21		625	533
SESI
7.750%, 09/15/24		1,375	915
USA Compression Partners
6.875%, 04/01/26		1,200	1,260
6.875%, 09/01/27		750	781

Total Oil-Field Services			21,770

Paper & Related Products [0.1%]
Clearwater Paper
5.375%, 02/01/25(A)		2,075	2,059
WEPA Hygieneprodukte GmbH
2.875%, 12/15/27	EUR	400	464

Total Paper & Related Products			2,523

Petroleum & Fuel Products [8.9%]
ADES International Holding
8.625%, 04/24/24		5,675	5,916
Antero Midstream Partners
5.375%, 09/15/24		1,300	1,206

Description	Face Amount (000)(1)	Value (000)
Antero Midstream Partners
5.750%, 03/01/27(A)	750	$660
5.750%, 01/15/28(A)	1,150	1,000
Antero Resources
5.625%, 06/01/23	325	261
Antero Resources
5.000%, 03/01/25	350	262
Ascent Resources Utica Holdings
10.000%, 04/01/22(A)	375	373
Ascent Resources Utica Holdings
7.000%, 11/01/26(A)	250	199
Berry Petroleum
7.000%, 02/15/26(A)	550	509
Callon Petroleum
6.125%, 10/01/24	1,155	1,177
Callon Petroleum
6.375%, 07/01/26	175	177
Carrizo Oil & Gas
6.250%, 04/15/23	575	584
Carrizo Oil & Gas
8.250%, 07/15/25	325	332
Centennial Resource Production
6.875%, 04/01/27(A)	650	676
Cheniere Corpus Christi Holdings
5.875%, 03/31/25	825	928
Cheniere Corpus Christi Holdings
5.125%, 06/30/27	275	304
Cheniere Energy Partners
5.250%, 10/01/25	1,550	1,615
Cheniere Energy Partners
5.625%, 10/01/26	100	106
Cheniere Energy Partners
4.500%, 10/01/29(A)	575	591

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Chesapeake Energy
7.000%, 10/01/24	575	$346
Chesapeake Energy
11.500%, 01/01/25(A)	875	827
CNX Midstream Partners
6.500%, 03/15/26(A)	1,450	1,338
Constellation Oil
10.000%, 11/09/24	2,018	908
Constellation Oil Services Holding
9.500%, 11/09/24(D)	17,502	8,663
CrownRock
5.625%, 10/15/25(A)	1,600	1,632
CVR Refining
6.500%, 11/01/22	1,725	1,747
DNO
8.750%, 05/31/23(A)	7,700	7,873
DNO
8.375%, 05/29/24(A)	3,800	3,800
Empresa Nacional del Petroleo
3.750%, 08/05/26	630	646
Empresa Nacional del Petroleo
4.500%, 09/14/47	986	1,009
Endeavor Energy Resources
5.750%, 01/30/28(A)	275	289
EP Energy
8.000%, 11/29/24(A) (D)	925	463
Frontera Energy
9.700%, 06/25/23	7,445	7,893
Gulfport Energy
6.000%, 10/15/24	300	213
Gulfport Energy
6.375%, 05/15/25	675	429
6.375%, 01/15/26	225	139

Description	Face Amount (000)(1)	Value (000)
Hess Midstream Operations
5.125%, 06/15/28(A)	600	$608
HKN Energy
11.000%, 03/06/24	19,300	19,783
Holly Energy Partners
6.000%, 08/01/24(A)	1,625	1,694
Jagged Peak Energy
5.875%, 05/01/26	500	516
KazMunayGas National JSC
5.375%, 04/24/30	989	1,149
KazMunayGas National JSC
6.375%, 10/24/48	506	653
Laredo Petroleum
5.625%, 01/15/22	400	388
Laredo Petroleum
6.250%, 03/15/23	425	398
Latina Offshore
8.875%, 10/15/22(A)	25,884	22,972
Medco Oak Tree Pte
7.375%, 05/14/26	1,800	1,837
MPLX
6.250%, 10/15/22(A)	362	369
Nostrum Oil & Gas Finance
8.000%, 07/25/22	8,333	3,917
Nostrum Oil & Gas Finance BV
7.000%, 02/16/25	22,509	10,354
NT Rig Holdco PTE
7.500%, 12/20/21	21,759	6,608
NuStar Logistics
6.000%, 06/01/26	400	423
NuStar Logistics
5.625%, 04/28/27	1,650	1,695
Oasis Petroleum
6.875%, 03/15/22	715	688
6.875%, 01/15/23	175	171

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Oasis Petroleum
6.250%, 05/01/26(A)	550	$457
Odebrecht Drilling Norbe VIII
7.350% cash/0% PIK, 12/01/26	7,495	4,085
Odebrecht Offshore Drilling Finance
7.720% cash/7.720% PIK, 12/01/26	3,351	821
Offshore Drilling Holding
8.375%, 09/20/20	35,575	10,317
Oil and Gas Holding BSCC
7.625%, 11/07/24	621	722
Oil and Gas Holding BSCC
8.375%, 11/07/28	777	944
Oilflow SPV 1 DAC
12.000%, 01/13/22(A)	7,005	7,145
Oro Negro Drilling Pte
7.500%, 12/31/49(A) (D)	18,594	6,136
Pan American Energy
7.875%, 05/07/21	653	676
Parsley Energy
5.375%, 01/15/25(A)	125	129
Parsley Energy
5.250%, 08/15/25(A)	275	282
Parsley Energy
5.625%, 10/15/27(A)	400	423
PDC Energy
6.125%, 09/15/24	450	455
PDC Energy
5.750%, 05/15/26	500	499
Pertamina Persero
6.000%, 05/03/42	416	509
Pertamina Persero, MTN
6.500%, 11/07/48	583	766

Description	Face Amount (000)(1)	Value (000)
Petroamazonas EP
4.625%, 02/16/20	918	$924
4.625%, 11/06/20	3,081	3,070
Petrobras Global Finance
6.875%, 01/20/40	13,940	16,382
Petrobras Global Finance
6.850%, 06/05/15	25,403	29,117
Petroleos de Venezuela
8.500%, 10/27/20(D)	10,470	1,937
Petroleos de Venezuela
9.750%, 05/17/35(D)	8,689	717
Petroleos del Peru
5.625%, 06/19/47(D)	668	779
Petroleos Mexicanos
6.375%, 02/04/21	142	147
Petroleos Mexicanos
5.625%, 01/23/46	2,592	2,325
Petroleos Mexicanos
6.350%, 02/12/48	1,341	1,299
Petroleos Mexicanos
7.690%, 01/23/50(A)	2,331	2,552
Petroleos Mexicanos, MTN
6.750%, 09/21/47	4,163	4,185
Petronas Capital
7.875%, 05/22/22	479	541
Precision Drilling
7.750%, 12/15/23	775	773
Precision Drilling
7.125%, 01/15/26(A)	200	190
QEP Resources
5.250%, 05/01/23	550	545
QEP Resources
5.625%, 03/01/26	350	341
Range Resources
5.000%, 03/15/23	250	230
Range Resources
4.875%, 05/15/25	847	724

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Saudi Arabian Oil, MTN
4.250%, 04/16/39	1,255	$1,347
ShaMaran Petroleum
12.000%, 07/05/23(A)	22,668	22,174
Shelf Drilling Holdings
8.250%, 02/15/25(A)	850	810
Sinopec Group Overseas Development 2012
4.875%, 05/17/42	1,044	1,261
SM Energy
5.000%, 01/15/24	300	286
SM Energy
5.625%, 06/01/25	375	356
SM Energy
6.750%, 09/15/26	350	343
SM Energy
6.625%, 01/15/27	300	295
Southern Gas Corridor CJSC
6.875%, 03/24/26	2,237	2,656
Southwestern Energy
7.750%, 10/01/27	375	347
SRC Energy
6.250%, 12/01/25	850	856
State Oil of the Azerbaijan Republic
6.950%, 03/18/30	1,164	1,432
Summit Midstream Holdings
5.500%, 08/15/22	1,200	1,068
Summit Midstream Holdings
5.750%, 04/15/25	1,275	974
Sunoco
5.500%, 02/15/26	325	337
Sunoco
5.875%, 03/15/28	325	345
Targa Resources Partners
5.250%, 05/01/23	500	505

Description	Face Amount (000)(1)	Value (000)
Targa Resources Partners
5.125%, 02/01/25	225	$233
Targa Resources Partners
5.875%, 04/15/26	400	425
Targa Resources Partners
5.375%, 02/01/27	1,075	1,115
Targa Resources Partners
6.500%, 07/15/27(A)	150	164
Targa Resources Partners
5.000%, 01/15/28	1,075	1,097
Targa Resources Partners
5.500%, 03/01/30(A)	1,475	1,516
TransMontaigne Partners
6.125%, 02/15/26	700	686
Tullow Oil
7.000%, 03/01/25	25,830	21,744
Ultra Resources
6.875%, 04/15/22(A)	225	28
Ultra Resources
7.125%, 04/15/25(A)	400	26
Whiting Petroleum
6.250%, 04/01/23	800	670
Whiting Petroleum
6.625%, 01/15/26	450	307
WPX Energy
5.250%, 09/15/24	200	212
5.250%, 10/15/27	325	343
YPF
8.500%, 03/23/21	33,005	32,683
8.500%, 07/28/25	3,130	2,967
YPF
8.750%, 04/04/24	7,630	7,462

Total Petroleum & Fuel Products		337,528

Precious Metals [0.0%]
Coeur Mining
5.875%, 06/01/24	1,050	1,050

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Property/Casualty Ins [0.1%]
AmWINS Group
7.750%, 07/01/26(A)	1,875	$2,072
AssuredPartners
7.000%, 08/15/25(A)	1,500	1,526
GTCR AP Finance
8.000%, 05/15/27(A)	675	702

Total Property/Casualty Ins		4,300

Publishing-Newspapers [0.1%]
TEGNA
6.375%, 10/15/23	1,125	1,159
TEGNA
5.500%, 09/15/24(A)	100	103
TEGNA
5.000%, 09/15/29(A)	1,200	1,221

Total Publishing-Newspapers		2,483

Quarrying [0.1%]
Compass Minerals International
4.875%, 07/15/24(A)	1,200	1,196
Compass Minerals International
6.750%, 12/01/27(A)	800	850

Total Quarrying		2,046

Radio [0.2%]
Cumulus Media New Holdings
6.750%, 07/01/26(A)	625	669
Entercom Media
7.250%, 11/01/24(A)	1,025	1,079
Entercom Media
6.500%, 05/01/27(A)	900	963
Sirius XM Radio
4.625%, 05/15/23(A)	400	406
4.625%, 07/15/24(A)	725	761

Description	Face Amount (000)(1)	Value (000)
Sirius XM Radio
5.375%, 04/15/25(A)	1,100	$1,137
5.375%, 07/15/26(A)	525	558
Sirius XM Radio
5.500%, 07/01/29(A)	350	378
Urban One
7.375%, 04/15/22(A)	200	197

Total Radio		6,148

Real Estate Investment Trusts [0.0%]
MGM Growth Properties Operating Partnership
5.625%, 05/01/24	425	465
Ryman Hospitality Properties
4.750%, 10/15/27(A)	450	465
VICI Properties
4.250%, 12/01/26(A)	450	463
VICI Properties
4.625%, 12/01/29(A)	350	365

Total Real Estate Investment Trusts		1,758

Real Estate Oper/Develop [1.9%]
Alam Synergy Pte
11.500%, 04/22/21	19,500	19,637
CFLD Cayman Investment
8.600%, 04/08/24	6,065	6,256
China Evergrande Group
7.500%, 06/28/23	6,930	6,045
China Evergrande Group
9.500%, 03/29/24	2,305	2,103
China Evergrande Group
8.750%, 06/28/25	5,255	4,518
Fantasia Holdings Group
12.250%, 10/18/22	2,300	2,353

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Haya Finance 2017
5.125%, VAR Euribor 3 Month+5.125%, 11/15/22	EUR	450	$469
Haya Finance 2017
5.250%, 11/15/22	EUR	1,845	1,937
IRSA Propiedades Comerciales
8.750%, 03/23/23		2,680	2,394
Kaisa Group Holdings
8.500%, 06/30/22		4,925	4,846
Kaisa Group Holdings
10.875%, 07/23/23		1,340	1,350
Kaisa Group Holdings
9.375%, 06/30/24		4,725	4,505
Ronshine China Holdings
8.750%, 10/25/22		2,330	2,435
Sinochem Overseas Capital
4.500%, 11/12/20		1,190	1,212
Sunac China Holdings
7.950%, 10/11/23		4,625	4,884
Zhenro Properties Group
9.800%, 08/20/21		4,040	4,204
Zhenro Properties Group
8.650%, 01/21/23		2,285	2,321

Total Real Estate Oper/Develop			71,469

Regional Banks-Non US [0.0%]
Banco del Estado de Chile, MTN
3.875%, 02/08/22		562	579

Research and Development [0.1%]
Jaguar Holding II
6.375%, 08/01/23(A)		3,575	3,690

Description		Face Amount (000)(1)	Value (000)
Resorts/Theme Parks [0.1%]
Six Flags Entertainment
5.500%, 04/15/27(A)		1,750	$1,866

Retail [0.5%]
1011778 BC ULC
4.250%, 05/15/24(A)		375	384
1011778 BC ULC
5.000%, 10/15/25(A)		2,425	2,504
1011778 BC ULC
4.375%, 01/15/28(A)		1,175	1,178
Albertsons
6.625%, 06/15/24		750	785
Albertsons
5.750%, 03/15/25		1,750	1,811
Albertsons
7.500%, 03/15/26(A)		525	589
Albertsons
5.875%, 02/15/28(A)		300	319
Beacon Roofing Supply
4.500%, 11/15/26(A)		200	206
eG Global Finance
6.250%, 10/30/25	EUR	1,200	1,423
Ferrellgas
6.500%, 05/01/21		450	389
Ferrellgas
6.750%, 01/15/22		775	659
6.750%, 06/15/23		500	423
Grupo Famsa
9.750%, 12/15/24(A)		799	719
KFC Holding
5.000%, 06/01/24(A)		325	337
KFC Holding
5.250%, 06/01/26(A)		625	660
KFC Holding
4.750%, 06/01/27(A)		350	368
LSF10 Wolverine Investments SCA
5.000%, 03/15/24	EUR	500	573

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Michaels Stores
8.000%, 07/15/27(A)	875	$836
Party City Holdings
6.125%, 08/15/23(A)	1,325	1,159
Party City Holdings
6.625%, 08/01/26(A)	1,100	776
Suburban Propane Partners
5.500%, 06/01/24	725	745
Suburban Propane Partners
5.750%, 03/01/25	850	873
Suburban Propane Partners
5.875%, 03/01/27	525	546
Yum! Brands
4.750%, 01/15/30(A)	350	367

Total Retail		18,629

Rubber & Plastic [0.0%]
Goodyear Tire & Rubber
5.000%, 05/31/26	675	702
Goodyear Tire & Rubber
4.875%, 03/15/27	800	828

Total Rubber & Plastic		1,530

Rubber/Plastic Products [0.0%]
Gates Global
6.250%, 01/15/26(A)	1,700	1,729

Semi-Conductors [0.1%]
Entegris
4.625%, 02/10/26(A)	575	595
Qorvo
4.375%, 10/15/29(A)	625	655
Sensata Technologies
5.000%, 10/01/25(A)	75	82

Description	Face Amount (000)(1)	Value (000)
Sensata Technologies UK Financing
6.250%, 02/15/26(A)	225	$242
Tunghsu Venus Holdings
7.000%, 06/12/20	4,275	1,368

Total Semi-Conductors		2,942

Software Tools [0.1%]
RP Crown Parent
7.375%, 10/15/24(A)	1,850	1,922

Special Purpose Banks [0.0%]
Amber Circle Funding
3.250%, 12/04/22	1,531	1,567

Steel & Steel Works [0.9%]
ABJA Investment Pte
4.850%, 01/31/20	2,449	2,449
CSN Resources
6.500%, 07/21/20	11,310	11,480
CSN Resources
7.625%, 04/17/26	2,715	2,896
Metinvest BV
8.500%, 04/23/26	7,918	8,552
Metinvest BV
7.750%, 10/17/29	7,775	7,977
Steel Dynamics
5.500%, 10/01/24	550	567

Total Steel & Steel Works		33,921

Telephones & Telecommunications [1.8%]
Altice France
7.375%, 05/01/26(A)	3,000	3,221
Altice France
8.125%, 02/01/27(A)	225	253
Digicel
6.000%, 04/15/21	5,850	4,580
Digicel Group One
8.250%, 12/30/22	5,839	3,272

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Digicel Group Two
8.250%, 09/30/22(A) (F)		5,506	$1,339
Digicel Group Two
9.125%, 04/01/24		7,587	1,180
Intelsat Jackson Holdings
5.500%, 08/01/23		725	623
Intelsat Jackson Holdings
8.000%, 02/15/24(A)		300	308
Intelsat Jackson Holdings
8.500%, 10/15/24(A)		875	797
Intelsat Jackson Holdings
9.750%, 07/15/25(A)		525	485
Liquid Telecommunications Financing
8.500%, 07/13/22		4,530	4,615
Matterhorn Telecom
3.125%, 09/15/26	EUR	900	1,043
Maxcom Telecomunicaciones
8.000%, 10/25/24		4,950	3,960
Maxcom Telecomunicaciones
15.000%, 10/25/68		1,741	35
Oi
10.000% cash/4.000% PIK, 07/27/25		30,246	27,100
Sprint
7.875%, 09/15/23		1,950	2,152
Sprint
7.125%, 06/15/24		425	458
Sprint
7.625%, 02/15/25		1,250	1,372
7.625%, 03/01/26		800	882
Sprint Capital
6.875%, 11/15/28		1,350	1,455
Telecom Argentina
6.500%, 06/15/21		4,791	4,652

Description	Face Amount (000)(1)	Value (000)
Telecom Argentina
8.000%, 07/18/26	1,300	$1,252
T-Mobile USA
6.000%, 03/01/23	625	636
6.000%, 04/15/24	550	568
T-Mobile USA
6.500%, 01/15/24	700	720
6.500%, 01/15/26	400	429
T-Mobile USA
6.375%, 03/01/25	750	775
T-Mobile USA
4.500%, 02/01/26	700	717
T-Mobile USA
4.750%, 02/01/28	325	341

Total Telephones & Telecommunications		69,220

Textile-Products [0.1%]
Prime Bloom Holdings
6.950%, 07/05/22	6,500	2,990

Transportation Services [0.3%]
Alfa
6.875%, 03/25/44	405	493
Georgian Railway JSC
7.750%, 07/11/22	636	698
Kazakhstan Temir Zholy Finance BV
6.950%, 07/10/42	1,418	1,908
KOC Holding
3.500%, 04/24/20	7,300	7,302
Sabre GLBL
5.375%, 04/15/23(A)	325	333
SCF Capital
5.375%, 06/16/23	1,182	1,272
Viking Cruises
6.250%, 05/15/25(A)	325	339
Viking Cruises
5.875%, 09/15/27(A)	75	80

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
VOC Escrow
5.000%, 02/15/28(A)	500	$524

Total Transportation Services		12,949

Water [0.0%]
Agua y Saneamientos Argentinos
6.625%, 02/01/23	1,060	572
Cia de Saneamento Basico do Estado de Sao Paulo
6.250%, 12/16/20	400	404

Total Water		976

Total Corporate Bonds
Cost ($1,401,888)		1,354,184
Loan Participations [23.6%](E)
Aerospace [0.7%]
American Airlines Inc Term Loan B (2017)
3.715%, VAR LIBOR+2.000%, 10/10/21	1,281	1,284
American Airlines Inc Term Loan B (2018)
3.450%, VAR LIBOR+1.750%, 06/27/25	530	530
American Airlines, Inc., 2017 Class B Term Loan, 1st Lien
3.740%, VAR LIBOR+2.000%, 12/14/23	1,607	1,612
American Airlines, Inc., 2017 Class B Term Loans, 1st Lien
3.702%, VAR LIBOR+2.000%, 04/28/23	3,652	3,659
Autokiniton US Holdings (L&W) Incremental Term Loan B
7.452%, 05/22/25	880	871

Description		Face Amount (000)(1)	Value (000)
Autokiniton US Holdings (L&W), Term Loan B
8.077%, VAR LIBOR+4.000%, 05/17/25		433	$429
CAB, Facility B, 1st Lien
3.750%, VAR Euribor+4.000%, 06/14/24	EUR	1,500	1,685
Ducommun Inc Term Loan B
6.100%, 11/21/25		1,338	1,338
Dynasty Acquisition Co., Inc., Initial Term B-1 Loan, 1st Lien
5.945%, VAR LIBOR+4.000%, 04/06/26		1,395	1,403
Dynasty Acquisition Co., Inc., Initial Term B-2 Loan, 1st Lien
5.945%, VAR LIBOR+4.000%, 04/06/26		750	754
MB Aerospace Term Loan
5.202%, VAR LIBOR+3.500%, 12/13/24		685	656
Science Applications International Corp (SAIC) Term Loan B (2018)
3.452%, VAR LIBOR+1.750%, 11/05/25		1,783	1,787
Transdigm Inc., New Tranche E Term Loan (2018), 1st Lien
4.202%, VAR LIBOR+2.500%, 05/30/25		3,032	3,039

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Transdigm Inc., New Tranche F Term Loan (2018), 1st Lien
4.299%, VAR LIBOR+2.500%, 06/09/23	2,143	$2,149
Transdigm Inc., New Tranche G Term Loan, 1st Lien
4.202%, VAR LIBOR+2.500%, 08/22/24	183	184
WestJet Airlines Ltd. Term Loan
4.718%, 08/07/26	3,068	3,093
WP CPP Holdings, Second Lien (2018)
9.680%, VAR LIBOR+7.750%, 04/24/26	405	398
WP CPP Holdings, Term B Loan
5.680%, VAR LIBOR+3.750%, 04/25/25	3,005	2,979

Total Aerospace		27,850

Automobile [0.0%]
Belron Finance 2019 LLC, Dollar Second Incremental Loan, 1st Lien
4.436%, VAR LIBOR+2.500%, 10/25/26	530	532

Automotive [0.3%]
Adient US LLC, Initial Term Loan, 1st Lien
6.195%, VAR LIBOR+4.250%, 05/06/24	2,415	2,427

Description		Face Amount (000)(1)	Value (000)
APCOA Term Loan B
3.750%, VAR Euribor+3.750%, 03/08/24	EUR	2,000	$2,258
BCA Marketplace Term Loan B1
0.000%, 09/24/26(G)	GBP	1,000	1,329
Dana Term Loan B
3.952%, 02/27/26		570	571
Holley Purchaser, Inc., Initial Term Loan, 1st Lien
6.936%, VAR LIBOR+5.000%, 10/24/25		351	328
Power Solutions Term Loan B
3.750%, 04/30/26	EUR	3,000	3,377
Wand Newco 3, Inc., Initial Term Loan, 1st Lien
5.299%, VAR LIBOR+3.500%, 02/05/26		930	937

Total Automotive			11,227

Beverage and tobacco [0.0%]
Refresco (GBP) Term Loan B
4.768%, VAR LIBOR+4.000%, 12/13/24	GBP	1,000	1,325

Broadcast radio and television [0.1%]
NEP Europe Finco B.V. (EUR) Term Loan
3.500%, VAR Euribor+3.500%, 10/03/25	EUR	990	1,102

CITY NATIONAL ROCHDALE FUNDS | PAGE 25

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Technicolor S.A., Euro Term Loan, 1st Lien
3.500%, VAR Euribor+3.500%, 12/06/23	EUR	4,500	$4,396

Total Broadcast radio and television			5,498

Broadcast Radio and Television [0.0%]
Entercom Media Corp., Term B-2 Loan, 1st Lien
4.305%, VAR LIBOR+2.500%, 11/24/24		1,079	1,086

Broadcasting [0.5%]
Diamond Sports Group, LLC, Term Loan, 1st Lien
5.030%, VAR LIBOR+3.250%, 08/24/26		1,995	1,991
Gray Television, Inc., Term B-2 Loan, 1st Lien
3.947%, VAR LIBOR+2.250%, 02/07/24		950	952
Gray Television, Inc., Term C Loan, 1st Lien
4.197%, VAR LIBOR+2.500%, 11/02/25		1,088	1,094
Nexstar Broadcasting Inc Term Loan A4 - Nexstar
3.441%, VAR LIBOR+1.750%, 10/20/23		911	903
Nexstar Broadcasting Inc Term Loan A4 - Shield
3.441%, 10/20/23		25	25
Nexstar Broadcasting Inc Term Loan B3 (2018) Mission
3.941%, VAR LIBOR+2.250%, 01/17/24		597	598

Description	Face Amount (000)(1)	Value (000)
Nexstar Broadcasting Inc Term Loan B3 (2018) Nexstar
4.055%, VAR LIBOR+2.250%, 01/17/24	3,003	$3,012
Nexstar Broadcasting, Inc., Term B-4 Loan, 1st Lien
4.452%, VAR LIBOR+2.750%, 06/19/26	2,350	2,361
Quincy Newspapers Term Loan B
7.000%, VAR LIBOR+3.000%, 10/19/22	328	327
Sinclair Television Group, Inc., Tranche B-2b Term Loan, 1st Lien
4.240%, VAR LIBOR+2.500%, 09/30/26	1,995	2,000
Univision Communications Inc., 2017 Replacement Repriced First-Lien Term Loan, 1st Lien
4.549%, VAR LIBOR+2.750%, 03/15/24	169	167
Virgin Media Bristol LLC, N Facility, 1st Lien
4.240%, VAR LIBOR+2.500%, 01/31/28	5,070	5,098

Total Broadcasting		18,528

Broadcasting & Cable [0.0%]
CSC Holdings, LLC, September 2019 Initial Term Loan, 1st Lien
4.240%, VAR LIBOR+2.500%, 04/15/27	788	791

CITY NATIONAL ROCHDALE FUNDS | PAGE 26

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Building and Development [0.1%]
Foncia Senior Facility B3
3.000%, VAR Euribor+3.250%, 07/28/23	EUR	1,482	$1,661
Stella Facility B
3.750%, 01/30/26	EUR	1,000	1,121

Total Building and Development			2,782

Business equipment and services [1.1%]
AI Avocado B.V., Facility B3 (EUR), 1st Lien
4.500%, VAR Euribor+4.500%, 09/18/23	EUR	2,988	3,311
AVS Group GmbH Term Loan
3.750%, 07/17/26	EUR	1,000	1,130
Civica Term Loan
5.508%, 10/10/24	GBP	2,000	2,639
Colour Bidco (NGA UK) Term Loan B
6.285%, VAR LIBOR+5.250%, 11/22/24	GBP	1,500	1,787
Everest Bidco SAS, Facility B, 1st Lien
4.000%, VAR Euribor+4.000%, 06/06/25	EUR	1,000	1,092
Exact Software Term Loan B
4.250%, 04/10/26	EUR	1,000	1,127
First Names Group Term Loan B (EUR)
3.750%, VAR Euribor+3.750%, 03/07/25	EUR	2,000	2,204

Description		Face Amount (000)(1)	Value (000)
INFOR (FKA LAWSON) Euro Tranche B-2 Term Loan
3.250%, VAR Euribor+2.250%, 02/01/22	EUR	1,948	$2,190
LGC Facility B4
3.250%, VAR Euribor+3.250%, 03/08/23	EUR	1,285	1,439
LGC Term Loan B5
4.000%, 03/08/23	EUR	1,000	1,122
Obol France 3 SAS, Amended Facility B, 1st Lien
3.500%, VAR Euribor+3.500%, 04/11/23	EUR	1,500	1,433
PlusServer Covenant-Lite Term Loan
3.750%, VAR Euribor+3.750%, 09/13/24	EUR	1,000	479
Proxiserve (aka Persea) Term Loan
3.750%, 02/27/26	EUR	1,000	1,129
QA Term Loan
5.509%, VAR LIBOR+4.750%, 07/26/24	GBP	3,000	3,904
Sector Alarm Holding AS, Facility B, 1st Lien
3.500%, VAR Euribor+3.500%, 06/05/26	EUR	1,000	1,128
Techem Energy Metering Service GmbH Facility B3
3.500%, 07/31/25	EUR	2,957	3,331
Trescal Term Loan B
3.250%, VAR Euribor+3.250%, 03/14/25	EUR	1,000	1,099
Universidad Europea Facility B
4.250%, 02/25/26	EUR	1,000	1,119

CITY NATIONAL ROCHDALE FUNDS | PAGE 27

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Verisure Term Loan B
3.500%, VAR Euribor+3.500%, 10/21/22	EUR	1,500	$1,690
Webhelp Term Loan B
0.000%, 07/31/26(G)	EUR	2,500	2,815
ZPG (aka Zoopla) Term Loan B
5.211%, VAR LIBOR+4.750%, 06/06/25	GBP	2,000	2,610
3.500%, VAR Euribor+3.750%, 06/06/25	EUR	1,000	1,126

Total Business equipment and services			39,904

Cable & satellite television [0.2%]
DeltaFiber (Gamma Infrastructure III B.V.) Term Loan B
3.500%, 01/09/25	EUR	2,595	2,889
Melita Term Loan B
4.000%, 07/31/26	EUR	1,000	1,122
SFR (Numericable) Term Loan B-11 (EUR)
3.000%, VAR Euribor+3.000%, 06/22/25	EUR	2,438	2,705
Tele Columbus AG, Facility A2, 1st Lien
3.000%, VAR Euribor+3.000%, 10/15/24	EUR	1,248	1,332

Total Cable & satellite television			8,048

Cable/Wireless Video [1.0%]
Altice Financing S.A., October 2017 USD Term Loan, 1st Lien
4.972%, VAR LIBOR+2.750%, 01/31/26		4,186	4,157

Description	Face Amount (000)(1)	Value (000)
Altice Financing Term Loan B (2017)
4.490%, VAR LIBOR+2.750%, 07/15/25	2,141	$2,132
Atlantic Broadband Term Loan
3.952%, VAR LIBOR+2.375%, 01/03/25	2,302	2,309
Charter Communications Operating Llc Lien1
3.550%, 04/30/25	8,292	8,346
Charter Communications Operating, LLC, Term B-2 Loan, 1st Lien
3.550%, VAR LIBOR+1.750%, 02/01/27	2,993	3,009
CSC Holdings, LLC, March 2017 Refinancing Term Loan, 1st Lien
3.990%, VAR LIBOR+2.250%, 07/17/25	1,438	1,439
Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan, 1st Lien
5.682%, VAR LIBOR+3.750%, 11/27/23	1,550	1,551
Mediacom LLC, Term Loan N
3.330%, VAR LIBOR+1.750%, 02/15/24	1,112	1,114
Radiate Holdco, LLC, Closing Date Term Loan, 1st Lien
4.799%, VAR LIBOR+3.000%, 02/01/24	1,206	1,210
Telenet Financing Term Loan AN
3.990%, VAR LIBOR+2.250%, 08/15/26	3,200	3,215

CITY NATIONAL ROCHDALE FUNDS | PAGE 28

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
WideOpenWest Finance, LLC, Eighth Amendment Term B Loan, 1st Lien
5.030%, VAR LIBOR+3.250%, 08/18/23		2,479	$2,459
Ziggo Secured Finance Partnership, Term Loan E Facility, 1st Lien
4.240%, VAR LIBOR+2.500%, 04/15/25		7,800	7,821

Total Cable/Wireless Video			38,762

Chemical/Plastics [0.3%]
Akzo (Starfruit Finco) Euro Term Loan B
3.750%, VAR Euribor+3.750%, 10/01/25	EUR	1,000	1,128
Allnex (Luxembourg) & Cy S.C.A. (f/k/a AI Chem & Cy S.C.A.), Tranche B-1 Term Loan, 1st Lien
3.250%, VAR Euribor+3.250%, 06/02/23	EUR	2,435	2,693
Colouroz Investment 1 GMBH, Initial Term C Loan, 1st Lien
4.896%, VAR LIBOR+3.000%, 09/03/21		403	348
Colouroz Investment 2, LLC, Initial Term B-2 Loan, 1st Lien
4.936%, VAR LIBOR+3.000%, 09/03/21		2,439	2,103
INEOS Enterprises Term Loan B
0.000%, 07/29/26(G)	EUR	993	1,119
Novacap Facility B
3.500%, VAR Euribor+3.500%, 04/28/23	EUR	2,180	2,325

Description		Face Amount (000)(1)	Value (000)
Novacap Facility B3
3.500%, VAR Euribor+3.500%, 06/22/23	EUR	319	$340
Oxea Term Loan
3.750%, VAR Euribor+3.750%, 09/27/24	EUR	1,500	1,667
Solenis Holdings LLC, Initial Euro Term Loan, 1st Lien
4.750%, VAR Euribor+4.250%, 12/18/23	EUR	985	1,097

Total Chemical/Plastics			12,820

Chemicals [1.5%]
Adco Group Cov-Lite Lien1
0.000%, 10/09/26(G)	EUR	1,000	1,129
Ascend Performance Materials Operations LLC, Initial Term Loan, 1st Lien
7.354%, VAR LIBOR+5.250%, 08/14/26		429	432
ASP Chromaflo Intermediate Holdings Second Lien
9.702%, VAR LIBOR+8.000%, 11/18/24		54	52
ASP Chromaflo Intermediate Holdings Term Loan B-1
5.202%, VAR LIBOR+3.500%, 11/20/23		432	413
ASP Chromaflo Intermediate Holdings Term Loan B-2
5.202%, VAR LIBOR+3.500%, 11/20/23		562	537

CITY NATIONAL ROCHDALE FUNDS | PAGE 29

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Axalta Coating Systems Dutch Holding B B.V. (Axalta Coating Systems U.S. Holdings, Inc.), Term B-3 Dollar Loan, 1st Lien
3.695%, VAR LIBOR+1.750%, 06/01/24	2,683	$2,686
Consolidated Energy Limited Term Loan B
4.547%, VAR LIBOR+2.500%, 05/07/25	1,221	1,197
Cyanco Intermediate 2 Corp., Initial Term Loan, 1st Lien
5.202%, VAR LIBOR+3.500%, 03/07/25	298	298
Emerald Performance Materials, LLC Second Lien
9.452%, VAR LIBOR+7.750%, 08/01/22	1,655	1,614
Emerald Performance Materials, LLC, Initial Term Loan, 1st Lien
5.202%, VAR LIBOR+3.500%, 07/30/21	116	115
Ferro Corp, Term Loan B-1
4.354%, VAR LIBOR+2.250%, 02/14/24	2,962	2,955
Ferro Corp, Term Loan B-2
4.354%, VAR LIBOR+2.250%, 02/14/24	243	242
Ferro Corp, Term Loan B-3
4.354%, VAR LIBOR+2.250%, 02/14/24	238	238

Description	Face Amount (000)(1)	Value (000)
Gemini HDPE LLC Term Loan B
4.430%, VAR LIBOR+2.500%, 07/24/21	1,749	$1,751
HB Fuller Term Loan B
3.765%, VAR LIBOR+2.000%, 10/20/24	4,401	4,411
INEOS Enterprises Holdings US Finco LLC, Initial Tranche B Dollar Term Loan, 1st Lien
5.914%, VAR LIBOR+4.000%, 07/29/26	3,000	3,006
Ineos Group Holdings PLC Term Loan B
3.702%, VAR LIBOR+2.000%, 04/01/24	8,105	8,100
INEOS Styrolution Group GmbH Term Loan B (2024)
4.104%, VAR LIBOR+2.000%, 03/29/24	653	653
Kraton Polymers Term Loan B (2018)
4.202%, VAR LIBOR+2.500%, 03/08/25	1,927	1,921
Messer Industries Term Loan B
4.604%, 03/01/26	1,146	1,152
Minerals Technologies Inc. Term Loan B (2017)
4.390%, VAR LIBOR+2.250%, 02/14/24	2,086	2,089
Minerals Technologies Inc. Term Loan B-2 - Fixed TL
4.750%, VAR LIBOR+4.750%, 05/09/21	2,777	2,777

CITY NATIONAL ROCHDALE FUNDS | PAGE 30

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Momentive Performance Term Loan B
5.050%, 05/15/24	2,373	$2,356
Natgasoline LLC, Initial Term Loan, 1st Lien
5.438%, VAR LIBOR+3.500%, 10/31/25	248	248
New Arclin U.S. Holding Corp., Replacement Term Loan, 1st Lien
5.202%, VAR LIBOR+3.500%, 02/14/24	714	712
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
4.960%, VAR LIBOR+3.250%, 10/01/25	4,613	4,610
PQ Corporation Term Loan B
4.427%, VAR LIBOR+2.500%, 02/08/25	2,570	2,582
Trinseo Materials Operating S.C.A (fka Styron), 2018 Refinancing Term Loans
3.702%, VAR LIBOR+2.000%, 09/06/24	767	768
Tronox Finance LLC, Initial Dollar Term Loan, 1st Lien
4.695%, VAR LIBOR+2.750%, 09/23/24	4,633	4,639
Univar Solutions USA Inc., Term B-3 Loan, 1st Lien
3.952%, VAR LIBOR+2.250%, 07/01/24	2,341	2,350

Description		Face Amount (000)(1)	Value (000)
Univar Solutions USA Inc., Term B-5 Loan, 1st Lien
3.837%, VAR LIBOR+2.000%, 11/13/26		1,000	$1,004
Vantage Specialty Chemicals Second Lien
10.159%, VAR LIBOR+8.250%, 10/20/25		790	679
Vantage Specialty Chemicals Term Loan B
5.202%, VAR LIBOR+3.500%, 10/28/24		622	578
Venator Term Loan B
4.702%, VAR LIBOR+3.000%, 08/08/24		209	207

Total Chemicals			58,501

Communications [0.3%]
Deluxe Entertainment Services Group Inc.
0.000%, (G)		19	53
Merlin.Ent.Delay.1L.Usd.26 Lien1
0.000%, 10/16/26(G)		105	105
Shutterfly Institutional Lien 1
8.104%, 10/01/26		300	281
Springer Nature Deutschland Gmbh
3.750%, 08/14/24	EUR	1,904	2,143
Terrier Media Bu Lien1
6.148%, 12/17/26		2,000	2,019
Vodafone Ukraine 2020 Lien1
6.656%, 11/28/20		5,800	5,718

Total Communications			10,319

CITY NATIONAL ROCHDALE FUNDS | PAGE 31

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Computers & Electronics [0.0%]
ConvergeOne Holdings, Corp., Initial Term Loan
6.799%, VAR LIBOR+5.000%, 01/04/26		1,104	$1,052

Conglomerates [0.1%]
Socotec Term Loan (EUR)
3.500%, VAR Euribor+3.500%, 07/20/24	EUR	1,000	1,119
Socotec Term Loan (GBP)
5.008%, VAR LIBOR+4.250%, 07/20/24	GBP	1,000	1,315

Total Conglomerates			2,434

Consumer Durables [0.1%]
Ch Guenther Cov-Lite
0.000%, 03/31/25(G)	EUR	1,000	1,126
Justrite (Safety Products) Delay Draw
6.202%, 06/28/26		109	104
Justrite (Safety Products) Term Loan B
6.202%, 06/28/26		887	849

Total Consumer Durables			2,079

Consumer NonDurables [0.1%]
ABG Intermediate Holdings 2 LLC, Initial Term Loan, 1st Lien
5.202%, VAR LIBOR+3.500%, 09/27/24		2,362	2,367
Coty Inc., Term B USD Loan, 1st Lien
3.960%, VAR LIBOR+2.250%, 03/29/25		744	728

Description		Face Amount (000)(1)	Value (000)
Herbalife Nutrition Ltd., Term Loan B, 1st Lien
4.952%, VAR LIBOR+2.750%, 08/08/25		316	$317

Total Consumer NonDurables			3,412

Containers and glass products [0.2%]
Faerch Plast Term Loan B1
3.500%, VAR Euribor+3.250%, 07/24/24	EUR	2,500	2,755
IFCO Management GmbH, Facility B1, 1st Lien
3.750%, VAR Euribor+3.750%, 04/03/26	EUR	1,000	1,128
LABL, Inc., Initial Euro Term Loan, 1st Lien
5.000%, VAR Euribor+5.000%, 06/18/26	EUR	1,000	1,127
Weener Plastics Group Term Loan B
3.750%, VAR Euribor+3.750%, 06/20/25	EUR	1,500	1,695

Total Containers and glass products			6,705

Diversified Insurance [0.1%]
CEP II (2011) Term Loan B
4.250%, VAR Euribor+4.250%, 12/13/24	EUR	2,500	2,828

Diversified Media [1.0%]
Cineworld (Crown Finance) Incremental 2019 Term Loan
4.202%, 09/20/26		638	638

CITY NATIONAL ROCHDALE FUNDS | PAGE 32

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Clear Channel Outdoor Holdings, Inc., Term B Loan, 1st Lien
5.299%, VAR LIBOR+3.500%, 08/21/26	1,855	$1,864
Crown Finance US, Inc., Initial Dollar Tranche Term Loan, 1st Lien
4.049%, VAR LIBOR+2.250%, 02/28/25	3,963	3,957
Ew Scripps Cov-Lite
4.202%, 05/01/26	655	657
Formula One Management Limited, Facility B3 (USD), 1st Lien
4.299%, VAR LIBOR+2.500%, 02/01/24	2,980	2,990
Harland Clarke Holdings Term Loan B7
6.695%, VAR LIBOR+4.750%, 11/03/23	7,559	6,000
Lamar Media Corp Term Loan B
3.500%, VAR LIBOR+1.750%, 02/14/25	569	571
Lions Gate Entertainment Term Loan A (2018)
3.452%, 03/22/23	743	732
Lions Gate Entertainment Term Loan B (2018)
4.049%, VAR LIBOR+2.250%, 03/24/25	2,507	2,499
MediArena Acquisition (Endemol) First Lien Term Loan
7.835%, VAR LIBOR+5.750%, 08/11/21	4,796	4,806

Description		Face Amount (000)(1)	Value (000)
Meredith Corp Term Loan B - new
4.452%, VAR LIBOR+2.750%, 01/31/25		527	$529
Merrill Communications LLC Term Loan B (2019)
7.089%, 09/25/26(B)		460	464
MH Sub I, LLC (Micro Holding Corp.), Amendment No. 2 Initial Term Loan, 1st Lien
5.549%, VAR LIBOR+3.750%, 09/13/24		2,310	2,313
MH Sub I, LLC (Micro Holding Corp.), Amendment No. 2 Initial Term Loan, 2nd Lien
9.299%, VAR LIBOR+7.500%, 09/15/25		145	144
Nielsen Finance LLC Term Loan B-4
3.710%, VAR LIBOR+2.000%, 10/04/23		2,437	2,443
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien
4.550%, VAR LIBOR+2.750%, 05/18/25		6,200	6,163

Total Diversified Media			36,770

Drugs [0.4%]
Aenova Facility B (Aenova Holding)
5.000%, VAR Euribor+4.000%, 07/10/20	EUR	1,318	1,403

CITY NATIONAL ROCHDALE FUNDS | PAGE 33

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Aenova Facility B (Dragenopharm)
5.000%, VAR Euribor+4.000%, 09/29/20	EUR	316	$337
Aenova Facility B (SwissCaps Holding)
5.000%, VAR Euribor+4.000%, 09/29/20	EUR	192	205
Aenova Facility B (Temmler)
5.000%, VAR Euribor+4.000%, 09/29/20	EUR	174	185
AI Sirona (Luxembourg) Acquisition S.a r.l., Facility B (EUR), 1st Lien
4.000%, VAR Euribor+4.000%, 05/29/25	EUR	1,000	1,100
Cheplapharm Term Loan B3
4.000%, 07/14/25	EUR	2,500	2,822
Ethypharm Facility B1
5.551%, VAR LIBOR+4.750%, 07/21/23	GBP	1,000	1,305
Financiere Mendel, Facility B, 1st Lien
4.750%, VAR Euribor+4.750%, 03/27/26	EUR	1,000	1,129
HRA Term Loan
3.500%, VAR Euribor+3.500%, 07/31/24	EUR	2,000	2,182
Unilabs Term Loan B2
3.000%, VAR Euribor+2.750%, 04/19/24	EUR	2,500	2,798

Total Drugs			13,466

Description		Face Amount (000)(1)	Value (000)
Ecological services and equipment [0.1%]
Dummen Orange Term Loan B
3.500%, VAR Euribor+3.500%, 05/18/24	EUR	3,000	$2,097

Electronics/electric [0.2%]
Audiotonix Facility B2
6.087%, VAR LIBOR+4.500%, 03/22/24		1,223	1,214
Coherent Euro Term Loan
2.750%, VAR Euribor+2.000%, 08/01/23	EUR	1,084	1,229
Genesys (Greeneden) Tranche B-3 Euro Term Loan
3.500%, VAR Euribor+3.500%, 12/01/23	EUR	1,944	2,177
Industrial and Financial Systems, IFS AB Term Loan B
3.250%, VAR Euribor+3.500%, 07/25/24	EUR	2,000	2,248
Oberthur Technologies Facility B
3.750%, VAR Euribor+3.750%, 01/10/24	EUR	2,000	2,211

Total Electronics/electric			9,079

Energy [0.4%]
Apergy Corp, Term Loan B
4.313%, VAR LIBOR+2.500%, 04/18/25		642	642

CITY NATIONAL ROCHDALE FUNDS | PAGE 34

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)

APR Operating LLC, Initial Term Loan, 2nd Lien
9.522%, VAR LIBOR+7.000%, 05/17/24	735	$719
BlackBrush Oil & Gas, L.P. Term Loan
9.890%, VAR LIBOR+8.000%, 01/26/24	1,125	1,102
Caprock Midstream (BCP Raptor II) Term Loan B
6.452%, VAR LIBOR+4.750%, 10/22/25	333	307
Crestwood Holdings LLC, Term Loan, 1st Lien
9.270%, VAR LIBOR+7.500%, 02/28/23	1,629	1,512
Eagleclaw (BCP Raptor) Term Loan B
5.952%, VAR LIBOR+4.250%, 06/24/24	989	910
Frac Tech International Term Loan B - 2014
6.549%, VAR LIBOR+4.750%, 04/16/21	1,286	1,100
Invenergy Thermal Operating I LLC, Term Loan B
5.202%, VAR LIBOR+3.500%, 07/16/25	978	989
Keane Group Holdings, LLC, Term Loan
5.500%, VAR LIBOR+3.750%, 05/19/25	1,793	1,714
Lower Cadence Holdings LLC, Initial Term Loan, 1st Lien
5.702%, VAR LIBOR+4.000%, 05/08/26	1,035	1,021

Description		Face Amount (000)(1)	Value (000)
McDermott International, Inc., Term Loan, 1st Lien
6.945%, VAR LIBOR+5.000%, 05/12/25(D)		926	$539
NWR Holdings B.V., Super Senior Term Facility, 1st Lien
14.500%, VAR Euribor+16.500%, 12/31/49	EUR	337	—
Osum Production Corp. Extended Term Loan
11.604%, 07/31/22		495	450
Prairie ECI Acquiror LP, Term Loan, 1st Lien
6.854%, 03/11/26		1,800	1,783
Sheridan Production Partners Term Loan II-A
9.250%, VAR LIBOR+3.500%, 12/16/20		74	19
Sheridan Production Partners Term Loan II-M
9.250%, VAR LIBOR+3.500%, 12/16/20		28	7
Sheridan Production Partners Term Loan II-SIP
9.500%, VAR LIBOR+3.500%, 12/16/20		535	134
Stetson Midsteam (GIP) Term Loan B
5.995%, VAR LIBOR+4.250%, 07/23/25		243	226
Traverse Midstream Partners LLC, Advance, 1st Lien
5.800%, VAR LIBOR+4.000%, 09/27/24		385	346

CITY NATIONAL ROCHDALE FUNDS | PAGE 35

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
WaterBridge Midstream Operating LLC, Initial Term Loan, 1st Lien
7.834%, VAR LIBOR+5.750%, 06/18/26		798	$783
Woodford Express Term Loan B
6.702%, VAR LIBOR+5.000%, 01/27/25		698	605

Total Energy			14,908

Farming/agriculture [0.1%]
Sapec Agro Business Term Loan
4.750%, VAR Euribor+4.750%, 01/17/25	EUR	2,500	2,820

Finance (including structured products) [0.1%]
American Builders & Contractors Supply Co., Inc., Restatement Effective Date Term Loan, 1st Lien
3.702%, VAR LIBOR+2.000%, 01/15/27		1,721	1,728
LCPR Loan Financing LLC, Initial Term Loan, 1st Lien
6.740%, VAR LIBOR+5.000%, 10/22/26		2,010	2,033

Total Finance (including structured products)			3,761

Description		Face Amount (000)(1)	Value (000)
Financial Intermediaries [0.3%]
ION Trading Technologies S.a r.l., Initial Euro Term Loan (2018), 1st Lien
4.250%, VAR Euribor+3.250%, 11/21/24	EUR	2,565	$2,750
Nets Holdco 4 ApS, Facility B1E, 1st Lien
3.250%, VAR Euribor+3.250%, 11/29/24	EUR	1,323	1,477
Nets Holdco 4 ApS, Facility B2, 1st Lien
3.750%, VAR Euribor+3.750%, 02/06/25	EUR	1,000	1,126
Optimal Payments aka Paysafe Term Loan (EUR)
3.000%, VAR Euribor+3.250%, 12/02/24	EUR	2,000	2,251
Optimal Payments aka Paysafe Term Loan 2nd Lien
7.000%, VAR Euribor+7.000%, 11/15/22	EUR	1,000	1,115
TMF Group Holdco B.V. Term Loan B
3.250%, 05/05/25	EUR	2,000	1,910
Vistra Initial Euro Term Loan
3.250%, VAR Euribor+3.250%, 07/21/22	EUR	958	1,063

Total Financial Intermediaries			11,692

Financials [2.2%]
Altisource Term Loan B (2018)
6.104%, 03/29/24		638	605
Ameos Cov-Lite Lien1
0.000%, 06/14/24(G)	EUR	1,000	1,105

CITY NATIONAL ROCHDALE FUNDS | PAGE 36

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Amwins 5/16 Cov-Lite Lien 1
3.514%, 10/06/23	997	$1,000
Apollo Commercial Real Estate Term Loan B
4.490%, 05/07/26	1,214	1,217
Aretec Group, Inc. (fka RCS Capital Corporation), Initial Loan, 2nd Lien
10.036%, VAR LIBOR+8.250%, 08/14/26	505	497
Aretec Group, Inc. (fka RCS Capital Corporation), Initial Term Loan, 1st Lien
5.952%, VAR LIBOR+4.250%, 08/15/25	2,328	2,295
Asurion, LLC (fka Asurion Corporation) Replacement B-6 Term Loans
4.799%, VAR LIBOR+3.000%, 11/03/23	3,780	3,800
Asurion, LLC (fka Asurion Corporation), Amendment No. 14 Replacement B-4 Term Loan, 1st Lien
4.799%, VAR LIBOR+3.000%, 08/04/22	947	952
Asurion, LLC (fka Asurion Corporation), New B-7 Term Loan, 1st Lien
4.799%, VAR LIBOR+3.000%, 11/03/24	443	446

Description		Face Amount (000)(1)	Value (000)
Asurion, LLC (fka Asurion Corporation), Second Lien Replacement B-2 Term Loan, 2nd Lien
8.299%, VAR LIBOR+6.500%, 08/04/25		5,735	$5,801
Citadel Securities LP, Term Loan, 1st Lien
5.299%, VAR LIBOR+3.500%, 02/27/26		1,419	1,422
Ditech (Walter Investment) Term Loan B
12.000%, VAR LIBOR+6.000%, 06/30/22(D)		614	248
Dlg Acquisitions Limited
0.000%, 05/15/26(G)	EUR	1,000	1,128
Drw Lien 1
5.950%, 11/26/26		750	744
Dubai World, 1st Lien
4.250%, 09/30/22		5,799	5,436
5.250%, 09/30/22		13,135	12,281
Ellie Mae, Inc., Term Loan, 1st Lien
5.945%, 04/17/26		499	501
EVO Payments International, Term B Loan
4.950%, VAR LIBOR+3.250%, 12/22/23		441	443
First Eagle Holdings Term Loan B
4.695%, VAR LIBOR+2.750%, 12/02/24		545	547
Forest City Enterprises, L.P., Replacement Term Loan, 1st Lien
5.299%, VAR LIBOR+3.500%, 12/08/25		460	462

CITY NATIONAL ROCHDALE FUNDS | PAGE 37

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Fortress Investment, Term Loan B (2018)
3.702%, VAR LIBOR+2.000%, 12/27/22		2,662	$2,674
Franklin Square Holdings, L.P. Term Loan
4.250%, VAR LIBOR+2.500%, 07/25/25		479	481
Infinitas Learn Cov-Lite Lien1
0.220%, 05/03/24(H)	EUR	2,938	3,266
Invitation Homes Operating Partnership LP Initial Term Loan
3.408%, VAR LIBOR+1.700%, 02/06/22		2,700	2,651
iStar Financial Inc. Term Loan B
4.514%, VAR LIBOR+2.750%, 07/01/20		2,543	2,556
Jane Street Group, LLC, Dollar Term Loan (2018), 1st Lien
4.799%, VAR LIBOR+3.000%, 08/25/22		2,360	2,354
Japan Paris Club, Term Loan, 1st Lien
0.000%, 01/10/28(G)	JPY	283,333	1,930
Kestra Financial Term Loan B
6.360%, 04/29/26		474	472
Level 3 Financing, Inc. 3/1/2027 Lien1
3.549%, 03/01/27		6,499	6,520
Marriott Ownership Resorts/Marriott Vaca
3.452%, 08/29/25		780	784

Description	Face Amount (000)(1)	Value (000)
Mitchell International, Inc. Second Lien
9.049%, VAR LIBOR+7.250%, 11/20/25	127	$121
Mitchell International, Inc. Term Loan
5.049%, VAR LIBOR+3.250%, 11/29/24	934	925
Navistar, Inc., Tranche B Term Loan, 1st Lien
5.240%, VAR LIBOR+3.500%, 11/06/24	820	817
Nexus Buyer LLC, Term Loan, 1st Lien
5.460%, VAR LIBOR+3.750%, 10/30/26	2,000	2,012
Refinitiv US Holdings Inc., Initial Dollar Term Loan, 1st Lien
5.049%, VAR LIBOR+3.250%, 10/01/25	7,430	7,493
Russell Investments Term Loan B
4.952%, VAR LIBOR+3.250%, 05/10/23	2,314	2,314
Starwood Property Mortgage, L.L.C., Initial Term Loan, 1st Lien
4.202%, VAR LIBOR+2.500%, 07/10/26	698	702
VFH Parent LLC, Initial Term Loan, 1st Lien
5.197%, VAR LIBOR+3.500%, 03/01/26	2,490	2,497

CITY NATIONAL ROCHDALE FUNDS | PAGE 38

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Victory Capital Management Term Loan B (2019)
5.349%, 06/10/26		1,212	$1,219

Total Financials			82,718

Food and Drug [0.0%]
United Natural Foods Term Loan B
6.049%, VAR LIBOR+4.250%, 10/18/25		1,009	861

Food products [0.1%]
Areas Term Loan B
4.750%, 06/07/26	EUR	3,000	3,377
Best Food of Nature HoldCo III, Facility B, 1st Lien
4.000%, VAR Euribor+4.000%, 07/31/26	EUR	1,000	1,125

Total Food products			4,502

Food service [0.1%]
Solina Term Loan B
3.750%, VAR Euribor+3.750%, 12/16/22	EUR	2,000	2,230
WSH Term Loan
5.709%, 02/27/26	GBP	1,000	1,332
WSH Term Loan 2nd Lien
9.459%, 03/01/27	GBP	1,000	1,311

Total Food service			4,873

Food/drug retailers [0.1%]
ZF Bidco, Senior Facility B, 1st Lien
4.000%, VAR Euribor+3.750%, 04/21/24	EUR	2,000	2,254

Description	Face Amount (000)(1)	Value (000)
Food/Tobacco [0.2%]
CHG PPC Parent (CH Guenther) Term Loan B
4.452%, VAR LIBOR+2.750%, 03/21/25	522	$523
JBS USA LLC Term Loan B (2019)
3.702%, 05/01/26	2,834	2,850
K-Mac Holdings Corp., Initial Term Loan, 2nd Lien
8.452%, VAR LIBOR+6.750%, 03/09/26	148	142
NPC International, Inc. Second Lien
9.427%, VAR LIBOR+7.500%, 03/28/25	115	12
Panera Bread Term Loan A
3.500%, VAR LIBOR+1.750%, 07/18/22	3,417	3,325
US Foods Inc. Term Loan B
3.549%, VAR LIBOR+2.000%, 06/27/23	218	218

Total Food/Tobacco		7,070

Food-Catering [0.0%]
Aramark Services B4 Cov-LiteLien1
0.000%, 01/27/27(G)	1,000	1,005

Forest Prod/Containers [0.3%]
Berry Global, Inc. (fka Berry Plastics Corporation), Term U Loan, 1st Lien
4.215%, VAR LIBOR+2.500%, 07/01/26	2,985	2,990

CITY NATIONAL ROCHDALE FUNDS | PAGE 39

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
BWay Holding Company , Initial Term Loan, 1st Lien
5.234%, VAR LIBOR+3.250%, 04/03/24		1,171	$1,166
PHM Netherlands Midco B.V., Initial Term Loan, 1st Lien
6.409%, VAR LIBOR+4.500%, 07/29/26		1,200	1,190
Pregis TopCo LLC, Initial Term Loan, 1st Lien
5.799%, VAR LIBOR+4.000%, 07/31/26		2,000	1,999
Reynolds Group Holdings Inc., Incremental U.S. Term Loan, 1st Lien
4.549%, VAR LIBOR+2.750%, 02/05/23		2,816	2,823

Total Forest Prod/Containers			10,168

Gaming/Leisure [1.1%]
Aristocrat Leisure Limited, Term B-3 Loan, 1st Lien
3.716%, VAR LIBOR+1.750%, 10/19/24		2,036	2,043
Awaze Incremental Lien1
0.000%, 05/09/25(G)	EUR	1,000	1,121
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC), Term B Loan, 1st Lien
4.549%, VAR LIBOR+2.750%, 12/23/24		4,116	4,120
CEOC, LLC, Term B Loan, 1st Lien
3.799%, VAR LIBOR+2.000%, 10/07/24		2,050	2,060

Description	Face Amount (000)(1)	Value (000)
CityCenter Holdings, LLC , Term B Loan, 1st Lien
4.049%, VAR LIBOR+2.250%, 04/18/24	1,080	$1,083
Eldorado Resorts, Inc., Term Loan, 1st Lien
4.000%, VAR LIBOR+2.250%, 03/15/24	530	530
ESH Hospitality, Inc. Term Loan B (2019)
3.702%, 06/12/26	553	557
Four Seasons Holdings Inc. Term Loan (12/13)
3.799%, VAR LIBOR+2.000%, 11/30/23	1,228	1,236
Gateway Casinos & Entertainment Term Loan B (2018)
5.104%, VAR LIBOR+3.000%, 12/01/23	200	199
Global Cash Access Term Loan B (2017)
4.702%, VAR LIBOR+3.000%, 05/09/24	1,657	1,662
GLP Capital LP (Gaming & Leisure) Incremental Tranche A-1
3.191%, VAR LIBOR+1.500%, 04/29/21	2,498	2,492
Golden Entertainment Inc. Term Loan B
4.700%, VAR LIBOR+3.000%, 08/15/24	449	450
GVC Holdings Term Loan B-2
4.446%, VAR LIBOR+2.500%, 03/15/24	2,379	2,390

CITY NATIONAL ROCHDALE FUNDS | PAGE 40

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Hilton Worldwide Finance, LLC. Refinance Series B-2 TL
3.542%, 06/22/26	5,712	$5,748
NASCAR Holdings, LLC, Initial Term Loan, 1st Lien
4.495%, VAR LIBOR+2.750%, 07/27/26	1,891	1,911
PCI Gaming Authority, Term B Facility Loan, 1st Lien
4.299%, VAR LIBOR+2.500%, 05/29/26	724	728
Penn National Gaming, Inc., Term B-1 Facility Loan, 1st Lien
3.952%, VAR LIBOR+2.250%, 08/14/25	3,373	3,384
Playa Resorts Holding Term Loan B (2017)
4.450%, VAR LIBOR+2.750%, 04/05/24	1,484	1,478
Playcore, Term Loan B
6.203%, VAR LIBOR+3.750%, 09/18/24	299	297
Scientific Games International, Inc., Initial Term B-5 Loan, 1st Lien
4.452%, VAR LIBOR+2.750%, 08/14/24	1,669	1,672
Stars Group Holdings B.V., USD Term Loan, 1st Lien
5.445%, VAR LIBOR+3.500%, 07/10/25	1,051	1,060

Description		Face Amount (000)(1)	Value (000)
Station Casinos Term Loan B
4.300%, VAR LIBOR+2.500%, 06/08/23		788	$791
UFC Holdings, LLC, Term Loan, 1st Lien
5.050%, VAR LIBOR+3.250%, 04/29/26		963	969
VICI Properties 1 LLC, Term B Loan, 1st Lien
3.785%, VAR LIBOR+2.000%, 12/20/24		4,807	4,827

Total Gaming/Leisure			42,808

Healthcare [2.0%]
Acadia Healthcare Co Inc Tranche B-4 Term Loan
4.202%, 02/16/23		2,325	2,328
Acadia Healthcare Company, Inc., Tranche B-3 Term Loan, 1st Lien
4.202%, VAR LIBOR+2.500%, 02/11/22		977	979
Agiliti Health Delayed Draw Term Loan B
4.750%, 01/04/26		214	215
Alloheim Term Loan B
3.500%, VAR Euribor+3.500%, 02/26/25	EUR	1,500	1,622
Amneal Pharmaceuticals LLC, Initial Term Loan, 1st Lien
5.313%, VAR LIBOR+3.500%, 05/04/25		967	866
Ardent Health Partners (AHP), Term Loan B
6.202%, VAR LIBOR+4.500%, 06/16/25		798	803

CITY NATIONAL ROCHDALE FUNDS | PAGE 41

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Auris Luxembourg III S.a r.l., Facility B1A, 1st Lien
4.000%, VAR Euribor+4.000%, 07/24/25	EUR	3,000	$3,381
Bausch Health Companies Inc., Initial Term Loan, 1st Lien
4.740%, VAR LIBOR+3.000%, 06/02/25		869	873
Busy Bees Facility B
5.463%, VAR LIBOR+4.750%, 04/29/22	GBP	3,000	3,915
Cerba Facility B
3.000%, VAR Euribor+3.000%, 03/21/24	EUR	1,000	1,121
Cerba Term Loan B
3.500%, VAR Euribor+3.500%, 04/22/24	EUR	1,000	1,127
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
4.299%, VAR LIBOR+2.500%, 03/01/24		2,938	2,946
Cube Healthcare Europe Bidco, Facility B, 1st Lien
0.000%, VAR Euribor+3.500%, 09/19/26(G)	EUR	1,000	1,118
Curaeos (former Tandvitaal) Term Loan B
4.000%, VAR Euribor+4.000%, 05/23/25	EUR	1,000	808
DomusVi Term Loan B
3.000%, VAR Euribor+3.250%, 10/11/24	EUR	2,000	2,253

Description		Face Amount (000)(1)	Value (000)
Elivie Term Loan B
4.000%, VAR Euribor+4.000%, 10/16/25	EUR	1,000	$1,127
Elsan SAS (fka Vedici Investissements), Facility B3, 1st Lien
3.500%, VAR Euribor+3.500%, 10/31/24	EUR	2,000	2,262
Endo Luxembourg Finance Company I S.a r.l., Initial Term Loan, 1st Lien
6.000%, VAR LIBOR+4.250%, 04/29/24		1,689	1,613
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
5.549%, VAR LIBOR+3.750%, 10/10/25		734	624
Explorer Holdings, Inc., Initial Term Loan, 1st Lien
5.599%, VAR LIBOR+3.750%, 05/02/23		579	583
Financiere Colisee, Facility B, 1st Lien
4.000%, VAR Euribor+3.500%, 03/27/26	EUR	1,000	1,126
Gentiva Health Services, Inc., Closing Date Initial Term Loan, 1st Lien
5.563%, VAR LIBOR+3.750%, 07/02/25		1,301	1,307
Gesundheits GmbH Term Loan
4.000%, 07/30/26	EUR	2,000	2,252
Hca B13 Lien 1
3.452%, 03/17/26		2,702	2,715

CITY NATIONAL ROCHDALE FUNDS | PAGE 42

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Indivior Finance S.Ã r.l. Term Loan
6.430%, VAR LIBOR+4.500%, 12/19/22(B)	1,490	$1,368
Kindred Healthcare Inc., Term B Loan
6.750%, VAR LIBOR+5.000%, 06/23/25	859	863
Lannett Company, Inc Term Loan A
6.702%, VAR LIBOR+4.750%, 11/25/20	769	760
LifePoint Health, Inc. (Regional Care) Term B Loan
6.202%, 11/16/25	1,492	1,503
Owens & Minor Distribution, Term Loan B
6.191%, 05/02/25	839	744
Quintiles IMS Incorporated (IQVIA) Term Loan B-1
4.104%, VAR LIBOR+2.000%, 03/07/24	175	176
Quintiles IMS Incorporated (IQVIA) Term Loan B-2
3.695%, VAR LIBOR+2.000%, 01/17/25	864	868
Quintiles IMS Incorporated (IQVIA), Term Loan B-3
3.854%, VAR LIBOR+1.750%, 06/09/25	1,448	1,454
Royalty Pharma (aka RPI) Term Loan B-6
3.799%, VAR LIBOR+2.000%, 03/27/23	6,031	6,077

Description		Face Amount (000)(1)	Value (000)
Royalty Pharma (aka RPI), Term A-4 Loan
3.202%, VAR LIBOR+1.500%, 05/04/22		190	$190
Select Medical Corporation, Tranche B Term Loan, 1st Lien
4.580%, VAR LIBOR+2.500%, 03/06/25		2,996	3,000
Stada Facility B1 (EUR)
3.500%, VAR Euribor+3.500%, 09/20/24	EUR	1,014	1,138
Stada Facility B2 (EUR)
3.500%, VAR Euribor+3.500%, 08/21/24	EUR	588	659
Stada Facility C (EUR)
3.500%, VAR Euribor+3.500%, 08/21/24	EUR	1,898	2,130
Stada Facility C (GBP)
5.264%, VAR LIBOR+4.500%, 08/21/24	GBP	1,000	1,326
Sunrise Medical Term Loan B
3.250%, VAR Euribor+3.500%, 04/16/25	EUR	2,437	2,744
Syneos Health Inc Term Loan A-2
3.202%, 03/25/24		5,000	4,949
Syneos Health Inc, Term Loan B (2018)
3.799%, VAR LIBOR+2.000%, 08/01/24		739	743
Synlab Term Loan B
3.750%, 06/19/26	EUR	1,000	1,125

CITY NATIONAL ROCHDALE FUNDS | PAGE 43

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Team Health Holdings, Inc., Initial Term Loan, 1st Lien
4.549%, VAR LIBOR+2.750%, 02/06/24		953	$769
Thg Ops Holding Ltd Lien1
0.000%, 12/10/26(G)	EUR	2,000	2,215
Universal Health Services, Inc. Term Loan B
3.452%, VAR LIBOR+1.750%, 10/24/25		351	354
Vizient Cov-Lite Lien 1
3.299%, 05/06/24		2,981	2,974

Total Healthcare			76,093

Healthcare, Education and Childcare [0.2%]
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
3.740%, VAR LIBOR+2.000%, 11/08/27		4,000	4,031
HCA Inc., Tranche B-12 Term Loan, 1st Lien
3.549%, VAR LIBOR+1.750%, 03/13/25		2,300	2,311
Inspired Finco Holdings Limited
0.000%, 05/28/26(G)	EUR	1,000	1,129

Total Healthcare, Education and Childcare			7,471

Description	Face Amount (000)(1)	Value (000)
Hotels, Motels, Inns and Gaming [0.1%]
MGM Growth Properties Operating Partnership LP, Term B Loan, 1st Lien
3.799%, VAR LIBOR+2.000%, 03/21/25	2,890	$2,899
Playtika Holding Corp., Term B Loan, 1st Lien
7.799%, VAR LIBOR+6.000%, 12/03/24	500	505

Total Hotels, Motels, Inns and Gaming		3,404

Housing [0.6%]
Advanced Drainage Systems, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR+2.250%, 07/31/26	929	935
Beacon Roofing Supply, Inc. Term Loan B
4.049%, 01/02/25	749	752
Canam Construction Inc. (Canam Steel Corporation), Closing Date Term Loan, 1st Lien
6.702%, VAR LIBOR+5.000%, 06/29/24	826	822
Capital Automotive L.P., Initial Tranche B-2 Term Loan, 1st Lien
4.210%, VAR LIBOR+2.500%, 03/21/24	1,918	1,922
Capital Automotive LP Second Lien (2017)
7.710%, VAR LIBOR+6.000%, 03/21/25	3,811	3,817

CITY NATIONAL ROCHDALE FUNDS | PAGE 44

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
DTZ US Borrower LLC Term Loan B (2018)
4.952%, VAR LIBOR+3.250%, 08/15/25		2,204	$2,204
Frontdoor Inc Term Loan B
4.250%, VAR LIBOR+2.500%, 08/14/25		247	249
GGP (Brookfield Residential Property) Term Loan A2
3.950%, 08/28/23		1,700	1,691
GGP (Brookfield Residential Property) Term Loan B
4.299%, VAR LIBOR+2.500%, 08/27/25		5,461	5,421
Mannington Mills, Inc., Initial Loan, 1st Lien
5.837%, VAR LIBOR+4.000%, 07/24/26		1,796	1,798
Realogy Corporation Term Loan A
3.958%, VAR LIBOR+2.250%, 02/08/23		717	704
Summit Materials LLC Term Loan B (2017)
3.702%, VAR LIBOR+2.000%, 11/21/24		3,823	3,839

Total Housing			24,154

Industrial equipment [0.0%]
Distributed Power Term Loan B
3.000%, VAR Euribor+3.500%, 10/03/25	EUR	1,500	1,642

Description		Face Amount (000)(1)	Value (000)
Industrials [0.1%]
Axel Springer Se Lien1
0.000%, 10/30/26(G)	EUR	1,500	$1,680
Clark Equipment Company
3.854%, 05/18/24		824	826
Genesee & Wyoming Inc. Lien1
3.906%, 11/06/26		905	913

Total Industrials			3,419

Information Technology [1.6%]
Applied Systems Inc. Term Loan
5.195%, VAR LIBOR+3.000%, 09/19/24		462	464
Avaya Inc., Tranche B Term Loan, 1st Lien
5.990%, VAR LIBOR+4.250%, 12/15/24		2,997	2,935
Barracuda Networks, Inc., 2019 Incremental Term Loan, 1st Lien
5.160%, VAR LIBOR+3.250%, 02/12/25		409	411
Brave Parent Holdings, Inc., Initial Term Loan, 1st Lien
5.927%, VAR LIBOR+4.000%, 04/18/25		137	133
Cerence Inc., Term B Loan, 1st Lien
7.691%, VAR LIBOR+6.000%, 09/30/24		600	569
Ciena Corporations Term Loan B (2018)
5.750%, VAR LIBOR+2.000%, 09/19/25		351	352

CITY NATIONAL ROCHDALE FUNDS | PAGE 45

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Datto, Inc., Term Loan, 1st Lien
5.952%, VAR LIBOR+4.250%, 03/27/26		279	$280
Dell International L.L.C. (EMC Corporation), Refinancing Term B-1 Loan, 1st Lien
3.800%, VAR LIBOR+2.000%, 09/12/25		10,190	10,252
Dynatrace Intermediate Term Loan B
4.452%, VAR LIBOR+3.250%, 08/08/25		351	353
EIG Investors Corp (Endurance) Term Loan B (2018)
5.669%, VAR LIBOR+3.750%, 02/09/23		2,899	2,860
Ensono, Term Loan B
6.952%, VAR LIBOR+5.250%, 04/30/25		438	438
Gigamon Term Loan B
5.918%, VAR LIBOR+4.250%, 12/19/24		627	619
GLOBALFOUNDRIES Inc., Initial Dollar Term Loan, 1st Lien
5.875%, VAR LIBOR+4.750%, 05/22/26		2,987	2,887
Internap Corporation, Initial Term Loan, 1st Lien
8.790%, VAR LIBOR+6.250%, 04/06/22		558	343
Ion Corporate Lien1
4.250%, 10/02/25	EUR	1,000	1,114

Description	Face Amount (000)(1)	Value (000)
Iron Mountain Term Loan B
3.549%, VAR LIBOR+1.750%, 01/02/26	752	$749
Kofax (Project Leopard Holdings) 2019 Incremental Term Loan - new
6.450%, 07/07/23	1,064	1,070
Leidos (Abacus Innovations Corp) Term Loan B
3.500%, VAR LIBOR+1.750%, 06/09/23	939	944
MA Financeco., LLC, Tranche B-3 Term Loan, 1st Lien
4.299%, VAR LIBOR+2.500%, 06/21/24	203	203
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
7.910%, VAR LIBOR+6.000%, 05/08/25	808	800
MaxLinear Term Loan B
4.240%, VAR LIBOR+2.500%, 04/12/24	205	205
McAfee Second Lien
10.202%, 09/29/25	955	958
McAfee Term B USD Loans
5.555%, VAR LIBOR+3.750%, 09/30/24	2,418	2,427
Micro Focus Term Loan B-2
4.049%, VAR LIBOR+2.250%, 11/19/21	581	584

CITY NATIONAL ROCHDALE FUNDS | PAGE 46

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Microchip Technology Incorporated, Initial Term Loan, 1st Lien
3.800%, VAR LIBOR+2.000%, 05/23/25		3,793	$3,812
Misys Limited
0.000%, 06/13/24(G)	EUR	1,995	2,240
Mks Instruments B6
3.452%, 02/26/26		230	231
On Semiconductor Corp Term Loan B-4
3.702%, 09/16/26		429	432
Perforce Software, Inc., Term Loan, 1st Lien
6.299%, VAR LIBOR+4.500%, 07/01/26		2,145	2,143
Premiere Global Services
8.404%, 06/08/23		247	146
Rackspace Hosting, Inc., Term B Loan, 1st Lien
4.902%, VAR LIBOR+3.000%, 11/03/23		1,151	1,115
Salient CRGT Inc., Initial Term Loan, 1st Lien
8.202%, VAR LIBOR+6.500%, 02/25/22		1,487	1,397
SCS Holdings I Inc. (Sirius Computer Solutions, Inc.), Initial Term Loan, 1st Lien
6.354%, VAR LIBOR+4.250%, 05/22/26		1,095	1,099
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
4.299%, VAR LIBOR+2.500%, 06/21/24		1,370	1,371

Description	Face Amount (000)(1)	Value (000)
SolarWinds Holdings, Inc., 2018 Refinancing Term Loan, 1st Lien
4.452%, VAR LIBOR+2.750%, 02/05/24	909	$915
SS&C Technologies Holdings, Inc., Term B-3 Loan, 1st Lien
4.049%, VAR LIBOR+2.250%, 04/16/25	550	553
SS&C Technologies Holdings, Inc., Term B-4 Loan, 1st Lien
4.049%, VAR LIBOR+2.250%, 04/16/25	381	383
SS&C Technologies Holdings, Inc., Term B-5 Loan, 1st Lien
3.952%, VAR LIBOR+2.250%, 04/16/25	2,875	2,892
Syncsort Incremental Cov-LiteLien 1
0.979%, 08/16/24(H)	1,050	995
Tibco Software Term Loan B (2019)
5.710%, 06/30/26	748	751
TierPoint Term Loan B
5.452%, VAR LIBOR+3.750%, 04/26/24	524	509
TTM Technologies Term Loan B (2017)
4.191%, VAR LIBOR+2.500%, 09/28/24	500	502
Ultimate Software Group Inc., The, Initial Term Loan, 1st Lien
5.549%, VAR LIBOR+3.750%, 05/04/26	1,102	1,109

CITY NATIONAL ROCHDALE FUNDS | PAGE 47

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Vertiv Group Corporation (fka Cortes NP Acquisition Corporation), Term B Loan, 1st Lien
5.927%, VAR LIBOR+4.000%, 11/30/23	1,789	$1,783
Western Digital Corporation Term Loan A-1
3.202%, VAR LIBOR+1.500%, 04/29/23	2,574	2,575
Western Digital Corporation, Term Loan B-4
3.452%, VAR LIBOR+1.750%, 04/29/23	630	633

Total Information Technology		59,536

Insurance [0.1%]
USI, Inc., 2017 New Term Loan, 1st Lien
4.945%, VAR LIBOR+3.000%, 05/16/24	1,000	999
USI, Inc., 2019 New Term Loan, 1st Lien
5.945%, VAR LIBOR+4.000%, 12/02/26	1,000	1,005

Total Insurance		2,004

Land Transportation [0.0%]
Savage Enterprises, LLC, Initial Loan, 1st Lien
5.740%, VAR LIBOR+4.000%, 07/02/25	824	833

Description		Face Amount (000)(1)	Value (000)
Transplace Holdings. Inc. Term Loan B
5.452%, VAR LIBOR+3.750%, 09/29/24		588	$586

Total Land Transportation			1,419

Leisure goods/activities/movies [0.5%]
Car Trawler Facility B
4.500%, 04/30/21	EUR	2,247	2,218
Casper Bidco SAS, Facility B1A, 1st Lien
4.750%, VAR Euribor+4.750%, 07/10/26	EUR	1,000	1,133
Dorna Sports, S.L., B2€ Term Loan Facility, 1st Lien
2.750%, VAR Euribor+2.750%, 04/12/24	EUR	1,801	2,016
GVC Term Loan B
0.000%, 03/29/24(G)	EUR	1,000	1,127
Piolin II S.a.r.l., Facility B, 1st Lien
3.750%, VAR Euribor+3.750%, 09/27/26	EUR	2,000	2,253
Premier Lotteries Cov-Lite Term Loan B
3.500%, VAR Euribor+3.500%, 06/26/24	EUR	2,449	2,728
Stiga Facility B
4.250%, 08/30/24	EUR	3,084	3,394
Tipico Term B Loan
3.750%, VAR Euribor+3.500%, 08/08/22	EUR	2,000	2,247
Vue Facility B2
0.000%, 06/19/26(G)	EUR	229	258

CITY NATIONAL ROCHDALE FUNDS | PAGE 48

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Vue International Bidco plc (fka Vougeot Bidco p.l.c.), Facility B1, 1st Lien
4.750%, VAR Euribor+4.750%, 06/19/26	EUR	1,271	$1,436

Total Leisure goods/activities/movies			18,810

Leisure, Amusement, Motion Pictures, Entertainment [0.0%]
Motion Acquisition Limited, Facility B1 (USD), 1st Lien
0.000%, VAR LIBOR+3.250%, 10/16/26(G)		795	804

Lodgings and casinos [0.1%]
HNVR Holdco Limited, Facility B, 1st Lien
4.250%, VAR Euribor+4.250%, 05/31/23	EUR	1,985	2,174
The Stars Group (fka Amaya) Euro Term Loan
3.750%, VAR Euribor+3.750%, 07/10/25	EUR	2,000	2,260
Vacalians Term Loan B
4.000%, VAR Euribor+4.000%, 10/30/25	EUR	1,000	1,091

Total Lodgings and casinos			5,525

Machinery [0.1%]
Graftech International Ltd., Initial Term Loan, 1st Lien
5.202%, VAR LIBOR+3.500%, 02/12/25		2,737	2,727

Description	Face Amount (000)(1)	Value (000)
Manufacturing [0.2%]
Brand Energy & Infrastructure Services, Inc. (fka FR Brand Acquisition Corp), Initial Term Loan, 1st Lien
6.293%, VAR LIBOR+4.250%, 06/21/24	430	$429
CPM Holdings, Inc., Initial Term Loan
5.452%, VAR LIBOR+3.750%, 10/24/25	989	977
Dynacast International LLC Term Loan B-1
5.195%, VAR LIBOR+3.250%, 01/28/22	437	424
Gates Global LLC, Initial B-2 Dollar Term Loan, 1st Lien
4.549%, VAR LIBOR+2.750%, 04/01/24	1,486	1,486
Harsco Corp Term Loan B-2
4.000%, 12/06/24	122	123
Lumileds (Bright Bidco) Term Loan B (2018)
5.445%, VAR LIBOR+3.500%, 06/30/24	1,237	722
Ravago Holdings America, Inc. Term Loan B (2016)
4.460%, VAR LIBOR+2.750%, 06/30/23	307	308
Tecostar Holdings, Inc., 2017 Term Loan, 1st Lien
4.995%, VAR LIBOR+3.250%, 05/01/24	1,018	1,019

CITY NATIONAL ROCHDALE FUNDS | PAGE 49

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Vermaat Lien1
0.000%, 12/04/26(G)	EUR	1,000	$1,118

Total Manufacturing			6,606

Materials [0.1%]
Berry Plastics Cov-Lite
3.715%, 01/19/24		138	138
Berry Plastics Lien1
3.715%, 10/01/22		335	336
Univar Incremental Cov-Lite Lien 1
0.000%, 07/01/24(G)		500	502
Xella Cov-Lite
0.000%, 10/12/26(G)	EUR	2,889	3,191

Total Materials			4,167

Media [0.0%]
MCC Iowa LLC, Tranche M Term Loan, 1st Lien
3.580%, VAR LIBOR+2.000%, 01/15/25		306	307

Metals/Minerals [0.2%]
American Rock Salt Company, Term Loan B (2018)
5.452%, VAR LIBOR+3.750%, 03/21/25		385	387
AMG Advanced Metallurgical Group Term Loan B
4.702%, VAR LIBOR+3.000%, 01/30/25		698	685
Atkore International, Inc. Term Loan (2016)
4.860%, VAR LIBOR+2.750%, 12/22/23		1,935	1,941

Description	Face Amount (000)(1)	Value (000)
Big River Steel LLC, Closing Date Term Loan, 1st Lien
6.945%, VAR LIBOR+5.000%, 08/23/23	802	$800
Consol Energy Inc. Term Loan B
6.210%, VAR LIBOR+6.000%, 10/31/22	777	685
Covia Holdings (Fairmount), Term Loan B
6.043%, VAR LIBOR+4.000%, 04/09/25	1,111	851
TMS International Term Loan B (2018)
4.452%, VAR LIBOR+2.750%, 08/14/24	389	386
US Silica Term Loan B (2018)
5.750%, VAR LIBOR+4.000%, 05/01/25	1,724	1,519
Zekelman Industries (fka JMC Steel) Term Loan B
4.035%, VAR LIBOR+2.250%, 06/14/21	635	636

Total Metals/Minerals		7,890

Mining [0.1%]
Samarco Mineracao, 1st Lien
5.192%, 11/01/22	5,000	3,200

CITY NATIONAL ROCHDALE FUNDS | PAGE 50

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Mining, Steel, Iron and Nonprecious Metals [0.1%]
Diaverum Holding S.a.r.l. (fka Velox Bidco S.a.r.l.), Facility B
3.250%, VAR Euribor+3.250%, 05/24/24	EUR	1,500	$1,671
Diaverum Holding S.a.r.l. (fka Velox Bidco S.a.r.l.), Second Lien Facility
8.000%, VAR Euribor+8.000%, 05/24/24	EUR	1,500	1,683

Total Mining, Steel, Iron and Nonprecious Metals			3,354

Printing, Publishing and Broadcasting [0.0%]
Cambium Learning Group, Inc., Initial Term Loan, 1st Lien
6.299%, VAR LIBOR+4.500%, 12/18/25		500	482

Publishing [0.0%]
Cambium Learning Group Initial Term Loan 2nd Lien
10.286%, 12/18/26		1,000	960

Refining [0.1%]
Cd&R Firefly Bidco Ltd Lien1
0.000%, 06/23/25(G)	EUR	500	563
Karpower, Term Loan
10.380%, 11/16/23		3,900	3,910

Total Refining			4,473

Description	Face Amount (000)(1)	Value (000)
Retail [0.2%]
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-4 Loan, 1st Lien
3.549%, VAR LIBOR+1.750%, 11/14/26	2,980	$2,983
Ascena Retail Group, Inc. (Anntaylor Retail, Inc.), Tranche B Term Loan, 1st Lien
6.250%, VAR LIBOR+4.500%, 08/21/22	326	219
Bass Pro Group, LLC, Initial Term Loan, 1st Lien
6.799%, VAR LIBOR+5.000%, 09/25/24	893	890
CWGS Group, LLC, Term Loan, 1st Lien
4.444%, VAR LIBOR+2.750%, 11/08/23	840	793
J.C. Penney Corporation, Inc. , Loan (2016), 1st Lien
6.159%, VAR LIBOR+4.250%, 06/23/23	993	873
Toys R Us Property (Hill Street) Initial Term Loan
8.750%, 03/22/22	478	475
Toys R Us Property (Hill Street) Mezzanine Term Loan
12.500%, 03/19/22	365	367

CITY NATIONAL ROCHDALE FUNDS | PAGE 51

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Toys 'R' Us Property Company I, LLC, Term Loan
0.000%, 03/20/22(G)		8	$227

Total Retail			6,827

Retailers (other than food/drug) [0.4%]
Action Holdings B.V. Term Loan
3.250%, VAR Euribor+3.250%, 03/07/25	EUR	1,000	1,117
AS Adventure Additional Facility (GBP)
6.576%, VAR LIBOR+5.250%, 04/12/22	GBP	1,000	1,166
AS Adventure Facility B
5.000%, VAR Euribor+5.000%, 04/01/22	EUR	2,000	2,019
Belk, Inc., 2019 Term Loan, 1st Lien
8.803%, VAR LIBOR+6.750%, 07/31/25		835	578
Breitling (Orbiter International Sarl) (EUR) Term Loan B
3.250%, VAR Euribor+3.500%, 07/11/24	EUR	1,000	1,121
Euro Garage Limited (EG Group) (GBP) Term Loan B
5.508%, VAR LIBOR+4.750%, 02/07/25	GBP	1,970	2,562
Peer Holding Iii B.V
0.000%, 11/27/26(G)	EUR	2,000	2,245

Description		Face Amount (000)(1)	Value (000)
Servicemaster Company, LLC, The, Tranche D Term Loan, 1st Lien
3.563%, VAR LIBOR+1.750%, 10/30/26		2,000	$2,006
Vivarte Super Senior Term Loan
11.000%, VAR PIK Interest+7.000%, 10/29/19	EUR	955	350

Total Retailers (other than food/drug)			13,164

Service [1.2%]
Addison Group Term Loan B
6.785%, 04/10/26		219	218
Adtalem Global Education Term Loan B
4.702%, VAR LIBOR+3.000%, 04/09/25		497	497
Aecom Technology Corporation Term Loan B
3.452%, VAR LIBOR+1.750%, 02/21/25		743	744
Altran Technologies S.A. Term Loan B
4.265%, VAR LIBOR+2.250%, 01/31/25		221	221
APi Group Term Loan B
4.299%, 09/25/26		765	770
APX Group, Inc., Initial Loan, 1st Lien
6.844%, VAR LIBOR+5.000%, 02/02/24		729	730

CITY NATIONAL ROCHDALE FUNDS | PAGE 52

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Ascend Learning LLC Term Loan B
4.702%, VAR LIBOR+3.000%, 07/12/24	573	$576
Belfor Holdings Inc., Initial Term Loan, 1st Lien
5.691%, VAR LIBOR+4.000%, 02/13/26	1,289	1,292
BGIS (Brookfield Global Integrated Solutions) Term Loan
5.452%, 05/01/26	388	389
Convergint (Gopher Sub Inc) Term Loan B
4.702%, VAR LIBOR+3.000%, 02/01/25	1,435	1,428
Creative Artists Agency, LLC, Closing Date Term Loan, 1st Lien
5.549%, VAR LIBOR+3.750%, 11/20/26	500	504
DG Investment Intermediate Holdings 2, Inc., Initial Term Loan, 2nd Lien
8.452%, VAR LIBOR+6.750%, 02/01/26	75	72
Dun & Bradstreet Term Loan B
6.792%, 02/06/26	970	978
Evertec Group, LLC Term A Loan
3.691%, 11/27/23	1,270	1,254
Evertec Group, LLC Term Loan B (2018)
5.191%, VAR LIBOR+3.500%, 11/20/24	1,094	1,102

Description	Face Amount (000)(1)	Value (000)
Exela Term Loan B (2018)
8.379%, VAR LIBOR+6.500%, 07/12/23	595	$261
GFL Environmental Term Loan B (2018)
4.799%, VAR LIBOR+3.000%, 05/30/25	2,777	2,779
iQor US Inc. Term Loan B
7.099%, VAR LIBOR+5.000%, 04/01/21	1,388	1,190
KAR Auction Services, Inc., Tranche B-6 Term Loan, 1st Lien
4.063%, VAR LIBOR+2.250%, 09/13/26	753	758
Lakeland Tours, LLC, Initial Term Loan, 1st Lien
6.149%, VAR LIBOR+4.250%, 12/06/24	472	470
MHI Holdings, LLC, Initial Term Loan, 1st Lien
6.702%, VAR LIBOR+5.000%, 09/18/26	600	599
National Intergovernmental Purchasing Alliance, Second Lien
9.604%, VAR LIBOR+7.500%, 05/18/26	295	289
National Intergovernmental Purchasing Alliance, Term Loan B
5.854%, VAR LIBOR+3.750%, 05/19/25	1,485	1,482
On Assignment Lien 1
3.452%, 04/02/25	1,493	1,497

CITY NATIONAL ROCHDALE FUNDS | PAGE 53

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Paysafe Group PLC Term Loan B-1
5.049%, VAR LIBOR+3.500%, 01/03/25	1,309	$1,313
PricewaterhouseCoopers (Guidehouse) Term Loan B
6.202%, VAR LIBOR+3.000%, 03/14/25	2,365	2,341
Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions) , 2019 Refinancing Term B-1 Loan, 1st Lien
4.944%, 09/23/26	1,020	1,022
Red Ventures, LLC Term B-1 Loan
4.702%, VAR LIBOR+3.000%, 11/08/24	3,750	3,773
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), Initial Term Loan, 1st Lien
5.049%, VAR LIBOR+3.250%, 12/31/25	1,673	1,672
St. George's University Scholastic Services Term Loan B (2018)
5.300%, VAR LIBOR+3.500%, 07/17/25	507	511
Sutherland Global Services Initial Cayman Term Loan
7.479%, VAR LIBOR+5.375%, 04/23/21	338	333

Description	Face Amount (000)(1)	Value (000)
Sutherland Global Services Initial US Term Loan
7.479%, VAR LIBOR+5.375%, 04/23/21	1,451	$1,432
Tempo Acquisition, LLC, Initial Term Loan, 1st Lien
4.549%, VAR LIBOR+2.750%, 05/01/24	2,228	2,239
Titan Acquisitionco New Zealand Limited, Initial Term Loan, 1st Lien
6.354%, VAR LIBOR+4.250%, 04/10/26	358	359
TKC Holdings, Inc., Initial Term Loan, 1st Lien
5.550%, VAR LIBOR+3.750%, 02/01/23	452	417
TKC Holdings, Inc., Initial Term Loan, 2nd Lien
9.710%, VAR LIBOR+8.000%, 02/01/24	190	171
Trans Union LLC, 2019 Replacement Term B-5 Loan, 1st Lien
3.549%, VAR LIBOR+1.750%, 11/13/26	1,942	1,949
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan, 1st Lien
6.945%, VAR LIBOR+5.000%, 05/29/26	2,130	1,985
Tunnel Hill Partners, LP, Initial Term Loan, 1st Lien
5.202%, VAR LIBOR+3.500%, 10/01/25	382	379

CITY NATIONAL ROCHDALE FUNDS | PAGE 54

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Ultra Clean Holdings Term Loan B
6.202%, 08/27/25	1,315	$1,312
Ventia (LS Deco LLC Leighton) Term Loan B
5.604%, VAR LIBOR+3.500%, 05/21/22	1,176	1,180
Weight Watchers International, Inc., Initial Term Loan, 1st Lien
6.720%, VAR LIBOR+4.750%, 11/29/24	596	597
WEX Inc., Term B-3 Loan, 1st Lien
3.952%, VAR LIBOR+2.250%, 05/14/26	968	973
Xerox Business Services (Conduent) Term Loan B
4.299%, VAR LIBOR+2.500%, 12/07/23	1,822	1,813

Total Service		45,871

Shipping [0.0%]
Hornblower Term Loan B
6.445%, VAR LIBOR+4.500%, 03/28/25	278	278
International Seaways Operating Corporation, Term Loan, 1st Lien
7.800%, VAR LIBOR+6.000%, 06/22/22	42	42
PS Logistics LLC Term Loan
6.452%, VAR LIBOR+4.750%, 03/06/25	198	186

Description		Face Amount (000)(1)	Value (000)
Worldwide Express Term Loan
6.200%, VAR LIBOR+4.000%, 02/02/24		281	$280

Total Shipping			786

Sovereign [0.0%]
Arab Republic of Egypt, 1st Lien
1.884%, 01/04/21(B)	CHF	852	870

Surface transport [0.1%]
Boluda Towage, S.L., Facility B1, 1st Lien
0.000%, VAR Euribor+3.500%, 09/26/26(G)	EUR	1,000	1,129
Silk Bidco AS, Facility B, 1st Lien
3.750%, VAR Euribor+3.500%, 02/24/25	EUR	1,500	1,676

Total Surface transport			2,805

Telecommunications [0.9%]
CenturyLink, Inc., Initial Term B Loan, 1st Lien
4.549%, VAR LIBOR+2.750%, 01/31/25		5,358	5,376
Colorado Buyer (Cyxtera) Second Lien
8.990%, VAR LIBOR+7.250%, 05/01/25		295	178
Consolidated Communications, Term Loan B
4.800%, 10/04/23		499	471

CITY NATIONAL ROCHDALE FUNDS | PAGE 55

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Coral-US Co-Borrower LLC, Additional Term B-4 Loan, 1st Lien
4.941%, VAR LIBOR+3.250%, 01/30/26	2,987	$3,003
Cyxtera DC Holdings, Inc. (fka Colorado Buyer Inc.), Initial Term Loan, 1st Lien
4.740%, VAR LIBOR+3.000%, 05/01/24	114	100
Electronics for Imaging, Inc., Initial Term Loan, 1st Lien
7.104%, VAR LIBOR+5.000%, 07/02/26	1,000	927
Hargray Communications Group, Inc., Initial Term Loan, 1st Lien
4.702%, VAR LIBOR+3.000%, 03/22/24	375	376
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), Initial Term Loan, 1st Lien
5.691%, VAR LIBOR+4.000%, 05/01/26(D)	5,000	5,035
Inmarsat (Connect Bidco) Term Loan B
6.290%, 09/23/26	1,870	1,878
Iridium Satellite LLC, Initial Term Loan, 1st Lien
5.549%, VAR LIBOR+3.750%, 10/16/26	1,000	1,012
Neustar Second Lien
9.702%, VAR LIBOR+8.000%, 02/28/25	295	250

Description		Face Amount (000)(1)	Value (000)
Neustar Term Loan B-4
5.202%, VAR LIBOR+3.500%, 08/08/24		711	$654
Neustar Term Loan B-5
6.202%, 08/08/24		323	306
Numericable U.S. LLC (SFR) Term Loan B-13
5.740%, VAR LIBOR+4.000%, 08/14/26		1,970	1,972
Numericable U.S. LLC, USD TLB-[12] Term Loan, 1st Lien
5.427%, VAR LIBOR+3.688%, 01/31/26		2,394	2,394
Numericable U.S. LLC, USD TLB-11 Term Loan, 1st Lien
4.549%, VAR LIBOR+2.750%, 07/31/25		4,191	4,155
West Corporation, Initial Term B Loan, 1st Lien
5.927%, VAR LIBOR+4.000%, 10/10/24		752	635
Zacapa (Ufinet), Term Loan B
7.104%, VAR LIBOR+5.000%, 06/27/25		1,223	1,231
Ziggo B.V., Term Loan H Facility, 1st Lien
3.000%, VAR Euribor+3.000%, 01/31/29	EUR	3,000	3,363

Total Telecommunications			33,316

CITY NATIONAL ROCHDALE FUNDS | PAGE 56

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Telecommunications Hybrid [0.1%]
Circet Group Circet (Odyssey Investissement)
3.250%, VAR Euribor+3.750%, 04/28/25	EUR	1,000	$1,123
Eircom Finco S.a r.l., Facility B (2019), 1st Lien
3.250%, VAR Euribor+3.250%, 05/15/26	EUR	1,062	1,197
GTT Communications, Inc., Closing Date U.S. Term Loan, 1st Lien
4.450%, VAR LIBOR+2.750%, 05/31/25		1,975	1,644
Masmovil Facility B2
3.250%, 05/07/26	EUR	138	155
Masmovil Term Loan B
3.250%, 05/22/26	EUR	862	967

Total Telecommunications Hybrid			5,086

Transportation [0.2%]
American Axle & Manufacturing Inc. Term Loan B
4.050%, VAR LIBOR+2.250%, 04/06/24		1,307	1,307
Daseke Term Loan
6.702%, VAR LIBOR+5.000%, 02/27/24		1,008	954
DexKo Global, Inc. Replacement U.S. Dollar Term B Loans
5.202%, VAR LIBOR+3.500%, 07/24/24		1,060	1,059

Description	Face Amount (000)(1)	Value (000)
Superior Industries, Closing Date Term Loan
5.702%, VAR LIBOR+4.000%, 05/22/24	968	$934
Tenneco Inc, Term Loan B
4.702%, VAR LIBOR+2.750%, 10/01/25	1,802	1,758
Wabash National Corporation Term Loan B (2017)
3.990%, VAR LIBOR+2.250%, 03/18/22	964	966

Total Transportation		6,978

Utilities [0.8%]
AES Corp Term Loan B (2018)
3.659%, VAR LIBOR+1.750%, 05/24/22	53	53
Atlantic Power Term Loan
4.452%, VAR LIBOR+2.750%, 03/21/23	230	231
Brookfield WEC Holdings Inc., Initial Term Loan, 1st Lien
5.299%, VAR LIBOR+3.500%, 08/01/25	2,687	2,703
Calpine Construction Term Loan B (2017)
4.202%, VAR LIBOR+2.500%, 01/31/25	686	689
Calpine Term Loan B-10
4.202%, 08/12/26	1,462	1,470
Calpine Term Loan B-5
4.610%, VAR LIBOR+2.500%, 01/15/24	983	987

CITY NATIONAL ROCHDALE FUNDS | PAGE 57

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Calpine Term Loan B-9
4.360%, 03/20/26		4,397	$4,419
CD&R Firefly Bidco Limited, Facility B1, 1st Lien
5.059%, VAR LIBOR+4.500%, 05/10/25	GBP	2,000	2,620
Eastern Power, LLC (Eastern Covert Midco, LLC), Term Loan, 1st Lien
5.549%, VAR LIBOR+3.750%, 10/02/23		2,176	2,177
Granite Generation LLC, Term Loan, 1st Lien
5.452%, VAR LIBOR+3.750%, 11/01/26		2,000	1,980
Lonestar II Generation Holdings LLC, Initial Term B Loan, 1st Lien
6.702%, VAR LIBOR+5.000%, 04/10/26		880	879
Lonestar II Generation Holdings LLC, Initial Term C Loan, 1st Lien
6.702%, VAR LIBOR+5.000%, 04/10/26		106	106
Longview Power Term Loan B
7.930%, VAR LIBOR+6.000%, 04/13/21		2,022	1,082
MGroup Term Loan B
5.550%, VAR LIBOR+5.000%, 07/25/25	GBP	2,700	3,550
Summit Midstream Partners Term Loan B
7.702%, VAR LIBOR+6.000%, 05/13/22		989	934

Description	Face Amount (000)(1)	Value (000)
Talen Energy Supply Term Loan B (2019)
5.452%, 06/26/26	2,993	$2,991
Vistra Operations Company LLC (fka Tex Operations Company LLC), 2018 Incremental Term Loan, 1st Lien
3.487%, VAR LIBOR+1.750%, 12/31/25	3,342	3,360
West Deptford Term Loan B
5.452%, 07/30/26	674	662

Total Utilities		30,893

Wireless Communications [0.1%]
Sprint Communications, Inc., 2019 Incremental Term Loan, 1st Lien
4.813%, VAR LIBOR+3.000%, 02/02/24	770	766
Sprint Communications, Inc., Initial Term Loan, 1st Lien
4.313%, VAR LIBOR+2.500%, 02/02/24	3,708	3,672

Total Wireless Communications		4,438

Total Loan Participations
(Cost $913,209)		896,816

Sovereign Debt [16.0%]
Abu Dhabi Government International Bond
3.125%, 09/30/49(A)	1,167	1,140
Angolan Government International Bond
9.500%, 11/12/25	1,286	1,509
9.375%, 05/08/48	2,394	2,633

CITY NATIONAL ROCHDALE FUNDS | PAGE 58

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
9.125%, 11/26/49(A)		858	$920
8.250%, 05/09/28		878	951
8.000%, 11/26/29(A)		1,260	1,348
Argentina Paris Club
2.910%, 05/30/21	CHF	2,244	1,020
Argentine Republic Government International Bond
10.250%, 02/06/03(D)	EUR	12	15
10.000%, 12/07/04(D)	EUR	1,244	1,536
10.000%, 01/07/05(D)	EUR	132	132
10.000%, 02/22/07(D)	EUR	25	25
9.500%, 03/04/04(D)	EUR	27	33
9.000%, 11/19/08(D)	EUR	15	19
8.750%, 02/04/03(D)	EUR	30	30
8.500%, 02/23/05(D)	EUR	630	698
8.500%, 07/30/10(D)	EUR	34	34
8.280%, 12/31/33		1,959	1,208
8.125%, 10/04/04(D)	EUR	119	139
8.125%, 04/21/08(D)	EUR	85	85
8.000%, 02/25/02(D)	EUR	2,033	1,483
8.000%, 02/26/08(D)	EUR	114	140
8.000%, 10/30/09(D)	EUR	366	451
7.820%, 12/31/33	EUR	4,789	3,095
7.625%, 04/22/46		2,683	1,357
7.625%, 12/31/49(D)	EUR	13	13
7.500%, 05/23/02(D)	EUR	52	38
7.500%, 04/22/26		2,250	1,176

Description		Face Amount (000)(1)	Value (000)
7.125%, 06/10/02(D)	EUR	97	$97
7.000%, 03/18/04(D)	EUR	141	158
6.875%, 04/22/21		42,523	22,978
6.875%, 01/11/48		6,450	3,110
6.250%, 11/09/47	EUR	19,926	9,926
5.875%, 01/11/28		1,983	938
5.870%, 03/31/23	EUR	28	38
5.625%, 01/26/22		2,103	1,094
4.625%, 01/11/23		3,595	1,790
3.875%, 01/15/22	EUR	5,000	2,656
3.750%, 12/31/38		3,663	1,798
3.375%, 10/12/20	CHF	30,905	18,687
3.375%, 01/15/23	EUR	11,000	5,518
0.000%, 07/22/03(D)	EUR	66	48
0.000%, VAR Euribor 3 Month+5.100%, 12/22/04(D)	EUR	29	29
Bahrain Government International Bond
7.500%, 09/20/47		2,061	2,517
7.000%, 10/12/28		366	434
Brazilian Government International Bond
8.250%, 01/20/34		514	710
7.125%, 01/20/37		720	926
6.000%, 04/07/26		801	937
5.625%, 01/07/41		446	501
5.625%, 02/21/47		840	952
5.000%, 01/27/45		1,310	1,365
4.625%, 01/13/28		1,521	1,636
2.625%, 01/05/23		991	993
Chile Government International Bond
3.240%, 02/06/28		403	425
Ciudad Autonoma De Buenos Aires, MTN
8.950%, 02/19/21		21	22

CITY NATIONAL ROCHDALE FUNDS | PAGE 59

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Colombia Government International Bond
8.125%, 05/21/24	1,208	$1,489
7.375%, 09/18/37	857	1,220
6.125%, 01/18/41	1,478	1,918
5.625%, 02/26/44	1,096	1,365
5.000%, 06/15/45	1,120	1,305
4.000%, 02/26/24	946	998
3.875%, 04/25/27	1,017	1,078
Cordoba City
7.875%, 09/29/24	1,675	838
Costa Rica Government International Bond
9.995%, 08/01/20	17,725	18,345
6.125%, 02/19/31(A)	423	451
5.625%, 04/30/43	568	529
Croatia Government International Bond
6.625%, 07/14/20	1,760	1,802
6.375%, 03/24/21	1,608	1,694
6.000%, 01/26/24	2,281	2,618
Development Bank of Kazakhstan JSC
4.125%, 12/10/22	1,626	1,695
Dominican Republic International Bond
7.500%, 05/06/21	551	573
7.450%, 04/30/44	1,074	1,299
6.875%, 01/29/26	2,224	2,545
6.850%, 01/27/45	2,068	2,367
6.600%, 01/28/24	920	1,025
6.000%, 07/19/28	449	500
5.875%, 04/18/24	1,432	1,540
5.500%, 01/27/25	695	750
Ecuador Government International Bond
10.750%, 03/28/22	2,701	2,756
10.750%, 01/31/29	4,262	4,168
10.500%, 03/24/20	426	433
9.650%, 12/13/26	5,468	5,210

Description	Face Amount (000)(1)	Value (000)
9.625%, 06/02/27	2,526	$2,388
9.500%, 03/27/30(A)	2,159	2,019
8.875%, 10/23/27	3,463	3,187
8.750%, 06/02/23	1,773	1,752
7.950%, 06/20/24	2,501	2,377
7.875%, 01/23/28	2,829	2,522
Egypt Government International Bond, MTN
8.700%, 03/01/49	326	366
8.500%, 01/31/47	2,108	2,347
7.903%, 02/21/48	2,284	2,403
7.600%, 03/01/29	796	873
7.500%, 01/31/27	769	859
6.588%, 02/21/28	1,651	1,726
Egyptian Paris Club
5.056%, 01/01/21(B)	4	3
El Salvador Government International Bond
8.625%, 02/28/29	1,065	1,281
8.250%, 04/10/32	669	799
7.650%, 06/15/35	660	755
7.625%, 02/01/41	1,313	1,501
7.125%, 01/20/50(A)	482	515
6.375%, 01/18/27	739	787
5.875%, 01/30/25	821	868
Federative Republic of Brazil
4.250%, 01/07/25	1,472	1,568
Fiji Government International Bond
6.625%, 10/02/20	5,000	5,015
Gabon Government International Bond
6.375%, 12/12/24	2,637	2,761
Georgia Government International Bond
6.875%, 04/12/21	1,011	1,067

CITY NATIONAL ROCHDALE FUNDS | PAGE 60

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Ghana Government International Bond
8.950%, 03/26/51		502	$515
8.627%, 06/16/49		1,069	1,070
8.125%, 01/18/26		462	499
8.125%, 03/26/32		791	808
7.875%, 03/26/27		484	510
7.625%, 05/16/29		647	661
Hungary Government International Bond
7.625%, 03/29/41		344	567
5.750%, 11/22/23		2,376	2,683
5.375%, 02/21/23		2,608	2,865
5.375%, 03/25/24		1,338	1,511
Indonesia Government International Bond, MTN
8.500%, 10/12/35		643	1,013
7.750%, 01/17/38		844	1,270
6.625%, 02/17/37		705	958
5.950%, 01/08/46		741	988
5.250%, 01/17/42		647	781
5.250%, 01/08/47		1,033	1,273
5.125%, 01/15/45		1,739	2,076
4.750%, 07/18/47		674	778
4.125%, 01/15/25		723	777
Iraq International Bond
5.800%, 01/15/28		579	568
Ivory Coast Government International Bond
6.875%, 10/17/40(A)	EUR	1,178	1,384
6.375%, 03/03/28		614	649
5.875%, 10/17/31(A)	EUR	1,151	1,347
Jamaica Government International Bond
7.875%, 07/28/45		696	942
Jordan Government International Bond
5.750%, 01/31/27		609	644

Description	Face Amount (000)(1)	Value (000)
Kazakhstan Government International Bond, MTN
6.500%, 07/21/45	1,266	$1,871
Kenya Government International Bond
8.250%, 02/28/48	1,094	1,176
8.000%, 05/22/32	880	961
7.000%, 05/22/27	541	577
Lao People's Democratic Republic International Bond
6.875%, 06/30/21	9,050	8,855
Lebanon Government International Bond, MTN
8.250%, 04/12/21	4,677	2,659
7.250%, 03/23/37	771	351
7.050%, 11/02/35	157	71
7.000%, 03/23/32	1,238	561
6.850%, 03/23/27	1,542	698
6.600%, 11/27/26	634	286
6.375%, 03/09/20	1,316	1,147
6.150%, 06/19/20	1,976	1,562
6.100%, 10/04/22	3,511	1,711
6.000%, 01/27/23	448	210
5.800%, 04/14/20	836	689
Mexico Government International Bond, MTN
6.050%, 01/11/40	436	568
5.750%, 10/12/10	794	942
5.550%, 01/21/45	695	858
4.750%, 03/08/44	854	947
4.350%, 01/15/47	612	648
Mongolia Government International Bond
5.625%, 05/01/23	416	429
Morocco Government International Bond
5.500%, 12/11/42	465	571
4.250%, 12/11/22	1,338	1,413

CITY NATIONAL ROCHDALE FUNDS | PAGE 61

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Nigeria Government International Bond, MTN
9.248%, 01/21/49	513	$575
7.696%, 02/23/38	845	850
7.625%, 11/28/47	833	814
6.750%, 01/28/21	13,526	14,016
6.500%, 11/28/27	1,145	1,172
Oman Government International Bond
6.750%, 01/17/48	1,742	1,755
6.500%, 03/08/47	2,846	2,825
4.750%, 06/15/26	496	504
Pakistan Government International Bond
8.250%, 04/15/24	2,332	2,605
8.250%, 09/30/25	578	648
6.875%, 12/05/27	2,745	2,867
Panama Government International Bond
9.375%, 04/01/29	556	851
8.875%, 09/30/27	545	780
7.125%, 01/29/26	280	351
6.700%, 01/26/36	900	1,264
4.500%, 05/15/47	544	649
4.300%, 04/29/53	1,110	1,294
4.000%, 09/22/24	465	499
Paraguay Government International Bond
4.700%, 03/27/27	391	431
4.625%, 01/25/23	668	708
Perusahaan Penerbit SBSN Indonesia III
4.550%, 03/29/26	1,110	1,217
4.325%, 05/28/25	531	575
Peruvian Government International Bond
8.750%, 11/21/33	1,995	3,287
7.350%, 07/21/25	1,395	1,763
5.625%, 11/18/50	2,557	3,745

Description		Face Amount (000)(1)	Value (000)
Philippine Government International Bond
10.625%, 03/16/25		597	$845
9.500%, 02/02/30		1,463	2,340
7.750%, 01/14/31		1,287	1,907
6.375%, 10/23/34		1,005	1,430
Province of Salta
9.500%, 03/16/22		46	42
Provincia de Buenos Aires
10.875%, 01/26/21		4,294	2,963
9.950%, 06/09/21		1,628	782
9.125%, 03/16/24		5,768	2,523
7.875%, 06/15/27		3,000	1,275
5.375%, 01/20/23	EUR	4,812	2,011
4.000%, 05/01/20	EUR	1,414	1,011
Provincia de Cordoba
7.125%, 06/10/21		22,848	16,793
Provincia de Entre Rios
8.750%, 02/08/25		17,397	10,351
Provincia de Tierra Del Fuego Argentina
8.950%, 04/17/27		81	63
Qatar Government International Bond
5.103%, 04/23/48		1,868	2,404
4.817%, 03/14/49		2,972	3,687
4.000%, 03/14/29		1,400	1,565
3.250%, 06/02/26		1,632	1,721
Republic of Belarus International Bond
7.625%, 06/29/27		978	1,115
6.875%, 02/28/23		2,043	2,184
6.200%, 02/28/30		1,262	1,344
Republic of South Africa Government International Bond
5.875%, 05/30/22		567	608
5.875%, 06/22/30		459	497
5.750%, 09/30/49		741	723
5.650%, 09/27/47		1,250	1,219
5.000%, 10/12/46		392	361

CITY NATIONAL ROCHDALE FUNDS | PAGE 62

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
4.300%, 10/12/28	2,250	$2,210
Romanian Government International Bond, MTN
6.750%, 02/07/22	900	985
6.125%, 01/22/44	218	283
4.375%, 08/22/23	1,784	1,906
Russian Foreign Bond - Eurobond
5.250%, 06/23/47	2,200	2,759
4.375%, 03/21/29	1,200	1,337
4.250%, 06/23/27	600	656
Saudi Government International Bond, MTN
5.250%, 01/16/50	2,132	2,654
5.000%, 04/17/49	1,986	2,378
4.375%, 04/16/29	1,282	1,441
Senegal Government International Bond
6.750%, 03/13/48	851	859
6.250%, 05/23/33	974	1,027
Sri Lanka Government International Bond
7.850%, 03/14/29	1,160	1,180
7.550%, 03/28/30(A)	1,024	1,018
6.825%, 07/18/26	508	502
6.750%, 04/18/28	233	224
6.250%, 10/04/20	55,744	56,469
6.200%, 05/11/27	870	818
State Oil of the Azerbaijan Republic, MTN
4.750%, 03/13/23	203	214
Suriname Government International Bond
9.250%, 10/26/26	905	713
Third Pakistan International Sukuk
5.625%, 12/05/22	824	847
5.500%, 10/13/21	560	574

Description	Face Amount (000)(1)	Value (000)
Turkey Government Bond
7.000%, 06/05/20	407	$415
Turkey Government International Bond
7.625%, 04/26/29	391	433
7.375%, 02/05/25	908	993
7.250%, 12/23/23	386	419
6.875%, 03/17/36	282	292
6.750%, 05/30/40	513	518
6.350%, 08/10/24	1,212	1,269
6.250%, 09/26/22	612	640
6.125%, 10/24/28	985	1,000
6.000%, 03/25/27	924	939
6.000%, 01/14/41	311	291
5.750%, 03/22/24	766	785
5.750%, 05/11/47	1,698	1,509
5.625%, 03/30/21	276	285
5.600%, 11/14/24	2,187	2,229
4.875%, 04/16/43	1,528	1,264
3.250%, 03/23/23	523	503
Ukraine Government International Bond
9.750%, 11/01/28	2,522	3,073
8.994%, 02/01/24	696	786
7.750%, 09/01/20	49,077	50,445
7.750%, 09/01/22	464	502
7.750%, 09/01/23	1,250	1,360
7.750%, 09/01/24	565	618
7.750%, 09/01/25	2,163	2,368
7.750%, 09/01/26	1,372	1,504
7.750%, 09/01/27	898	986
7.375%, 09/25/32	3,843	4,109
0.000%, 05/31/40(E)	71,632	68,498
Uruguay Government International Bond
7.875%, 01/15/33	1,124	1,672
7.625%, 03/21/36	887	1,314
5.100%, 06/18/50	647	778
4.975%, 04/20/55	1,925	2,275

CITY NATIONAL ROCHDALE FUNDS | PAGE 63

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
4.125%, 11/20/45		758	$818
Vietnam Government International Bond
6.750%, 01/29/20		1,560	1,562
4.800%, 11/19/24		1,178	1,285
Zambia Government International Bond
8.970%, 07/30/27		2,105	1,458
8.500%, 04/14/24		545	378
5.375%, 09/20/22		445	305
Total Sovereign Debt
Cost ($592,909)			607,400
Mortgage-Backed Securities [6.0%]
Adagio IV CLO, Ser 2015-X, Cl F
6.650%, VAR Euribor 3 Month+6.650%, 10/15/29	EUR	1,250	1,305
AIG CLO, Ser 2019-1A, Cl D
6.238%, VAR ICE LIBOR USD 3 Month+3.960%, 01/20/32(A)		750	751
Arbour Clo VII DAC, Ser 2020-7X, Cl E
6.400%, VAR Euribor 3 Month+6.400%, 03/15/33	EUR	5,000	5,412
Arch Street CLO, Ser 2018-2A, Cl ER
8.266%, VAR ICE LIBOR USD 3 Month+6.300%, 10/20/28(A)		1,000	916
Ares European CLO XIII BV, Ser 2020-13X, Cl E
6.350%, VAR Euribor 3 Month+6.350%, 07/20/32	EUR	3,250	3,518

Description		Face Amount (000)(1)	Value (000)
Armada Euro CLO II DAC, Ser 2018-2X, Cl E
4.820%, VAR Euribor 3 Month+4.820%, 11/15/31	EUR	1,500	$1,565
Armada Euro CLO II DAC, Ser 2018-2X, Cl F
6.450%, VAR Euribor 3 Month+6.450%, 11/15/31	EUR	1,000	969
Avoca CLO XVIII DAC, Ser 2018-18X, Cl C
1.750%, VAR Euribor 3 Month+1.750%, 04/15/31	EUR	5,000	5,459
BABSN, Ser 2018-IA, Cl ER
7.466%, VAR ICE LIBOR USD 3 Month+5.500%, 01/20/31(A)		4,000	3,518
Barings Euro CLO BV, Ser 2018-3X, Cl E
5.790%, VAR Euribor 3 Month+5.790%, 07/27/31	EUR	1,900	2,027
Barings Euro CLO DAC, Ser 2020-2X, Cl E
6.500%, VAR Euribor 3 Month+6.500%, 07/24/32	EUR	2,475	2,679
Black Diamond CLO, Ser 2017-1A, Cl C
6.233%, VAR ICE LIBOR USD 3 Month+3.950%, 04/24/29(A)		5,000	4,874

CITY NATIONAL ROCHDALE FUNDS | PAGE 64

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Black Diamond CLO DAC, Ser 2015-1X, Cl F
6.500%, VAR Euribor 3 Month+6.500%, 10/03/29	EUR	1,220	$1,304
Black Diamond CLO DAC, Ser 2018-1A, Cl BR
3.916%, VAR ICE LIBOR USD 3 Month+1.980%, 04/26/31(A)		4,000	3,759
Black Diamond CLO DAC, Ser 2018-1X, Cl DR
2.650%, VAR Euribor 3 Month+2.650%, 10/03/29	EUR	5,000	5,594
Black Diamond CLO DAC, Ser 2019-1X, Cl D
4.100%, VAR Euribor 3 Month+4.100%, 05/15/32	EUR	3,000	3,353
Blackrock European CLO DAC, Ser 2018-1X, Cl ER
4.420%, VAR Euribor 3 Month+4.420%, 03/15/31	EUR	3,000	3,037
Blackrock European CLO DAC, Ser 2018-1X, Cl FR
6.600%, VAR Euribor 3 Month+6.600%, 03/15/31	EUR	1,750	1,706

Description		Face Amount (000)(1)	Value (000)
Carlyle Global Market Strategies Euro CLO DAC, Ser 2018-1X, Cl B1
1.750%, VAR Euribor 3 Month+1.750%, 05/17/31	EUR	4,500	$4,896
CarVal CLO, Ser 2018-1A, Cl D
4.891%, VAR ICE LIBOR USD 3 Month+2.890%, 07/16/31(A)		5,000	4,712
Cifc Funding, Ser 2018-4RA, Cl D
8.003%, VAR ICE LIBOR USD 3 Month+5.700%, 10/17/30(A)		2,200	2,090
Columbia Cent CLO 27, Ser 2018-27A, Cl B
4.240%, VAR ICE LIBOR USD 3 Month+2.300%, 10/25/28(A)		3,000	3,001
Columbia Cent CLO 27, Ser 2018-27A, Cl C
5.240%, VAR ICE LIBOR USD 3 Month+3.300%, 10/25/28(A)		3,000	2,926
Columbia Cent CLO 27, Ser 2018-27A, Cl D
8.040%, VAR ICE LIBOR USD 3 Month+6.100%, 10/25/28(A)		1,950	1,910
Crestline Denali CLO XVI, Ser 2018-1A, Cl C
3.816%, VAR ICE LIBOR USD 3 Month+1.850%, 01/20/30(A)		4,500	4,306

CITY NATIONAL ROCHDALE FUNDS | PAGE 65

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
CRNPT, Ser 2018-4A, Cl C
4.178%, VAR ICE LIBOR USD 3 Month+1.900%, 04/20/31(A)		2,750	$2,622
CRNPT, Ser 2018-4A, Cl D
5.028%, VAR ICE LIBOR USD 3 Month+2.750%, 04/20/31(A)		3,000	2,763
DRYDEN 35 EURO CLO BV, Ser 2020-35X, Cl ER
6.330%, VAR Euribor 3 Month+6.330%, 01/17/33	EUR	4,700	5,027
Euro-Galaxy III CLO BV, Ser 2019-3X, Cl ERR
6.650%, VAR Euribor 3 Month+6.650%, 01/17/31	EUR	4,825	5,413
Euro-Galaxy VI CLO DAC, Ser 2018-6X, Cl C
1.550%, VAR Euribor 3 Month+1.550%, 04/11/31	EUR	3,750	4,042
Greywolf CLO III, Ser 2018-3RA, Cl B
4.203%, VAR ICE LIBOR USD 3 Month+2.250%, 10/22/28(A)		3,000	2,987
Greywolf CLO III, Ser 2018-3RA, Cl C
5.103%, VAR ICE LIBOR USD 3 Month+3.150%, 10/22/28(A)		3,000	2,977

Description		Face Amount (000)(1)	Value (000)
Greywolf CLO V, Ser 2018-1A, Cl BR
3.940%, VAR ICE LIBOR USD 3 Month+2.000%, 01/27/31(A)		4,000	$3,863
Grosvenor Place CLO BV, Ser 2018-1X, Cl DRR
5.400%, VAR Euribor 3 Month+5.400%, 10/30/29	EUR	3,800	4,101
Halsey Point CLO I, Ser 2019-1A, Cl E
10.060%, VAR ICE LIBOR USD 3 Month+7.700%, 01/20/33(A)		2,000	1,939
Harvest CLO VIII DAC, Ser 2018-8X, Cl CRR
1.650%, VAR Euribor 3 Month+1.650%, 01/15/31	EUR	2,450	2,656
Harvest CLO XIV DAC, Ser 2015-14X, Cl F
6.300%, VAR Euribor 3 Month+6.300%, 11/18/29	EUR	3,250	3,343
Harvest CLO XIX DAC, Ser 2018-19X, Cl C
1.700%, VAR Euribor 3 Month+1.700%, 04/14/31	EUR	5,500	5,993
Harvest CLO XVI DAC, Ser 2018-16X, Cl DR
3.450%, VAR Euribor 3 Month+3.450%, 10/15/31	EUR	2,000	2,216

CITY NATIONAL ROCHDALE FUNDS | PAGE 66

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Man GLG Euro CLO II DAC, Ser 2016-2X, Cl F
8.750%, VAR Euribor 3 Month+8.750%, 01/15/30	EUR	2,000	$2,227
Man GLG Euro CLO IV DAC, Ser 2018-4X, Cl C
1.600%, VAR Euribor 3 Month+1.600%, 05/15/31	EUR	3,900	4,227
Man GLG Euro CLO V DAC, Ser 2018-5X, Cl D1
3.550%, VAR Euribor 3 Month+3.550%, 12/15/31	EUR	2,500	2,758
Marathon CLO 14, Ser 2019-2A, Cl C2
7.873%, VAR ICE LIBOR USD 3 Month+5.970%, 01/20/33(A)		2,000	1,930
Marble Point CLO XII, Ser 2018-1A, Cl D
5.001%, VAR ICE LIBOR USD 3 Month+3.000%, 07/16/31(A)		5,000	4,677
MidOcean Credit CLO VI, Ser 2019-6A, Cl DR
5.716%, VAR ICE LIBOR USD 3 Month+3.750%, 01/20/29(A)		3,000	2,947
MidOcean Credit CLO VI, Ser 2019-6A, Cl ER
8.866%, VAR ICE LIBOR USD 3 Month+6.900%, 01/20/29(A)		3,000	2,944

Description		Face Amount (000)(1)	Value (000)
Mountain View CLO, Ser 2018-9A, Cl CR
5.121%, VAR ICE LIBOR USD 3 Month+3.120%, 07/15/31(A)		2,500	$2,307
Mountain View CLO, Ser 2018-9A, Cl DR
8.081%, VAR ICE LIBOR USD 3 Month+6.080%, 07/15/31(A)		2,300	1,947
Northwoods Capital 20, Ser 2019-20A, Cl E
9.751%, VAR ICE LIBOR USD 3 Month+7.850%, 01/25/30(A)		3,000	2,938
Oak Hill European Credit Partners IV Designated Activity, Ser 2018-4X, Cl DR
2.500%, VAR Euribor 3 Month+2.500%, 01/20/32	EUR	3,000	3,212
OAK Hill European Credit Partners V Designated Activity, Ser 2017-5X, Cl F
7.300%, VAR Euribor 3 Month+7.300%, 02/21/30	EUR	1,100	1,039
Ocean Trails CLO VII, Ser 2019-7A, Cl E
8.882%, VAR ICE LIBOR USD 3 Month+6.880%, 04/17/30(A)		3,000	2,866
Octagon Investment Partners XXIII, Ser 2018-1A, Cl CR
3.851%, VAR ICE LIBOR USD 3 Month+1.850%, 07/15/27(A)		3,000	2,987

CITY NATIONAL ROCHDALE FUNDS | PAGE 67

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
OZLM XXII, Ser 2018-22A, Cl B
3.802%, VAR ICE LIBOR USD 3 Month+1.800%, 01/17/31(A)		3,500	$3,329
OZLM XXII, Ser 2018-22A, Cl D
7.302%, VAR ICE LIBOR USD 3 Month+5.300%, 01/17/31(A)		1,800	1,584
OZLME IV DAC, Ser 2018-4X, Cl C1
1.850%, VAR Euribor 3 Month+1.850%, 07/27/32	EUR	1,850	2,024
Parallel, Ser 2018-1A, Cl C
4.766%, VAR ICE LIBOR USD 3 Month+2.800%, 04/20/31(A)		2,000	1,886
Saranac CLO III, Ser 2018-3A, Cl CR
4.278%, VAR ICE LIBOR USD 3 Month+2.350%, 06/22/30(A)		5,000	4,843
Sorrento Park CLO DAC, Ser 2014-1X, Cl E
5.851%, VAR Euribor 3 Month+6.250%, 11/16/27	EUR	3,000	3,283
St. Paul's CLO III-R DAC, Ser 2018-3RX, Cl CR
1.600%, VAR Euribor 3 Month+1.600%, 01/15/32	EUR	2,750	2,999

Description		Face Amount (000)(1)	Value (000)
Tralee CLO V, Ser 2018-5A, Cl D
5.478%, VAR ICE LIBOR USD 3 Month+3.200%, 10/20/28(A)		3,000	$2,911
Trimaran Cavu, Ser 2019-1A, Cl C1
5.116%, VAR ICE LIBOR USD 3 Month+3.150%, 07/20/32(A)		4,000	3,965
Trimaran Cavu, Ser 2019-1A, Cl D
6.116%, VAR ICE LIBOR USD 3 Month+4.150%, 07/20/32(A)		2,000	1,934
Trimaran Cavu, Ser 2019-2A, Cl C
6.631%, VAR ICE LIBOR USD 3 Month+4.720%, 11/26/32(A)		4,000	3,967
Trinitas CLO III, Ser 2018-3A, Cl CR
3.901%, VAR ICE LIBOR USD 3 Month+1.900%, 07/15/27(A)		4,000	3,992
Venture CDO, Ser 2018-31A, Cl C1
3.916%, VAR ICE LIBOR USD 3 Month+1.950%, 04/20/31(A)		4,000	3,824
VIBR, Ser 2018-8A, Cl D
7.716%, VAR ICE LIBOR USD 3 Month+5.750%, 01/20/31(A)		2,000	1,810
Voya Euro CLO I DAC, Ser 2018-1X, Cl C
1.600%, VAR Euribor 3 Month+1.600%, 10/15/30	EUR	2,500	2,704

CITY NATIONAL ROCHDALE FUNDS | PAGE 68

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)/Acquisition Cost (000)	Value (000)
Voya Euro CLO I DAC, Ser 2018-1X, Cl D
2.500%, VAR Euribor 3 Month+2.500%, 10/15/30	EUR	3,075	$3,311
Voya Euro CLO II DAC, Ser 2019-2X, Cl E
5.900%, VAR Euribor 3 Month+5.900%, 07/15/32	EUR	1,500	1,606
Z Capital Credit Partners CLO, Ser 2018-1A, Cl DR
5.101%, VAR ICE LIBOR USD 3 Month+3.100%, 07/16/27(A)		4,000	3,824
Zais CLO 5, Ser 2016-2A, Cl B
5.603%, VAR ICE LIBOR USD 3 Month+3.300%, 10/15/28(A)		4,500	4,396
Zais CLO 8, Ser 2018-1A, Cl C
3.751%, VAR ICE LIBOR USD 3 Month+1.750%, 04/15/29(A)		4,000	3,694
Total Mortgage-Backed Securities
Cost ($240,687)			226,421
Life Settlement Contracts [3.5%](B)(F)(I)
American General Life #460L, Acquired 05/30/2014		303	739
American General Life #508L, Acquired 05/30/2014		2,595	2,499
American General Life #542L, Acquired 07/30/2015		83	352
American General Life #634L, Acquired 05/30/2014		530	2,243

Description	Acquisition Cost (000)	Value (000)
American General Life #906L, Acquired 07/30/2015	479	2,723
American General Life #964L, Acquired 07/30/2015	1,459	1,995
AXA Equitable Life #0474, Acquired 11/04/2013	7,290	8,264
AXA Equitable Life #1616, Acquired 05/30/2014	3,254	4,219
AXA Equitable Life #1898, Acquired 11/04/2013	441	675
AXA Equitable Life #7233, Acquired 11/04/2013	395	1,818
AXA Equitable Life #7578, Acquired 11/04/2013	2,104	3,417
AXA Equitable Life #7857, Acquired 11/04/2013	2,297	1,622
AXA Equitable Life #8538, Acquired 11/04/2013	1,333	1,823
AXA Equitable Life #9345, Acquired 11/04/2013	143	770
Guardian Insurance #0346, Acquired 11/04/2013	646	3,115
Hartford Life #4700, Acquired 11/24/2015	81	149
Hartford Life #7522, Acquired 11/24/2015	805	377
ING Reliastar #1234, Acquired 12/05/2013	1,067	4,350
ING Reliastar #3394, Acquired 05/30/2014	3,687	7,485
ING Reliastar #4842, Acquired 11/20/2013	921	4,090
ING Reliastar #776H, Acquired 05/30/2014	1,518	1,854
John Hancock #0430, Acquired 05/30/2014	2,418	3,924
John Hancock #0801, Acquired 05/30/2014	1,564	2,282
John Hancock #1929, Acquired 05/30/2014	3,812	4,351
John Hancock #5072, Acquired 05/30/2014	1,409	3,437
John Hancock #5080, Acquired 11/19/2013	313	3,414

CITY NATIONAL ROCHDALE FUNDS | PAGE 69

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Acquisition Cost (000)	Value (000)
John Hancock #5885, Acquired 05/30/2014	894	1,698
John Hancock #6686, Acquired 05/30/2014	3,035	3,115
John Hancock #6912, Acquired 05/30/2014	1,065	1,782
Lincoln National #0019, Acquired 09/17/2015	2,460	4,224
Lincoln National #4654, Acquired 05/30/2014	721	443
Lincoln National #4754, Acquired 09/17/2015	1,029	4,751
Lincoln National #4754, Acquired 09/17/2015	610	2,919
Lincoln National #5658, Acquired 09/17/2015	329	1,393
Lincoln National #7099, Acquired 09/17/2015	1,254	2,830
Lincoln National #8558, Acquired 09/17/2015	1,659	4,103
Mass Mutual #1849, Acquired 11/05/2013	2,926	5,431
Mass Mutual #5167, Acquired 05/30/2014	63	1,768
Mass Mutual #5681, Acquired 11/05/2013	288	2,560
Mass Mutual #5864, Acquired 05/30/2014	4,668	–
Met Life #8MLU, Acquired 05/20/2014	1,413	1,420
Penn Life #8183, Acquired 10/18/2016	46	106
Penn Mutual #3106, Acquired 05/30/2014	1,294	1,558
Phoenix Life #5715, Acquired 10/18/2016	569	2,123
Phoenix Life #6157, Acquired 10/18/2016	569	2,159
Phoenix Life #6161, Acquired 05/30/2014	3,472	8,896
Phoenix Life #8499, Acquired 05/30/2014	756	1,090
Phoenix Life #8509, Acquired 05/30/2014	761	1,090
Principal Financial #6653, Acquired 10/30/2013	306	397

Description	Acquisition Cost (000)/Shares	Value (000)
Security Mutual Life #5380, Acquired 10/28/2013	410	–
Transamerica #1708, Acquired 10/28/2013	957	2,720
Transamerica #3426, Acquired 11/12/2013	274	522
Transamerica #8205, Acquired 10/28/2013	714	1,656

Total Life Settlement Contracts
(Cost $73,489)		$132,741

Open-End Funds [0.9%]
Ares Dynamic Credit Allocation Fund	91,796	1,409
BlackRock Muni Intermediate Duration Fund	274,416	3,908
BlackRock MuniHoldings California Quality Fund	416,015	5,820
BlackRock MuniHoldings New Jersey Quality Fund	240,827	3,456
Eaton Vance Floating-Rate Income Trust	143,852	1,974
Invesco Dynamic Credit Opportunities Fund	385,667	4,377
Invesco Senior Income Trust	636,000	2,728
Nuveen Floating Rate Income Opportunity Fund	439,289	4,389
SPDR Bloomberg Barclays High Yield Bond ETF	38,900	4,261
Templeton Emerging Markets Income Fund	216,878	1,993

Total Open-End Funds
(Cost $33,406)		34,315

CITY NATIONAL ROCHDALE FUNDS | PAGE 70

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Shares	Value (000)
Exchange Traded Funds [0.7%]
Aberdeen Asia-Pacific Income Fund	653,000	$2,775
Apollo Senior Floating Rate Fund	99,221	1,502
BlackRock MuniYield Arizona Fund	19,196	261
BNY Mellon High Yield Strategies Fund	37,100	115
BrandywineGLOBAL Global Income Opportunities Fund	213,000	2,690
Delaware Investments Minnesota Municipal Income Fund II	14,811	195
Highland Income Fund	221,000	2,747
Invesco High Income Trust II	106,748	1,524
iShares iBoxx High Yield Corporate Bond ETF	48,400	4,256
Nuveen Short Duration Credit Opportunities Fund	167,788	2,549
Pioneer Municipal High Income Advantage Trust	27,430	297
RiverNorth Marketplace Lending	88,993	1,621
THL Credit Senior Loan Fund	69,232	1,050
Vertical Capital Income Fund	257,981	2,686
Western Asset High Income Fund II	180,307	1,215
Western Asset Inflation-Linked Opportunities & Income Fund	180,116	2,079

Total Exchange Traded Funds
(Cost $27,024)		27,562

Description		Shares	Value (000)
Convertible Bonds [0.4%]
Coal Mining [0.0%]
New World Resources
4.000% cash/0% PIK, 10/07/20(D)	EUR	380	$6

Medical Products & Services [0.1%]
Bio City Development
8.000%, 07/06/19		1,000	110
NMC Health Jersey
1.875%, 04/30/25		4,800	3,849

Total Medical Products & Services			3,959

Petroleum & Fuel Products [0.3%]
Tullow Oil Jersey
6.625%, 07/12/21		11,600	11,058

Real Estate Oper/Develop [0.0%]
No. Va Land Investment Group
5.500%, 04/27/23		819	806

Total Convertible Bonds
Cost ($16,471)			15,829
Common Stock [0.3%]
Broadcasting [0.0%]
iHeartMedia *		12,136	205

Chemicals [0.0%]
Hexion Holdings *		21,096	254

Coal Mining [0.0%]
Black Hawk Mining *		5,043	467

Consumer Cyclical [0.1%]
TruKid *		257	1,158

CITY NATIONAL ROCHDALE FUNDS | PAGE 71

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Shares	Value (000)
Diversified Minerals [0.0%]
New World Resources, Cl A *	44,276,198	$—

Energy [0.0%]
Templar Energy, Cl A *	105,419	1

Hotels, Restaurants & Leisure [0.0%]
Caesars Entertainment *	68,920	937

Oil, Gas & Consumable Fuels [0.2%]
Gulf Keystone Petroleum	2,140,000	6,023
Savannah Petroleum *	4,307,451	1,227

Total Oil, Gas & Consumable Fuels		7,250

Services [0.0%]
A'ayan Leasing & Investment KSCP *	1,169,438	126

Software [0.0%]
Avaya Holdings *	63,630	859

Total Common Stock
(Cost $11,343)		11,257

Limited Partnership [0.3%]
Cartesian LP*	1	11,365

Total Limited Partnership
(Cost $10,000)		11,365

Closed-End Fund [0.1%]
Stone Ridge Reinsurance Risk Premium Interval Fund	400,490	3,120

Total Closed-End Fund
(Cost $4,010)		3,120

Description	Number of Warrants/Face Amount (000)(1)	Value (000)
Warrants [0.0%]
Central Bank of Nigeria,
Expires 11/15/20, Strike Price $.0001*	49,000	$1,323
Toys 'R' Us(J) (K)	14,309	—
Toys 'R' Us/Hill Street
Expires 06/21/21* (J)	14,309	—

Total Warrants
(Cost $6,407)		1,323

Short-Term Investment** [8.9%]
SEI Daily Income Trust Government Fund, Cl F, 1.500%	337,886,581	337,887

Total Short-Term Investment
(Cost $337,887)		337,887

Total Investments [96.4%]
(Cost $3,668,730)		$3,660,220

Percentages are based on Net Assets of $3,798,802 (000).

Amounts designated as "—" are either $0 or have been rounded to $0.

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2019.
(1)	U.S. Dollars unless otherwise indicated.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2019, the value of these securities amounted to $544,225 (000), representing 14.3% of the net assets of the Fund.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Step Bond — The rate reported is the rate in effect on December 31, 2019. The coupon on a step bond changes on a specific date.
(D)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(F)	Security is considered illiquid. The total market value of such security as of December 31, 2019 was $28,577 (000) and represented 0.8% of net assets of the Fund.
(G)	Unsettled bank loan, Interest rate not available.
(H)	Zero coupon security. The rate reported is the effective yield at time of purchase.

CITY NATIONAL ROCHDALE FUNDS | PAGE 72

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

(I)	Security is considered restricted. The total market value of such securities as of December 31, 2019 was $132,741 (000) and represented 3.49% of Net Assets of the Fund.
(J)	Strike Price is unavailable.
(K)	Expiration date is unavailable.

CDO — Collateralized Debt Obligation

CHF — Swiss Franc

Cl — Class

CLO — Collateralized Loan Obligation

ETF — Exchange Traded Fund

EUR — Euro

Euribor — Euro Interbank Offered Rate

GBP — British Pound Sterling

JPY — Japanese Yen

ICE — Intercontinental Exchange

JSC — Joint Stock Company

LIBOR — London Interbank Offered Rates

LLC — Limited Liability Corporation

LP — Limited Partnership

LTD — Limited

MTN — Medium Term Note

PIK — Payment-in-kind

PLC — Public Limited Company

Ser — Series

SPDR — Standard & Poor's Depositary Receipts

TL — Term Loan

ULC — Unlimited Liability Company

USD — United States Dollar

VAR — Variable

Amounts designated as "—" are either $0 or have been rounded to $0.

A list of the open forward foreign currency contracts held by the Fund at December 31, 2019, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
U.S. Bank	01/09/20 - 03/19/20	GBP	37,500	USD	49,332	$(368)
U.S. Bank	01/09/20 - 03/19/20	EUR	313,242	USD	348,361	(3,348)
U.S. Bank	02/26/20 - 03/19/20	CHF	19,157	USD	19,633	(273)
U.S. Bank	02/26/20	JPY	210,000	USD	1,935	(4)
						$(3,993)

CITY NATIONAL ROCHDALE FUNDS | PAGE 73

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

The following is a list of the inputs used as of December 31, 2019 in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$1,354,172	$12	$1,354,184
Loan Participations	—	894,115	2,701	896,816
Sovereign Debt	—	607,397	3	607,400
Mortgage-Backed Securities	—	226,421	—	226,421
Life Settlement Contracts	—	—	132,741	132,741
Open-End Funds	34,315	—	—	34,315
Exchange Traded Funds	27,562	—	—	27,562
Convertible Bonds	—	15,829	—	15,829
Common Stock	10,789	468	—	11,257
Limited Partnership	—	11,365	—	11,365
Closed-End Fund	3,120	—	—	3,120
Warrants	—	—	1,323	1,323
Short-Term Investment	337,887	—	—	337,887
Total Investments in Securities	$413,673	$3,109,767	$136,780	$3,660,220

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Depreciation	$—	$(3,993)	$—	$(3,993)
Total Other Financial Instruments	$—	$(3,993)	$—	$(3,993)

*	Forwards contracts and swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

(1)	Of the $136,780(000) in Level 3 securities as of December 31, 2019, $132,741(000) or 97.0% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs is required for those Level 3 securities that are not valued by third party vendors or broker quotes.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value as of December 31, 2019:

Draft	Corporate Bond	Investments in Loan Participations	Investments in Sovereign Debt	Investments in Life Settlement Contracts	Warrant	Total
Beginning balance as of October 1, 2019	$12	$2,647	$3	$140,944	$-	$143,606
Accrued discounts/ premiums	(1)	50	-	-	(637)	(588)
Realized gain/(loss)	10	-	-	-	-	10
Change in unrealized appreciation/(depreciation)	-	10	-	(8,203)	-	(8,193)
Purchases	-	-	-	-	-	-
Sales/paydaowns	(9)	(6)	-	-	-	(15)
Transfers into Level 3	-	-	-	-	1,960	1,960
Transfers out of Level 3	-	-	-	-	-	-
Ending balance as of December 31, 2019	$12	$2,701	$3	$132,741	$1,323	$136,780
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$-	$10	$-	$(8,203)	$-	$(8,193)

Amounts designated as “—“ are either $0 or have been rounded to $0.

CITY NATIONAL ROCHDALE FUNDS | PAGE 74

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of December 31, 2019. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at December 31, 2019 (000)	Valuation Techniques
Life Settlement Contracts	$132,741	Discounted Cash Flow Model

		Observable Inputs
		Maturity Value

		Unobservable Inputs	Range
		Discount Rate	13.5%
		Expected Maturity (months)	6-130 months

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement. Increases in projected collection rates in isolation would result in a higher fair value measurement, while increases in expected discount rates, projected default rates, and maturities of life settlement contracts, in isolation, would result in a lower fair value measurement.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 75

Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Dividend & Income Fund

Description	Shares	Value (000)
Common Stock [95.1%]
Communication Services [5.7%]
AT&T	109,500	$4,279
BCE	63,000	2,920
Verizon Communications	119,167	7,317

Total Communication Services		14,516

Consumer Discretionary [2.1%]
Cedar Fair (A)	28,000	1,552
McDonald's	19,000	3,755

Total Consumer Discretionary		5,307

Consumer Staples [18.9%]
Altria Group	144,550	7,214
B&G Foods	20,000	359
Clorox	37,700	5,788
Coca-Cola	81,772	4,526
General Mills	72,780	3,898
Hershey	25,400	3,733
Kellogg	47,000	3,251
Kimberly-Clark	19,000	2,613
Philip Morris International	61,700	5,250
Procter & Gamble	49,349	6,164
Sysco	38,800	3,319
Unilever ADR	39,300	2,247

Total Consumer Staples		48,362

Energy [5.4%]
Chevron	36,183	4,360
Enterprise Products Partners (A)	87,984	2,478
ONEOK	59,600	4,510
Valero Energy	26,600	2,491

Total Energy		13,839

Financials [11.7%]
Ares Capital	95,100	1,774
Arthur J Gallagher	29,400	2,800
Cincinnati Financial	60,650	6,377
Compass Diversified Holdings (A)	153,000	3,803
Huntington Bancshares	123,000	1,855
JPMorgan Chase	22,700	3,164
Prudential Financial	33,100	3,103
Truist Financial	94,200	5,305
Umpqua Holdings	98,000	1,735

Total Financials		29,916

Health Care [5.8%]
Bristol-Myers Squibb	54,200	3,479
Johnson & Johnson	9,800	1,429
Merck	73,150	6,653
Pfizer	87,944	3,446

Total Health Care		15,007

Industrials [8.0%]
Eaton	64,500	6,110
General Dynamics	15,300	2,698

Description	Shares	Value (000)
Lockheed Martin	30,117	$11,727

Total Industrials		20,535

Information Technology [5.5%]
Intel	137,000	8,200
Paychex	68,200	5,801

Total Information Technology		14,001

Materials [2.9%]
Sonoco Products	84,650	5,224
Westrock	52,500	2,253

Total Materials		7,477

REITs [14.4%]
Crown Castle International	25,600	3,639
EPR Properties	34,500	2,437
Healthcare Trust of America, Cl A	107,700	3,261
Lamar Advertising, Cl A	84,800	7,569
Liberty Property Trust	83,985	5,043
Mid-America Apartment Communities	29,000	3,824
National Retail Properties	59,500	3,191
Ventas	40,232	2,323
Welltower	45,362	3,710
WP Carey	22,800	1,825

Total REITs		36,822

Utilities [14.7%]
American Electric Power	34,900	3,299
Avangrid	59,000	3,019
Brookfield Infrastructure Partners (A)	67,600	3,379
CenterPoint Energy	66,300	1,808
Dominion Energy	36,300	3,006
Duke Energy	68,006	6,203
Entergy	13,700	1,641
Eversource Energy	44,542	3,789
OGE Energy	33,600	1,494
Pinnacle West Capital	30,135	2,710
WEC Energy Group	38,050	3,509
Xcel Energy	62,100	3,943

Total Utilities		37,800

Total Common Stock
(Cost $170,010)		243,582

Preferred Stock [2.5%]
Communication Services [0.1%]
Qwest, 7.000%	10,000	261

Financials [1.0%]
AmTrust Financial Services, 7.500%	10,000	206
Bank of America, 6.000%	30,000	791
First Republic Bank, 5.500%	10,000	267
JPMorgan Chase, 6.125%	20,000	537
MetLife, 5.625%	10,000	273

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Dividend & Income Fund

Description	Shares	Value (000)
Wells Fargo, 6.000%	20,000	$522

Total Financials		2,596

REITs [1.0%]
Digital Realty Trust, 5.250%	10,000	258
National Retail Properties, 5.200%	10,000	254
National Storage Affiliates Trust, 6.000%	20,000	532
PS Business Parks, 5.200%	10,000	258
Public Storage, 5.050%	30,000	777
Vornado Realty Trust, 5.250%	20,000	511

Total REITs		2,590

Utilities [0.4%]
Dominion Energy, 5.250%	5,000	131
DTE Energy, 5.250%	20,000	529
Southern, 6.250%	10,000	263

Total Utilities		923

Total Preferred Stock
(Cost $6,125)		6,370

Exchange Traded Funds [2.2%]
Invesco Preferred ETF	291,000	4,368
iShares Preferred & Income Securities ETF	27,300	1,026
JPMorgan Alerian MLP Index ETN	12,500	273

Total Exchange Traded Funds
(Cost $5,672)		5,667

Short-Term Investment** [0.1%]
SEI Daily Income Trust Government Fund, Cl F, 1.470%	168,030	168

Total Short-Term Investment
(Cost $168)		168

Total Investments [99.9%]
(Cost $181,975)		$255,787

Percentages are based on Net Assets of $256,087 (000).

**	The rate reported is the 7-day effective yield as of December 31, 2019.
(A)	Security is a Master Limited Partnership. At December 31, 2019, such securities amounted to $11,212 (000), or 4.4% of net assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

ETN — Exchange Traded Note

MLP — Master Limited Partnership

REIT — Real Estate Investment Trust

As of December 31, 2019, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S.

GAAP.

Amounts designated as “—” are $0 or have been rounded to $0.

For the period ended December 31, 2019, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)
Common Stock [98.2%]
Aerospace & Defense [4.5%]
Boeing	15,000	$4,886
Northrop Grumman	12,000	4,128
Raytheon	28,000	6,153

Total Aerospace & Defense		15,167

Auto Components [1.3%]
Magna International	80,000	4,387

Banks [3.7%]
Bank of America	187,000	6,586
PNC Financial Services Group	37,000	5,906

Total Banks		12,492

Beverages [3.3%]
Constellation Brands, Cl A	23,000	4,364
PepsiCo	49,000	6,697

Total Beverages		11,061

Capital Markets [2.2%]
CME Group, Cl A	36,000	7,226

Chemicals [1.7%]
Linde	26,000	5,535

Commercial Banks [3.2%]
JPMorgan Chase	76,000	10,594

Commercial Services & Supplies [2.2%]
Cintas	27,000	7,265

Diversified Financial Services [1.8%]
Berkshire Hathaway, Cl B *	27,000	6,116

Electric Utilities [1.4%]
NextEra Energy	20,000	4,843

Electronic Equipment [1.7%]
Amphenol, Cl A	52,000	5,628

Entertainment [2.4%]
Walt Disney	56,000	8,099

Food & Staples Retailing [3.8%]
Costco Wholesale	21,000	6,173
Walmart	55,000	6,536

Total Food & Staples Retailing		12,709

Health Care Equipment & Supplies [6.6%]
Becton Dickinson	14,000	3,808
Danaher	35,000	5,372
Edwards Lifesciences *	25,000	5,832
Stryker	34,000	7,138

Total Health Care Equipment & Supplies		22,150

Health Care Providers & Services [3.3%]
UnitedHealth Group	38,000	11,171

Description	Shares	Value (000)
Hotels, Restaurants & Leisure [2.0%]
McDonald's	33,000	$6,521

Household Durables [1.1%]
PulteGroup	93,000	3,608

Household Products [1.2%]
Colgate-Palmolive	57,000	3,924

Industrial Conglomerates [2.1%]
Honeywell International	25,000	4,425
Roper Technologies	7,000	2,480

Total Industrial Conglomerates		6,905

Insurance [0.8%]
Chubb	18,000	2,802

Interactive Media & Services [4.4%]
Alphabet, Cl A *	6,800	9,108
Facebook, Cl A *	28,000	5,747

Total Interactive Media & Services		14,855

Internet & Catalog Retail [1.3%]
Alibaba Group Holding ADR *	20,000	4,242

IT Services [8.8%]
Accenture, Cl A	36,000	7,580
Mastercard, Cl A	34,000	10,152
Visa, Cl A	63,000	11,838

Total IT Services		29,570

Life Sciences Tools & Services [3.9%]
Charles River Laboratories International *	22,000	3,361
Thermo Fisher Scientific	30,000	9,746

Total Life Sciences Tools & Services		13,107

Machinery [1.8%]
Ingersoll-Rand	44,000	5,849

Media [2.0%]
Comcast, Cl A	150,000	6,746

Multi-Utilities [0.9%]
CMS Energy	48,000	3,016

Oil, Gas & Consumable Fuels [2.6%]
Chevron	50,000	6,026
ExxonMobil	39,000	2,721

Total Oil, Gas & Consumable Fuels		8,747

Pharmaceuticals [3.4%]
Johnson & Johnson	42,000	6,127
Zoetis, Cl A	40,000	5,294

Total Pharmaceuticals		11,421

Real Estate Investment Trusts [2.8%]
Equinix	7,000	4,086

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)
Essex Property Trust	18,000	$5,415

Total Real Estate Investment Trusts		9,501

Road & Rail [1.6%]
Union Pacific	29,000	5,243

Software [6.6%]
Adobe *	20,000	6,596
Microsoft	98,000	15,455

Total Software		22,051

Specialty Retail [2.6%]
Home Depot	40,000	8,735

Technology Hardware, Storage & Peripherals [4.0%]
Apple	46,000	13,508

Water Utilities [1.2%]
American Water Works	32,000	3,931

Total Common Stock
(Cost $186,470)		328,725

Short-Term Investment** [1.6%]
SEI Daily Income Trust Government Fund, Cl F, 1.500%	5,357,928	5,358

Total Short-Term Investment
(Cost $5,358)		5,358

Total Investments [99.8%]
(Cost $191,828)		$334,083

Percentages are based on Net Assets of $334,665 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2019.

ADR — American Depository Receipt

Cl — Class

As of December 31, 2019, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2019, there have been no transfers in or out of Level 3.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Short Term Emerging Markets Debt Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [66.9%]
Banks [7.8%]
Access Bank, MTN
10.500%, 10/19/21	$9,219	$10,233
Banco Nacional de Costa Rica
5.875%, 04/25/21	11,210	11,462
Industrial Subordinated Trust
8.250%, 07/27/21	889	943

Total Banks		22,638

Building-Heavy Construct [0.2%]
Andrade Gutierrez International
11.000% cash/12.000% PIK, 08/20/21	1	1
11.000% cash/12.000% PIK, 08/20/21 (A)	1	1
9.500%, 12/30/24(A)	448	465

Total Building-Heavy Construct		467

Computer System Design & Services [4.5%]
HT Global IT Solutions Holdings
7.000%, 07/14/21	12,760	13,105

Drugs [3.9%]
Glenmark Pharmaceuticals
4.500%, 08/02/21	9,600	9,566
Jubilant Pharma
4.875%, 10/06/21	1,707	1,733

Total Drugs		11,299

Electric Utilities [1.7%]
Instituto Costarricense de Electricidad
6.950%, 11/10/21	4,790	4,994

Entertainment & Gaming [3.6%]
NagaCorp
9.375%, 05/21/21	9,841	10,418

Metals & Mining [4.7%]
Vedanta Resources
8.250%, 06/07/21	13,097	13,540

Paper & Related Products [5.0%]
Eldorado International Finance GmbH
8.625%, 06/16/21	13,697	14,296

Petroleum & Fuel Products [9.8%]
Georgian Oil and Gas JSC
6.750%, 04/26/21	8,805	9,119
Pan American Energy
7.875%, 05/07/21	12,136	12,561
YPF
8.500%, 03/23/21	6,808	6,740

Total Petroleum & Fuel Products		28,420

Real Estate Oper/Develop [9.0%]
Alam Synergy Pte
11.500%, 04/22/21	14,905	15,010

Description		Face Amount (000)	Value (000)
Global Prime Capital Pte
7.250%, 04/26/21		$10,658	$10,967

Total Real Estate Oper/Develop			25,977

Telephones & Telecommunications [7.1%]
Telecom Argentina
6.500%, 06/15/21		21,024	20,393

Transportation Services [9.6%]
Global Liman Isletmeleri
8.125%, 11/14/21		14,240	13,884
Ukraine Railways via Shortline
9.875%, 09/15/21		13,285	13,844

Total Transportation Services			27,728

Total Corporate Bonds
(Cost $192,538)			193,275

Sovereign Debt [18.7%]
Argentine Republic Government International Bond
6.875%, 04/22/21		3,968	2,143
3.375%, 10/12/20	CHF	7,000	4,232
Provincia de Buenos Aires
10.875%, 01/26/21		537	371
4.000%, 05/01/20 (B)	EUR	5,583	4,822
Provincia de Cordoba
7.125%, 06/10/21		4,844	3,560
Provincia de Neuquen Argentina
7.875%, 04/26/21		791	752
Sri Lanka Government International Bond
6.250%, 07/27/21		13,533	13,756
Third Pakistan International Sukuk
5.500%, 10/13/21		10,183	10,399
Ukraine Government International Bond
7.750%, 09/01/21		13,200	13,959

Total Sovereign Debt
(Cost $55,474)			53,994

Convertible Bond [8.8%]
Petroleum & Fuel Products [8.8%]
Tullow Oil Jersey
6.625%, 07/12/21		26,600	25,357

Total Convertible Bond
(Cost $24,884)			25,357

Foreign Government Bond [1.7%]
Medical Products & Services [1.7%]
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/21		5,038	4,931

Total Foreign Government Bond
(Cost $4,923)			4,931

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2019 (Unaudited)

City National Rochdale Short Term Emerging Markets Debt Fund

Description	Share Amount	Value (000)
Short-Term Investment** [3.4%]
SEI Daily Income Trust Government Fund, Cl F, 1.500%	9,924,939	$9,925

Total Short-Term Investment
(Cost $9,925)		9,925

Total Investments [99.5%]
(Cost $287,744)		$287,482

Percentages are based on Net Assets of $289,021 (000).

**	The rate reported is the 7-day effective yield as of December 31, 2019.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2019, the value of these securities amounted to $466 (000), representing 0.2% of the net assets of the Fund.
(B)	Step Bond - Represents the current rate, the step rate, the step date and the final maturity date.

CHF — Swiss Franc

Cl — Class

EUR — Euro

MTN — Medium Term Note

PIK — Paid-in Kind

A list of the open forward foreign currency contracts held by the Fund at December 31, 2019, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Depreciation (Thousands)
U.S. Bank	03/19/20	EUR	3,296	USD	3,674	$(41)
U.S. Bank	03/19/20	CHF	3,576	USD	3,665	(50)
						$(91)

For the period ended December 31, 2019, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

The following is a list of the inputs used as of December 31, 2019 is valuing the Fund's investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$193,275	$—	$193,275
Sovereign Debt	—	53,994	—	53,994
Convertible Bond	—	25,357	—	25,357
Foreign Government Bond	—	4,931	—	4,931
Short-Term Investment	9,925	—	—	9,925
Total Investments in Securities	$9,925	$277,557	$—	$287,482

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Depreciation	$—	$(91)	$—	$(91)
Total Other Financial Instruments	$—	$(91)	$—	$(91)

*	Forwards contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended December 31, 2019, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2